As filed with the Securities and Exchange Commission on April 2
8
, 2023
Registration File Nos.
333-134820
and
811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-4

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 24	☒
(Check appropriate box or boxes.)

TIAA Separate Account
VA-3
(Exact Name of Registrant)

Teachers Insurance and
Annuity Association of America
(Name of Insurance Company)
730 Third Avenue
New York, New York 10017
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, Including Area Code:
(212) 490-9000

Name and Address of Agent for Service:	Copy to:

Aneal Krishnamurthy, Esquire Teachers Insurance and Annuity Association of America 730 Third Avenue	Chip Lunde, Esquire Willkie Farr & Gallagher LLP 1875 K Street, N.W. Washington, DC 20006-1238
New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2023, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

PROSPECTUS
MAY 1, 2023
TIAA Access
Individual and group variable annuity contracts funded through TIAA Separate Account
VA-3
of Teachers Insurance and Annuity Association of America (“TIAA”)
Levels 1, 2, 3, 4
This prospectus describes TIAA Access individual and group variable annuity contracts (herein referred as “Contract” or “Contracts”) funded through the TIAA Separate Account
VA-3
(the “Separate Account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds available under your Contract as investment options and keep them for future reference.
You or Your Employer can purchase these Contracts in connection with tax-qualified
pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f).
Subject to the terms of the Contract, if you are a new investor in the Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contracts, you may cancel your Contract at a minimum of 10 days from receiving it or in accordance with the terms of your Contract without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the Premiums you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus describes the TIAA Access variable annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms
The terms and phrases below are defined so you will know how they are used in this prospectus. To understand some definitions, you may have to refer to other defined terms.
Accumulation
.  The total value of your accumulation units under the Contract.
Accumulation Period.
The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out. Sometimes referred to herein as the
“accumulation phase.”
Accumulation Unit.
A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each Valuation Day.
Annuitant.
The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the Contract.
Annuity Partner.
The person you name, if you choose to receive income under a two-life
annuity, to receive an income for life if he or she survives you. In some Contracts, this person is referred to as the second annuitant.
Annuity Unit.
A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.
Beneficiary.
Any person or institution you name, in a form satisfactory to us, to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.
Business Day.
Any day the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE American (collectively with NYSE, the “NYSE Exchanges”) is open for trading. A Business Day generally ends at 4 p.m. Eastern Time or when trading closes on the NYSE Exchanges, if earlier. A Business Day may end early only as of the latest closing time of the regular (or core) trading session of any of the NYSE Exchanges.
Calendar Day.
Any day of the year. Calendar days end at the same time as a Business Day.
Commuted Value.
The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Companion CREF Certificate.
A companion certificate that was issued to you when you received your Contract, or if not then, on the later date that you first participated in CREF, if applicable.
Contract(s).
The individual and group variable annuity contracts, including your certificate and any endorsements under the Contract.
CREF.
The College Retirement Equities Fund, a companion organization to TIAA CREF, is a variable annuity, which is described in a separate prospectus that you

4	Prospectus ∎ TIAA Access

may obtain by calling
877-518-9161
or by visiting our website at: www.tiaa.org/public/prospectuses.
CREF Account(s).
Accounts that are available as investment options under a CREF variable annuity contract. Each CREF Account has its own investment objective and risks.
Employer.
Your employer is the organization that may remit premiums you paid under the Contract.
Fund(s) or Underlying Fund(s).
An investment company that is registered with the SEC in which an investment account invests. The Funds available under the Contract, subject to your employer’s plan, are listed in “
Appendix A—Funds Available under the Contract
” in this prospectus.
Good Order.
Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.
Guaranteed Period.
The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.
Income Change Method.
How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.
Income Option.
Any of the ways you can elect to receive your annuity income. It is also referred to as an “annuity option.”
Investment Account.
This term describes a subaccount of the separate account, which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts. Not all investment accounts listed in this prospectus are available to you as an investment option and are subject to your employer’s plan.
NYSE.
The New York Stock Exchange.

TIAA Access ∎ Prospectus	5

Participant.
Any person who owns a TIAA Contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.
Premiums.
Monies remitted under a Contract to purchase accumulation units.
Separate Account.
The TIAA Separate Account
VA-3
of Teachers Insurance and Annuity Association of America (“TIAA Access Account”) is designated as
“VA-3”
and was established by TIAA in accordance with New York law to provide benefits under your Contract and other Contracts. The assets and liabilities of TIAA Separate Account
VA-3
are segregated from the assets and liabilities of the general account, and from the assets and liabilities of any other TIAA separate accounts.
Teachers Insurance and Annuity Association of America.
Referred to as TIAA and throughout this prospectus and the terms “TIAA,” “we,” “us,” and “our” are used interchangeably and all refer to Teachers Insurance and Annuity Association of America.
TIAA Real Estate Account.
The assets and liabilities of the TIAA Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The TIAA Real Estate Account is described in a separate prospectus that you may obtain by calling
877-518-9161
or by visiting our website at: www.tiaa.org/public/prospectuses.
TIAA Traditional Annuity.
A fixed annuity offered by TIAA. Subject to certain restrictions, you may transfer accumulation units under this Contract to TIAA’s Traditional Annuity.
You or Your.
This means any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your Contract or certificate.
Valuation Day.
Any Business Day as well as the last day of each calendar month.

6	Prospectus ∎ TIAA Access

Important information you should consider about the Contract

Location in Prospectus
FEES AND EXPENSES

Charges for Early Withdrawals	● None* *The Contract does not impose a withdrawal charge, but the Underlying Funds may impose a fee in connection with a withdrawal from the Investment Account.	Withdrawals and surrenders

Transaction Charges
●
  None*
●
  To the extent your employer’s plan provides for loans, if you request a loan there are fees associated with a loan.

*The Contract does not impose a transfer charge, but the Underlying Funds may impose a fee in connection with a transfer from the Investment Acco unt
.

Transfers and access to your money Loans

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Levels 1–4) 1	0.10%²	0.75%²	What are the charges and expenses of the Contract?
	Investment Options (Underlying Fund fees and expenses)	0.02%³	1.12%³	Appendix A—Funds available under the Contract
	Optional benefits available for an additional charge (for a single optional benefit, if elected) 4	None	None	Transfers and access to your money

¹ A Level 1 Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.

² As a percentage of average Accumulation. The contractual maximum fee is 2.00%.

³ As a percentage of fund assets.

4
  There is no charge for any elected optional benefit under your Contract.

TIAA Access ∎ Prospectus	7

Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Costs: $119	Highest Annual Cost: $1,724

Assumes:
●
  Investment of $100,000
●
  5% annual appreciation
●
  Least expensive combination of Contract Levels
1
and Underlying Fund fees and expenses
●
  No optional benefits
●
  No sales charges or advisory fees
●
  No additional purchase payments, transfers or withdrawals

Assumes:
●
  Investment of $100,000
●
  5% annual appreciation
●
  Most expensive combination of Contract Levels,
2
optional benefits
3
and Underlying Fund fees and expenses
●
  No sales charges or advisory fees
●
  No additional purchase payments, transfers or withdrawals

1
  Includes the lowest annual cost of a Contract Level, which is a Level 1 Contract.
2
  Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
3
  There is no charge for any elected optional benefit under your Contract.

RISKS
Risk of Loss	● You can lose money by investing in your Contract, including loss of principal.	Principal risks of investing in the Contract
Not a Short-Term Investment
●
  The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●
  Subject to your employer’s plan, investors may not be able to redeem their Accumulation from their Contract, except under limited circumstances.

●
  The benefits of a tax deferred product, adding Premiums over time to the value your Contract and long-term income means the Contract is generally more beneficial to investors with a long-term horizon.

●
  If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize.
Principal risks of investing in the Contract
Risks Associated with Investment Options
●
  An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., Underlying Funds).

●
  Each investment option (including any fixed account investment option) has its own unique risks.

●
  You should review the investment options before making an investment decision.
Principal risks of investing in the Contract

8	Prospectus ∎ TIAA Access

Location in Prospectus
Insurance Company Risks
●
  An investment in the Contract is subject to risks related to TIAA, and any obligations, guarantees or benefits of the Contract are subject to TIAA’s claims-paying ability. More information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.
Principal risks of investing in the Contract
RESTRICTIONS
Investments
●
  Not all of the Underlying Funds listed in this prospectus under
“Appendix A—Funds available under the Contract”
may be available under your employer’s plan. You may only invest in those Underlying Funds under the terms of your employer’s plan.
The Investment Accounts Appendix A—Funds available under the Contract
	● Your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.	The Investment Accounts
	● We have adopted policies and procedures to discourage market timing and frequent transaction activity and to control certain transfer activity.	Market Timing and Excessive Trading Policy
	● We reserve the right to limit transfers and exchanges into or out of an Investment Account in circumstances of frequent activity.	Market Timing and Excessive Trading Policy
	● We reserve the right to add or close investment accounts, substitute another fund or other investment vehicles or combine investment accounts.	Adding, Closing, or Substituting Portfolios

Optional Benefits	● To the e xtent any optional benefits are available under your Contract, they are subject to a minimum dollar amount.	Transfers and access to your money
TAXES
Tax Implications	● You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.	Possible Adverse Tax Consequences

●
  Generally, you are not taxed until you make a withdrawal from the Contract. Withdrawals on your Contract will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.
Taxation on withdrawals
	● Subject to your employer’s plan, premium taxes may apply with respect to the Contract.	Premium Taxes
	● If you purchase the Contract through a tax-qualified plan, you do not get any additional tax benefit.	Tax Deferr al
CONFLICTS OF INTEREST
Investment Professional Compensation
●
  Your investment professional may receive compensation for selling this Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.
Conflicts of interest
Exchanges
●
  Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.
Conflicts of interest

TIAA Access ∎ Prospectus	9

Overview of the Contract
Purpose of the Contract
The Contract is a
tax-deferred
variable annuity contract. It is designed for retirement planning purposes and to help you accumulate assets through investments in the underlying investment accounts. You make investments in the Contract’s investment accounts during the Accumulation Period. The value of your investments or Accumulation is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use your Accumulation to calculate the payments that we make during the annuity period. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your Accumulation may be for setting your annuity payouts. The Contract includes a standard death benefit to help financially protect your designated beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. Any withdrawals made during the accumulation phase will reduce the Accumulation in your Contract. Because withdrawals will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty on early withdrawals if taken before age 59
1
⁄
2
, the Contract is not intended for individuals who may need to access invested funds within a short-term timeframe or on a frequent basis. In addition, the Contract is not intended for individuals who intend to engage in frequent transfers of the investment accounts.
Your financial goal in acquiring the Contract should be consistent with a long-term insurance product for retirement income or other long-term investment purposes offering the prospect of investment growth through payment of Premiums.
Phases of the Contract
The Contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity phase (for income).
Accumulation phase
During the accumulation phase, earnings accumulate on a
tax-deferred
basis and are taxed as income when you make a withdrawal. Premium payments made during the accumulation phase are subject to your employer’s plan and IRC limits and may continue until the annuity starting date.
To accumulate value during the accumulation phase, you may allocate your Premiums and earnings in the investment accounts of the Separate Account that are available under your employer’s plan, which, in turn, invest in one or more of the funds that have different investment strategies, objectives and risk profiles. You may allocate all or part of your Premiums and Contract value to the investment accounts. Amounts that you allocate to investment accounts will increase or decrease in dollar value depending in part on the investment performance of each Underlying Fund in which such Separate Account invests.

10	Prospectus ∎ TIAA Access

You bear the risk of any decline in your Accumulation of your Contract resulting from the performance of the Underlying Funds you have chosen. Your Accumulation could decline significantly, and there is a risk of loss of the entire amount invested. You should consider the investment objectives, risks, and charges and expenses of each Underlying Fund carefully before making an investment decision. Additional information about each Underlying Fund is provided in “
Appendix A—Funds available under the Contract.
”
Annuity phase
You enter the income phase when you annuitize your Contract. The annuity phase, also referred to as the annuity period, occurs after the annuity starting date and when you or a second Annuitant begin receiving regular annuity payments from your Contract. During the annuity phase, you will receive a stream of fixed income payments for the annuity payout period of time you elect. Subject to the provisions under your Contract and your employer’s plan, you can elect any one of the following payment income options to receive annuity payments:
(1) one-life
annuity with or without a Guaranteed Period; (2) annuity for a fixed period;
(3) two-life
annuities; (4) minimum distribution option; (5) receiving
lump-sum
payments; and (6) income test drive.
Please note that when you annuitize, your Accumulation will be converted to income payments. If you elect partial annuitization, you may apply a portion of your Accumulation to one of the income options that we offer, while the remainder of your Accumulation can remain invested in your investment accounts. If you annuitize your entire Accumulation, generally, you will no longer be able to make withdrawals from your Contract and all accumulation phase benefits terminate, including the death benefit.
Contract features
The Contract provides for the Accumulation of retirement savings and income. The Contract offers income, death benefit protection and various payout options.
Accessing Your Money
. Before your Contract is annuitized, you can take withdrawals from your Contract. Withdrawals may reduce your account value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if you take a withdrawal before age 59
1
⁄
2
.
Internal Transfers
. Subject to the provisions under your Contract, you may transfer Accumulation Units, generally not less than $1,000, from one Investment Account to another Investment Account or to your companion TIAA contract. Internal transfers may be restricted to not more than one transfer in a calendar quarter and may be subject to a redemption charge by the Underlying Funds.
Tax Treatment
. You can transfer money between investment accounts without tax implications, and earnings (if any) on your investments are generally tax-deferred.
You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receipt of an income payment from the Contract; or (4) payment of a death benefit.

TIAA Access ∎ Prospectus	11

Death Benefits
. The Contract includes a standard death benefit, which will pay a death benefit to your designated beneficiary at the time of your death.
Loans
. To the extent your employer’s plan provides and in accordance with certain other conditions, you may request a loan from your available Investment Account accumulations. The loan must be requested before your annuity starting date. The loan will be issued in accordance with the terms of a loan agreement and the loan agreement will describe the terms, conditions and any fees or charges for the loan.
Additional benefits
Systematic Withdrawals
. Subject to the provisions under your Contract, you may have withdrawals redeemed from one or more of the investment accounts on a systematic basis. Systematic withdrawals are generally subject to a minimum amount of $100 and may be scheduled to be paid semi-monthly, monthly, quarterly, semi-annually or annually. Systematic withdrawals may be subject to a redemption charge, which may be imposed by the Underlying Funds and not by TIAA or the Separate Account. Withdrawals will lower your Accumulation, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.
Systematic Transfers
. Subject to the provisions under your Contract, systematic transfers are generally subject to a minimum amount of $100. Systematic transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually. Systematic transfers may be subject to a redemption charge, which may be imposed by the Underlying Funds and not by TIAA or the Separate Account.
Systematic Withdrawals to Pay Advisory Fees
. Subject to the provisions under your Contract, you may authorize a series of systematic withdrawals to pay the fees of your financial advisor. Withdrawals will lower your Accumulation.
Fee and expense tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering, or making withdrawals from the Contract. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, request a loan, or transfer Contract value between investment options. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. State premium taxes may also be deducted.

12	Prospectus ∎ TIAA Access

TRANSACTION EXPENSES

	Charge
Contracts	Level 1	Level 2	Level 3	Level 4
Sales load imposed on purchases (as a percentage of Premiums)	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of Premiums or amount surrendered, as applicable)	none	none	none	none
Exchange fee 1	none	none	none	none
Retirement Plan Loan (Loan Origination Fee) 2	$125	$125	$125	$125
Retirement Plan Loan (Annual Maintenance Fee) 2	$25	$25	$25	$25

1	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.

2	A Retirement Plan Loan includes a $75 one-time origination fee or $125 for a residential loan and a $25 annual maintenance fee.
The next table describes the fees and expenses that you will pay each year
 during the time that you own the Contract (not including fund fees and expenses).
ANNUAL CONTRACT EXPENSES

Charge
Contract- Accumulation Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.10%	0.30%	0.45%	0.75%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none

1	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

Charge
Contract- Payout Annuity Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.34%	0.34%	0.34%	0.34%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none

1	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in this prospectus under: “Appendix A—Funds available under the Contract.”

TIAA Access ∎ Prospectus	13

ANNUAL FUND EXPENSES

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before contractual fee waiver/expense reimbursements)	0.02%	3.74%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after contractual fee waiver/expense reimbursements)*	0.02%	1.12%

*	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses, and Annual Fund Expenses. The fees and expenses in this Example do not reflect any advisory fees you may elect to pay financial intermediaries.
The Example for each Contract Level assumes that you invest $100,000 in the Contract for the time periods indicated. The Example for each Contract Level also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Fund Expenses and elected optional benefits and the least expensive combination of Annual Fund Expenses and no elected optional benefit. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,251	$3,894	$6,739	$14,840
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,456	$4,523	$7,812	$17,110
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063

14	Prospectus ∎ TIAA Access

LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,609	$4,993	$8,611	$18,784
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925
LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,917	$5,929	$10,193	$22,058
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569
Principal risks of investing in the Contract
Investing in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this prospectus. Additional risks and details regarding various risk and benefits of investing in the Contract are described in relevant sections of this prospectus. The Contract may be subject to additional risks other than those identified and described in the prospectus.
Risk of Loss
. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Not a Short-Term Investment
. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. Subject to your employer’s plan, this Contract may not be an appropriate investment for an investor who needs ready access to cash, since you may not be permitted to redeem your Accumulation from the Contract, except under limited circumstances. If you make early withdrawals, you may be subject to pay ordinary income tax, including a 10% premature distribution tax penalty if you are under age 59
1
⁄
2
.

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Investment Risk
. As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the Underlying Funds. Performance can vary depending on the performance of the Underlying Funds you selected. You bear the risk of any decline in your Accumulation of your Contract resulting from the performance of the Underlying Funds you have chosen. Your Accumulation could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. We do not guarantee the investment performance of the Separate Account or the Underlying Funds, and you bear the entire investment risk. Information regarding the Underlying Funds available under your Contract is provided below in this prospectus under
“Appendix A—Funds available under the
 Contract.”
Risks Associated with TIAA
. An investment in the Contract is subject to risks related to TIAA and any obligations, guarantees or benefits of the Contract are subject to TIAA’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected Contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.
Possible Adverse Tax Consequences
. The tax rules applicable to the Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a qualified tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Cybersecurity and Certain Business Continuity Risks
. With the increased use of technologies such as the internet to conduct business, we, any third party administrator, the Underlying Funds, intermediaries and other affiliated or third

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party service providers are susceptible to cybersecurity risks. In general, cybersecurity attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cybersecurity attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a
“denial-of-service”
attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.
Cybersecurity failures by us or any of our service providers, the Underlying Funds, or the issuers of securities in which the Underlying Funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your Accumulation Units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cybersecurity attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cybersecurity risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cybersecurity attack tactics. As a result, it is possible that we or our service providers or the Underlying Funds will not be able to adequately identify or prepare for all cybersecurity attacks. In addition, we cannot directly control the cybersecurity plans or systems implemented by our service providers or the Underlying Funds.
We are exposed to risks related to natural and
man-made
disasters, such as storms, fires, earthquakes, public health crises and acts of terrorism, which could adversely affect our ability to administer the contract. In the event that a natural or man-made
disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made
disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

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COVID-19
Risk
. The
COVID-19
pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the
COVID-19
pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Who we are and other related information
Teachers Insurance and Annuity Association of America
(“TIAA”). TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Governors, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA also offers other types of insurance products and some of these products, such as fixed annuities, are supported by the assets in our general account. These insurance products are subject to our financial strength and claims-paying ability.
TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems, based on assets under management, in the United States. As of December 31, 2022, TIAA’s total statutory admitted assets were approximately $293.88 billion; the combined assets under management for TIAA, CREF and other entities within the TIAA organization (including TIAA-sponsored mutual funds) totaled approximately $1.09 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF’s products.
The Separate Account
TIAA Separate Account
VA-3
was established as of May 17, 2006, as a separate Investment Account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the Separate Account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other

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jurisdictions in which the contracts are offered. For additional information, see the Statement of Additional Information (“SAI”).
Although TIAA owns the assets of the Separate Account and the obligations under the Contract are obligations of TIAA, the Contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the Separate Account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the Separate Account with liabilities incurred by any other TIAA Separate Account or other business activity TIAA may undertake.
When the Contracts are purchased through qualified plans, earnings on Accumulation in the Separate Account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).
What is the TIAA Access Individual and Group Variable Annuity?
It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options. Though the investment accounts (discussed below) are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.
You may allocate Premiums among investment accounts of the Separate Account (discussed below) that, in turn, invest in Underlying Funds (discussed below). You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.
The Investment Accounts
. Each Investment Account is a subaccount of the Separate Account that invests its assets exclusively in a corresponding Underlying Fund. You may allocate Premiums among the investment accounts of the Separate Account, which in turns invests in the Underlying Funds listed in this prospectus. See
“
Appendix A—Funds available under the Contract.
”
Though the investment accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan. TIAA reserves the right to change the investment accounts available in the future.
You assume all of the investment risk for accumulations allocated to the investment accounts. Your Accumulation in the investment accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other

TIAA Access ∎ Prospectus	19

business that we may conduct. This means that your accumulated value allocated to the Separate Account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account” above.
As with all variable annuities, your Accumulation will increase or decrease depending on the investment performance over time of the Underlying Funds in the investment accounts of the Separate Account that you select. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs. We do not guarantee the investment performance of the Separate Account or any of the Underlying Funds, and you bear the entire investment risk.
The Underlying Funds or Funds
. The information regarding each Underlying Fund available under your Contract, including (i) its name, (ii) its type (e.g., money market fund, fixed income fund, equity fund, etc.), (iii) its investment adviser and any sub-investment
adviser, (iv) current expenses, and (v) performance is provided below in this prospectus under
“
Appendix A—Funds available under the
Contract.”
In addition, each Underlying Fund has issued a prospectus, which contains more detailed information about the Underlying Fund and can be found online at: www.tiaa.org/access_pro. You can also request paper or electronic copies at no cost by calling
800-842-2252.
Voting Rights
. The Separate Account is the legal owner of the shares of the funds (or Underlying Funds) offered through your Contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contract owner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote. The number of fund shares attributable to a contract owner is determined by dividing the contract owner’s interest in the applicable Investment Account by the net asset value per share of the fund.
The Broker-Dealer
. TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the Contracts.
Distribution
. We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the Contracts is Services. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the Contracts. We pay Services a fee from our general account assets for sales of the Contracts.

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The Annuity Contracts we offer
Annuity Contracts
. You or Your Employer can purchase Contracts we offer (as described below) in connection with tax-qualified
pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these Contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these Contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified
plan, as well as the costs and benefits of the Contract (including annuity income), before you purchase the Contract in a tax-qualified
plan. TIAA is not making any representation regarding the tax qualification status of any plan.
As with all variable annuities, your Accumulation will increase or decrease depending on the investment performance over time of the Underlying Funds in the investment accounts of the Separate Account that you select. We do not guarantee the investment performance of the Separate Account or the funds, and you bear the entire investment risk.
Please note that an investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Subject to your employer’s plan, we offer the following Contracts in connection with certain types of retirement plans:

●	RA (Retirement Annuity)

●	GRA (Group Retirement Annuity)

●	SRA (Supplemental Retirement Annuity)

●	GSRA (Group Supplemental Retirement Annuity)

●	Retirement Choice and Retirement Choice Plus Annuity

●	GA (Group Annuity) and Institutionally Owned GSRAs
RA (Retirement Annuity) and GRA (Group Retirement Annuity)
. RA and GRA Contracts are used mainly for employer sponsored retirement plans. Depending on the terms of your employer’s plan, RA Premiums can be paid by your Employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax
dollars by salary reduction, or
after-tax
dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract. GRA Premiums can come from only your Employer or both you (through salary reduction) and your Employer. Your GRA Premiums can also be from pre-tax
or
after-tax
contributions. You cannot pay GRA Premiums directly to TIAA; your Employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract. Your Employer may offer you the option of

TIAA Access ∎ Prospectus	21

making contributions in the form of
after-tax
Roth-style contributions, though you will not be able to take tax deductions for these contributions.
SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity)
. These Contracts are used for voluntary
tax-deferred
annuity (“TDA”) plans. SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your Employer and TIAA. Generally, your Employer pays Premiums in pre-tax
dollars through salary reduction. Although you cannot pay Premiums directly, you can transfer amounts from other TDA plans. Although your Employer may offer you the option of making contributions in the form of after-tax
Roth-style contributions, you will not be able to take tax deductions for these contributions.
Retirement Choice/Retirement Choice Plus Annuities
. These Contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your Employer or your plan’s trustee. Among other rights, the Employer retains the right to transfer accumulations under these Contracts to alternate funding vehicles.
GA (Group Annuity) and Institutionally Owned GSRA
. These Contracts are used exclusively for employer retirement plans and are issued directly to your Employer or your plan’s trustee. Your Employer pays Premiums directly to TIAA. Your Employer or the plan’s trustee may control the allocation of contributions and transfers to and from these Contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your Employer or plan administrator for more information.
State Regulatory Approval
. Certain of these Contracts may not currently be available in your state.
Contract Variations
. There are no material state variations of the same Contract type from one state-specific contract to another state specific contract in terms of features, benefits and charges. You should review your Contract along with this prospectus to understand the product features, benefits and charges under your Contract.
Contracts Can Differ Pursuant to State Laws
. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain income options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your Contract along with this prospectus to understand the product features and charges under your Contract.
Changes to the Contract
. We can make any changes to the Separate Account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The Separate Account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer

22	Prospectus ∎ TIAA Access

required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the Separate Account assets to another Separate Account or investment accounts of TIAA or another insurance company or transfer the Contract to another insurance company.
Tax Deferral
. You or Your Employer can purchase these Contracts in connection with tax-qualified
pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these Contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these Contracts can invest in funds available to the general public, if the Contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified
plan, as well as the costs and benefits of the Contract (including the annuity income), before you purchase a Contract in a tax-qualified
plan.
Starting out and how to purchase a Contract
Generally, we will issue a Contract when we receive a completed application or enrollment form in Good Order. “Good Order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “Good Order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in Good Order and reserve the right to change or waive any Good Order requirement at any time either in general or with respect to a particular plan, Contract or transaction.
If your application is incomplete and we do not receive the necessary information and signed application in Good Order within five Business Days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in Good Order, the transaction may be cancelled.
Plan levels offered under the Contracts
The Contracts offer four different Levels (Level 1, 2, 3, and 4) to plans, which are each generally priced based on the assets under management by the plan and related operating expense ratios. Generally, Level 1 will have the lowest annual costs and Level 4 will have the highest annual costs.

TIAA Access ∎ Prospectus	23

The pricing charged for each Level is as follows:

1.	Level 1 pricing will generally be offered to plans with $250,000,000 or more in assets under management and low operating expense ratios.

2.
Level 2 pricing will generally be offered to plans that have $250,000,000 or more in assets under management, but with a higher operating expense ratio than plans that fall under Level 1. Plans with less than $250,000,000 in assets under management and low operating expense ratios may also get Level 2 pricing.

3.	Level 3 pricing will generally be offered to plans between $25,000,000 and $250,000,000 in assets that have higher operating expense ratios than plans in Level 1 or Level 2.

4.	Level 4 pricing will generally be plans with less than $25,000,000 in assets with higher expense ratios than Levels 1, 2, or 3.
Premiums
. Premiums are used to purchase Accumulation Units in your Investment Account. All Premiums paid by you to us are remitted through your Employer. You may also make subsequent premium payments, which purchase additional Accumulation Units in your Investment Account. In most cases, we accept Premiums to a Contract during your Accumulation Period.
The initial premium to purchase the Contract may be in any amount not less than $100, subject to your employer’s plan and IRC limits. Subsequent premium payments may be in any amount not less than $100, subject to your employer’s plan and IRC limits and may continue until the annuity starting date. Premiums received before the close of the Business Day (typically 4:00 pm eastern) will be credited that Business Day and Premiums received after the close of the Business Day will be credited the next Business Day. Once your first premium has been paid, your Contract cannot lapse or be forfeited for nonpayment of Premiums.
You may stop paying Premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your Contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.
TIAA reserves the right to limit to $300,000 the total Premiums paid on your Contract and any other TIAA annuity contract on your life in any twelve-month period. TIAA will not accept Premiums after your annuity starting date or death. Premiums will be credited to your Contract as of the end of the Business Day in which they are received by TIAA at the location that TIAA will designate by prior written notice, in Good Order and in accordance with procedures established by TIAA or as required by law.
Elective deferral contributions made to your TIAA or CREF contracts or certificates may not exceed the annual limits on elective deferrals described in Section 402(g) of the IRC, or as otherwise permitted by law. TIAA will refund the accumulated value of all excess Premiums made to your Contract, as required by law.

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If we receive Premiums from your Employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all Premiums remitted on your behalf in the default option that your Employer has designated. It is possible that the default option will not be an Investment Account of the Separate Account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your Premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.
Once we receive complete allocation instructions from you, we will follow your instructions for future Premiums. However, if you want the Premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.
TIAA generally does not restrict the amount or frequency of payment of Premiums to your Contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual Premiums you may invest in plans qualified for favorable tax treatment.
Please note that we cannot accept credit cards, money orders, travelers checks or digital (including virtual or crypto) currencies (e.g., Bitcoin) as premium payments. In addition, we will not accept a third-party check where the relationship of the payor to the contract owner cannot be identified from the face of the check.
Please note that an investment in the Contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Important information about procedures for opening a new account
To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a Contract.
What this means for you
When you apply for a Contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a Contract or effect any transactions for you.

TIAA Access ∎ Prospectus	25

In certain circumstances, we may be required to block a contract owner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators without notice or your consent.
Allocations of Premiums
As further described below, you may allocate your Premiums among the investment accounts and certain other investment options, under the terms of the Contract, and as permitted under the terms of your employer’s plan and this prospectus. Though the investment accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.
Many of the Underlying Funds available for investment by the investment accounts under the Contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract and Separate Account charges, but you may not have annuity options available. Because of these additional contract and Separate Account charges, you should refer only to investment return information regarding the funds available through TIAA or your Employer relating to your Contract, rather than to information that may be available through alternate sources.
You may allocate your Premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the Contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF Accounts and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF Accounts, TIAA Real Estate Account and any of the Underlying Funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF Accounts, TIAA Real Estate Account and the Underlying Funds, are found in their respective prospectuses. The CREF Accounts, TIAA Real Estate Account and the Underlying Funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling
877-518-9161.
You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling
800-842-2252.

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When you allocate Premiums to an Investment Account, the Premiums are used to purchase Accumulation Units in that Investment Account. You may change your allocation for future Premiums at any time. We will allocate your Premiums according to the most recent valid instructions in a form acceptable to us (in Good Order) that we have received from you. Your employer’s plan may limit your right to allocate Premiums to an Investment Account. We may stop accepting Premiums to any or all investment accounts at any time.
How can I request a change to my investment allocations?
To change your allocation choices for future Premiums, you can:

●	use the TIAA website’s account access feature at tiaa.org;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201.
You may be required to complete and return certain forms (in Good Order) to effect these transactions.
Accumulation Units
Determining the value of your Contract—investment accounts.
The Premiums you allocate, or transfers you make, to the investment accounts purchase Accumulation Units. We calculate how many Accumulation Units to credit by dividing the amount allocated or transferred to the particular Investment Account by its Accumulation Unit value calculated at the close of the Business Day we receive your premium or completed transfer request in Good Order. To determine how many Accumulation Units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the Business Day we receive your completed transaction request and all required information and documents in Good Order (unless you have chosen a later date).
We arbitrarily set the initial value of each Accumulation Unit at $25. Subsequently, the value of the Accumulation Units will depend mainly on the investment experience of the Underlying Funds, although the Accumulation Unit value also reflects the deduction by TIAA of Separate Account expenses. We calculate the Accumulation Unit value at the close of each Valuation Day. We multiply the previous day’s Accumulation Unit value by the net investment factor for the pertinent Investment Account of the Separate Account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the Investment Account, and investment income and capital gains distributed to the Investment Account. The gross investment factor is decreased by the Separate Account expense and risk charges.
An investment account’s net investment factor equals its gross investment factor minus the Separate Account charge incurred since the previous Valuation Day.

TIAA Access ∎ Prospectus	27

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals:	(i)
the value of the fund shares in the Investment Account as of the close of the Valuation Day (net asset value per share times number of shares owned) excluding the net effect of contract owners’ transactions (i.e., Premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus

		(ii)	investment income and capital gains distributed to the Investment Account; less
		(iii)	any amount paid and/or reserved for tax liability resulting from the operation of the Investment Account since the previous Valuation Day.

(b)	equals:	the value of the fund shares in the Investment Account as of the previous Valuation Day, including the net effect of contract owners’ transactions, made during the previous Valuation Day.
Number of Accumulation Units
The number of Accumulation Units in an Investment Account under your Contract will be increased by:

●	any Premiums you allocate to that Investment Account; and

●	any transfers you make to that Investment Account.
The number of Accumulation Units in an Investment Account under your Contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your Accumulation in that Investment Account.
The increase or decrease in the number of your Accumulation Units on any Valuation Day is equal to the net dollar value of all transactions divided by the value of the investment account’s Accumulation Unit as of the end of the Valuation Day on which the transaction becomes effective.
Can I assign my Contract?
Generally, neither you nor your beneficiaries can assign ownership of the Contract to someone else.
Can I cancel my Contract?
Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the Contract’s Right to Examine or “Free Look Period” provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the Contract is issued. To cancel a Contract, mail or deliver the Contract with your cancellation instructions (or signed Notice of Cancellation when such has

28	Prospectus ∎ TIAA Access

been provided with your Contract) to our home office. We will cancel the Contract, then send either the current Accumulation or the premium, depending on the state in which your Contract was issued, to whomever originally submitted the Premiums. Unless we are returning Premiums paid as required by state law, you will bear the investment risk during this period.
Conflicts of interest
Please note that your investment professional may receive compensation for selling this Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your investment professional may have a financial incentive to offer or recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.
The Accumulation Period and investment options
Investment options
The Separate Account is designed to invest in the funds described in this prospectus and are also described further below in
“Appendix A—Funds Available Under the Contract.”
You can lose money by investing in any of the investment accounts, and the Underlying Funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.
Though the investment accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.
Each fund has different investment objectives and risks. Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
You should consider the investment objectives, risks, and charges and expenses of each fund carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and SAIs. You may obtain a Fund’s prospectus and/or SAI by calling
800-842-2252,
by visiting the website at www.tiaa.org/access_pro or through your registered representative. We do not guarantee the investment results of the funds. You should read the funds’ prospectuses carefully before investing in a fund.

TIAA Access ∎ Prospectus	29

Please note that many of the Underlying Funds offered through the Separate Account are also available for direct purchase outside of an annuity or life insurance contract. Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.
Other Investment Options
. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this Contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this Contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF Accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling
800-842-2252.
Additional Investment Information and Options
. All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your Contract.
You may also opt under your Contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account (discussed below). Your TIAA Traditional Annuity Accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.
Certain payments we receive with regard to the Funds
We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and the funds in which the Separate Account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the revenues of the funds’ investment advisors, and such revenues may be generated through the advisors’ receipt of the investment advisory fees deducted from fund assets. Contract owners, through their indirect investment in the funds, indirectly

30	Prospectus ∎ TIAA Access

bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).
Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.
These arrangements may be a factor that we consider in including funds as investment options of the Investment Account.
Selection of Funds
. We select the funds offered through the Contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-advisor’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contract owners.
Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser,
or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain payments we receive with regard to the Funds” above. We also consider whether the fund, its adviser, sub-adviser,
or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of Accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contract owner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included certain TIAA-CREF Funds, at least in part, because they are managed by our affiliate, Advisors and are listed further below in
“Appendix A—Funds Available Under the Contract.”
Adding, Closing, or Substituting Portfolios
. The Separate Account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the Separate Account and investment accounts offered in your Contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contract owners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the

TIAA Access ∎ Prospectus	31

shares held by any Investment Account, substitute the shares of one fund held by an Investment Account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring Contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your Employer or you. In the event that a fund or Investment Account is no longer available, amounts invested in such Investment Account may be moved to the Investment Account designated by your Employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.
Benefits available under the Contracts
The following table summarizes information about the benefits available under the Contracts.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Death benefit
The amount of the death benefit is the Accumulation on the Valuation Day that we authorize payment of the death benefit.	Standard	None	● Withdrawals could significantly reduce the death benefit.
Lump-sum benefit
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $1,000 from one or more of the investment accounts.	Optional	None
●
  Subject generally to a minimum amount of $1,000.

●
  A
lump-sum
benefit will not be available before the earliest date permitted under your employer’s plan.

●
  The portion of your Accumulation available to you as a
lump-sum
benefit may be limited by your employer’s plan.

●
  If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump-sum
benefit is subject to the rights of your spouse.

●
  Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.

32	Prospectus ∎ TIAA Access

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Systematic Withdrawals
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the investment accounts on a systematic basis.	Optional	None
●
  Subject generally to a minimum amount of $100.

●
  May be paid semi-monthly, monthly, quarterly, semi-annually or annually.

●
  If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump-sum
benefit is subject to the rights of your spouse.

●
  Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.

Systematic Internal Transfers
Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account or to your companion TIAA contract on a systematic basis.
	Optional	None	● Subject generally to a minimum amount of $100 and may be subject to a redemption charge. ● Internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually.
Systematic Withdrawals to Pay Financial Advisory Fees
Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor.
	Optional	None
●
  Systematic withdrawals to pay financial advisory fees are subject special rules.

●
  We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

●
  The amount withdrawn is subject to a minimum amount of $100.

●
  Withdrawals will lower your Contract value.

●
  You should consult a qualified tax advisor regarding the tax treatment of the payment of adviser fees from your Contract.

Transfers and access to your money
Overview.
Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your Contract without assessing a fee. (Details on transfers and withdrawals are discussed further below). These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your Contract. Internal transfers in your

TIAA Access ∎ Prospectus	33

Investment Account to other funds offered by your employer’s plan, or transfers from your Investment Account to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan or to one of the CREF Accounts must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire Accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all Contracts going forward. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. However, a fund in an Investment Account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See, the funds’ prospectuses for information on these restrictions.
If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your Accumulation any fixed number of Accumulation Units, dollar amount, or percentage of Accumulation until you tell us to stop or until your Accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.
Transfers and cash withdrawals are effective at the end of the Business Day we receive your request and all required documentation in Good Order. You can also choose to have transfers and withdrawals take effect at the end of any future Business Day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the Separate Account or any Investment Account or would be to the disadvantage of other contract owners. (See “Market Timing and Excessive Trading Policy.”)
If you are married, then your rights to choose certain of these benefits may be restricted by the rights of your spouse. (See “Transfer and Withdrawal Restrictions” below and “Spouse’s Rights to Benefits” further below.)
Please note, in accordance with applicable law, we may terminate the transfer feature of the Contract at any time.
Transfers
Internal Transfers
. Subject to the provisions under your Contract and you, you may internally transfer Accumulation Units in your Investment Account generally not less than $1,000 from one Investment Account to another Investment Account that are offered under your employer’s plan. Internal transfers may be restricted to not more than one in a calendar quarter and may be subject to a redemption fee. A redemption fee is not charged or collected by TIAA, but a redemption fee may be imposed by the underlying investment fund.
Systematic Internal Transfers
. Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account that are offered under your

34	Prospectus ∎ TIAA Access

employer’s plan. Systematic internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually and may be subject to a redemption fee. In the future, we may eliminate this minimum transfer amount. A redemption fee is not charged or collected by TIAA, but a redemption fee may be imposed by the underlying investment fund.
Transfers to and from other TIAA and CREF Accounts
. Subject to your employer’s plan, current tax law or the terms of your Contract, you can transfer some or all of your Accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan or to one of the CREF Accounts. We reserve the right to limit these transfers to once per quarter per Investment Account.
Subject to your employer’s plan, current tax law or the terms of your Contract, you can also transfer some or all of your Accumulation in the TIAA Traditional Annuity, in your CREF Accounts or in the funds or other TIAA annuities, such as the TIAA Real Estate Account, to the investment accounts. Transfers from the TIAA Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your Contract.
Accumulations that are transferred from investment accounts under this Contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remain part of this Contract and part of the Accumulation under the Contract. Transfers to any other accounts which are not offered under the terms of this Contract are no longer part of this Contract and its Accumulation. Any such transfers may be subject to limitations, as specified in your Contract. Account Accumulations transferred to a TIAA Traditional Annuity will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are paid from our general account, which are subject to our financial strength and claims-paying ability. Please note that transfers into the TIAA Real Estate Account may be limited.
Transfers to Other Companies
. Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.
Under certain group Contracts, your Employer could transfer monies from an Investment Account and apply it to another investment option not offered under this Contract, subject to the terms of your plan, and without your consent.
Transfers from Other Companies or Plans
. Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA Contract. You may also roll over pre-tax
amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans

TIAA Access ∎ Prospectus	35

agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds held by the sponsor of a private 457(b) plan can be transferred only to another private 457(b) plan sponsor, if both plans allow a transfer. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA).
We may limit or modify transfer requests if we determine, at our sole discretion, which transfers are or would be harmful to the Separate Account or any Investment Account or would be to the disadvantage of other contract owners. See, “Market Timing and Excessive Trading Policy,” discussed below.
Other Transfers
. You may also opt under your Contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account. Your TIAA Traditional Annuity Accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.
Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan or to one of the CREF Accounts must generally be at least $1,000 or your entire Accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may reduce or eliminate these minimum transaction levels. Transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers. We may limit or modify transfer requests if we determine, at our sole discretion, which transfers are or would be harmful to the Separate Account or any Investment Account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your Contract.
Such transfers must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire Accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all Contracts going forward. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.
Market Timing and Excessive Trading Policy
. There are contract owners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the Underlying Funds incur expenses for buying and selling securities. These costs are borne by all contract owners. In addition, if contract owners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, which include certain funds listed in this prospectus and may be available to you for investment purposes.

36	Prospectus ∎ TIAA Access

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contract owners who make a transfer out of any one of the investment accounts available under the Contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same Investment Account in that Contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.
To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an Investment Account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the Separate Account.
If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contract owner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.
We seek to apply our market timing and other transfer policies uniformly to all contract owners. We reserve the right to waive these policies where management believes that the waiver is in the contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This Contract is not appropriate for market timing. You should not invest in this Contract if you want to engage in market timing activity.
To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the Separate Account.
Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market

TIAA Access ∎ Prospectus	37

timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.
The funds available as investment options under the Contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing and excessive trading policies established by the fund upon request.
In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of Accumulation Units transferred out of the Investment Account that invests in that fund and, therefore, may affect the Investment Account Accumulation. We reserve the right to administer and collect any such redemption fees from your Accumulation on behalf of the funds.
Withdrawals and surrenders
We do not charge a fee on withdrawals or the surrender of your Contract. Withdrawals will lower your Accumulation and your death benefit. There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences. Withdrawals are done pursuant to instructions by the Participant. In the absence of specific instructions, a withdrawal will be made pro-rata
across the Investment Accounts that the Participant is allocated to.
Lump-Sum
Benefit
. Subject to the provisions under your Contract, you may redeem the entire current account Accumulation as a lump-sum
benefit or withdraw a lesser amount from one or more of the investment accounts. Generally, withdrawals are not permitted less than $1,000. The lump-sum
benefit will not be available before the earliest date permitted under your employer’s plan. A portion of your Accumulation available to withdraw may be limited by your employer’s plan.
If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump-sum
benefit is subject to the rights of your spouse.

38	Prospectus ∎ TIAA Access

Withdrawals will lower your Accumulation, will be subject to ordinary tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.
Systematic Withdrawals
. Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the investment accounts on a systematic basis. Withdrawals may be paid semi-monthly, monthly, quarterly, semi-annually or annually. In the future, we may eliminate this minimum withdrawal amount. If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump-sum
benefit is subject to the rights of your spouse. Withdrawals will lower your Accumulation, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.
Systematic Withdrawals to Pay Financial Advisory Fees
. Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you may authorize a series of systematic withdrawals to pay the fees of a financial adviser. You can set up a program to have money withdrawn directly from your Contract to pay your advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section. We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.
One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that another series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each Investment Account must be specified in dollars or percentage of Accumulation, and will be in proportion to the accumulations in each account at the end of the Business Day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.
There are special rules for withdrawals to pay advisory fees. Only If permitted under your employer’s retirement plan and if you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.
You should consult a qualified tax adviser regarding the tax treatment of the payment of adviser fees from your Contract.

TIAA Access ∎ Prospectus	39

Additional information on transfers and withdrawals
Transfer and Withdrawal Restrictions
. If you are married, and all or part of your Accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)	an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan. See “Spouse’s Rights to Benefits” further below.
How to Request Transfers and Withdrawals.
To request a transfer or to withdraw cash, you can:

●	Use the TIAA website’s account access feature at www.tiaa.org;

●	Call our Automated Telephone Service at 800-842-2252; or

●	Write to TIAA at P.O. Box 1259, Charlotte, NC 28201.
You may be required to complete and return certain forms (in Good Order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.
How to transfer and withdraw your money
Withdrawing Cash.
You may withdraw cash from your SRA or GSRA Accumulation at any time during the Accumulation Period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you cannot withdraw money from your Contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make in-service
cash withdrawals from your Accumulation under most voluntary salary reduction agreements. If your employer’s plan permits, you may be able to withdraw money if you encounter hardship, as defined by the terms of your employer’s plan.
Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70
1
⁄
2
for private plans (59
1
⁄
2
for governmental plans), or leave your job or are faced with an unforeseeable emergency (as defined by law).
If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.
If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record.

40	Prospectus ∎ TIAA Access

You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.
We reserve the right to require a signature guarantee on any withdrawal.
Employer Plan Fees Withdrawals
. Your Employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, under your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the Accumulation from which it is paid by the amount withdrawn.
Loans
To the extent your employer’s plan provides and in accordance section 72(p) of the IRC, as amended, and ERISA, to the extent applicable, you may request a Retirement Plan Loan from your available Investment Account accumulations, at any time prior to your annuity starting date.

The	amount of a Retirement Plan Loan may generally not exceed the least of:
I.	the total of your accumulations;

II.	50% of the present value of your vested accrued benefit under any of your employer’s plans; or

III.	$50,000.
Your Contract or the employer plan may impose a maximum number of loans available to you.
A request for a Retirement Plan Loan must be made on or before your annuity starting date in accordance with the terms of your Contract. A Retirement Plan Loan will be effective as of the Business Day on which we receive your request, in a form acceptable to TIAA as well as any spousal waiver that may be required under ERISA or the terms of your employer’s plan. TIAA will determine all values as of the end of the effective date. You cannot revoke a request for a Retirement Plan Loan after its effective date.
The Retirement Plan Loan will be issued in accordance with the terms of a loan agreement. The loan agreement will describe the terms, conditions and any fees or charges for the loan. Generally, repayment may be accomplished via payroll deduction or ACH. The cost of a Retirement Plan Loan is based on the fees, as opposed to the difference or spread on interest rates. There is a $75 one-time
origination fee ($125 for residential loans) and a $25 annual maintenance fee. Any loan repayments applied to this Contract will be applied as new Premiums.

TIAA Access ∎ Prospectus	41

Any outstanding loan balance will reduce your Accumulation, therefore it will reduce your death benefit and reduce the amount you can annuitize.
What are the charges and expenses of the Contract?
Charges, Expenses and Related Fees
. There are charges, expenses and related fees associated with variable annuity contracts that will reduce the return on investment in the Contract. The charges, expenses and related fees associated with your Contract are subject to your employer’s plan and may include the following:
The Base Contract Charge
. The Base Contract Charge includes the Separate Account Charge, which consists of the Mortality and Expense Risk Charge and an Administrative Expense Charge.
Separate Account Charge
. We deduct charges each Valuation Day from the assets of each Investment Account for various services required to administer the Separate Account and the Contracts and to cover certain insurance risks borne by us. The Contract provides that total Separate Account charges shall not exceed 2.00% per year of average net assets, which is composed of the mortality and expense risk charge with an annual maximum charge of up to 0.50% of average net assets of the investment accounts and an administrative expense charge with an annual maximum charge of up to 1.50% of average net assets of the investment accounts. While TIAA reserves the right to increase the Separate Account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.
Mortality and Expense Risk Charge
. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contract with an annual maximum charge of up to 0.50% of average net assets of the investment accounts.
TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.
Our expense risk is the possibility that our actual expenses for administering and marketing the Contract and for operating the Separate Account will be higher than the amount recovered through the administrative expense deduction.
If the mortality and expense risk charge allowed under the Contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the Contract.
Administrative Expense Charge
. This daily charge is for administration and operations, such as allocating Premiums and administering accumulations with an annual maximum charge of up to 1.50% of average net assets of the investment accounts.

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No Deductions from Premiums and No Surrender Charge
. There are no
front-end
or deferred sales charges or surrender charges under the Contract.
No Administrative Account Fee or Annual Account Fee
. We do not assess an administrative account fee nor an annual account fee.
Other charges and expenses
Fund Expenses
. Separate and apart from the expenses and charges under the Contract, there are certain deductions and expenses of the Underlying Funds that are paid out of the assets of the Underlying Funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on Underlying Fund deductions and expenses, please read the funds’ current prospectuses.
Dealers
. No commissions are paid to dealers as a percentage of purchase payments. For additional information on dealers please see above under the discussion “Distribution.”
The annuity period and receiving annuity income
The annuity period in general
You can partially or fully annuitize and receive an income stream from the Investment Account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the Investment Account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that Investment Account, or they can annuitize by transferring their assets into the TIAA Traditional Annuity, TIAA Real Estate Account, or one of the CREF Accounts, if these options are available under the terms of their employer’s plan. (TIAA Real Estate and the CREF Accounts are described in separate prospectuses. You may obtain these prospectuses by calling
877-518-9161).
Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the Investment Account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into the TIAA Traditional Annuity, the TIAA Real Estate Account, or one of the CREF Accounts, if these options are available under the terms of their employer’s plan. Unless you opt for a lifetime annuity, generally you must be at least age 59
1
⁄
2
to begin receiving annuity income payments from your annuity Contract free of a 10% premature distribution tax penalty. Your employer’s plan may also restrict when you can begin income payments. The changes in federal tax law enacted in Secure 2.0 Act of 2022 (“Secure 2.0” or the “Act”) has redefined your “RMD Applicable Age”as age 70
1
⁄
2
if you were born before 7/1/1949; age 72 if you were born on or after 7/1/1949 or in 1950; age 73 if you were born between 1951 and 1958; and age 75 if you were born on or after 1960.

TIAA Access ∎ Prospectus	43

A technical correction to the legislation may be required to establish the RMD Applicable Age for those born in 1959. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your Contract shortly after you reach the later of your RMD Applicable Age or you retire from the Employer of the plan. For more information, see the discussion under “Taxes” below.
Your income payments may be paid out through a variety of income options. You can pick a different Income Option for different portions of your Accumulation, but once you have started payments you usually cannot change your Income Option or Annuity Partner for that payment stream.
Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.
For
one-life
annuities,
two-life
annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your Accumulation on the last Valuation Day before the annuity starting date, see below for discussion on “Annuity Income Options.” Your payments change after the initial payment based on the investment account’s investment experience and the Income Change Method you choose.
There are two income change methods for annuity payments: annual and monthly. Under the annual Income Change Method, payments from the Separate Account change each May 1, based on the net investment results during the prior year (from the day following the last Valuation Day in March of the prior year through the last Valuation Day in March of the current year). Under the monthly Income Change Method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see below for discussion on “Annuity Payments.” The total value of your annuity payments may be more or less than your total Premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.
Please note that when you annuitize, your Accumulation will be converted to income payments. If you elect partial annuitization, you may apply a portion of your Accumulation to one of the income options that we offer, while the remainder of your Accumulation can remain invested in your Investment Account. If you annuitize your entire Accumulation, generally, you will no longer be able to make withdrawals from your Contract and all accumulation phase benefits terminate, including the death benefit.
The annuity starting date
Your annuity starting date may not be earlier than the earliest date allowed under your employer plan, nor later than your required beginning date. Payment of your income benefit will begin as of the annuity starting date you have elected. You may

44	Prospectus ∎ TIAA Access

not begin a
one-life
annuity after you attain age 90, nor may you begin a
two-life
annuity after You or Your second Annuitant attain age 90. At any time before you start to receive your income benefit, you may change your annuity starting date to a date after the change, by written notice to TIAA. Your income benefit may be subject to spouse’s rights. Please see discussion below under “Additional Information”—“Spouse’s Rights to Benefits.”
Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in Good Order necessary for the Income Option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any Premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after 70 days of the first of the month during which payments begin will remain in your accumulating annuity Contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5 (March 1 through June 5 totals 96 days), then that premium would remain in the Accumulation portion of the Contract. Ordinarily, your first annuity payment can be made on any Business Day between the first and twentieth of any month.
Annuity income options
Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Tax law may restrict your annuity options, depending on whom you name as second Annuitant or Beneficiary. Certain designated beneficiaries may need to receive payment of death benefits within ten years of the year of your death, and if you die after your required beginning date your designated beneficiary will have to continue minimum distributions for the first nine years of the ten year period in order to satisfy required minimum distribution rules.
Effective December 29, 2022, Secure 2.0 (see Enacted Tax Legislation) has modified the calculation of required minimum distributions (“RMD”) for a retirement account that holds annuity contracts and other assets. For minimum distributions from your IRA, you may elect to calculate your required minimum distribution by including the value of your annuity contracts, and apply the payments from those annuity contracts toward satisfying your annual RMD for that IRA and any other IRA you aggregate with it for purposes of satisfying RMD. Employer plans may also adopt this calculation method, with aggregation restricted to 403(b) plans. We are

TIAA Access ∎ Prospectus	45

still waiting on further guidance from the IRS and the U.S. Treasury Department on certain aspects of this modification to the calculation of minimum distributions. Until such guidance is issued, we will not modify the calculation of RMD for purposes of administering employer plans. You should consult a qualified tax advisor before calculating your required minimum distributions. For more information, see “Taxes.” Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.
All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●
One-Life
Annuity with or without Guaranteed Period
: Pays income as long as you live. If you opt for a Guaranteed Period (10, 15 or 20 years) and you die before it’s over, income payments will generally continue to your Beneficiary until the end of the period, or we will commute the guarantee period payments in compliance with your beneficiary’s minimum distribution requirements. If you do not opt for a Guaranteed Period, all payments end at your death—so, it is possible for you to receive only one payment if you die less than a month after payments start. (The
15-year
Guaranteed Period is not available under all Contracts.)

●
Two-Life
Annuities
: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your Annuity Partner. There are four types of two-life
annuity options, all available with or without a Guaranteed Period—Full Benefit to Survivor,
Two-Thirds
Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the
Two-Thirds
Benefit to Survivor option, payments to you will be reduced upon the death of your Annuity Partner.

●
Annuity for a Fixed Period
: Pays income for a set number of years chosen by you. The available number of years for you to choose from varies by Contract and this option is not available under all Contracts.

●
Minimum Distribution Option (“MDO”)
: Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all Contracts. You must apply your entire Accumulation under a Contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an Accumulation applied to the MDO to any other Income Option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any Accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your Contract and under the terms of your employer’s

46	Prospectus ∎ TIAA Access

plan). This automatic payout option is not available under all Contracts. Instead, for some Contracts, required minimum distributions will be paid directly from those Contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your Guaranteed Period cannot exceed the joint life expectancy of You and Your Beneficiary or Annuity Partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

●
Receiving
Lump-Sum
Payments (Retirement Transition Benefit)
: If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an Accumulation being converted to one-life
or
two-life
annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your Accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

●
Income Test Drive
: This is an optional feature that lets you try variable income payments for a
2-year
period without making an irrevocable decision. You retain your Accumulation Units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your Accumulation Units. Payments are calculated to approximate the amount you would receive under a one-life
or
two-life
annuity for the Income Option and Income Change Method you select, adjusted to reflect the Income Test Drive. If you decide to Income Test Drive your entire Accumulation, any Premiums received during the
2-year
period will be applied to purchase Accumulation Units that will be used to increase your variable income payments.

You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the
2-year
period. If you die during the Income Test Drive, payments will stop, and the Beneficiary named in your Contract will be entitled to the remaining Accumulation (required minimum distribution rules may require payment within ten years and a continuation of minimum distributions if you die after your required beginning date). At the end of the Income Test Drive, if you have not decided to stop payments, your remaining Accumulation applied to the Income Test Drive feature will be converted to annuity units payable under the Income Option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of Accumulation Units to annuity units may result in annuity payments that are greater or less than the amount of the last payment during the Income Test Drive.

TIAA Access ∎ Prospectus	47

We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your Contract, see “How to transfer and withdraw your money.”
Annuity payments
You are the Annuitant under the Contract. This means if you choose a lifetime Income Option, annuity payments will continue for as long as you live. The amount of annuity payments we pay You or Your Beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the Income Change Method chosen.
Under the annual Income Change Method, the value of an Annuity Unit for payments is redetermined on March 31 of each year (or, if March 31 is not a Valuation Day, the immediately preceding Valuation Day). This date is called the “annual payment Valuation Day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the Separate Account. The net investment experience for the twelve months following the annual payment Valuation Day will be reflected in the Annuity Unit value determined on the next year’s annual payment Valuation Day.
Under the monthly Income Change Method, the value of an Annuity Unit for payments is determined on the payment Valuation Day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a Business Day, the preceding Business Day. The monthly changes in the value of an Annuity Unit reflect the net investment experience of the Separate Account. The formulas for calculating the number and value of annuity units payable are described below.
TIAA reserves the right to modify or stop offering the annual or monthly income change methods.
Generally, annuity payments are paid monthly. For income options involving life income, the actual age of the annuitant(s) will affect the amount of each payment. Since payments based on older annuitants are expected to be fewer in number, the amount of each income payment should be greater than payments based on younger annuitants. If your annuity payments would be or become less than $100 a month, we reserve the right to change the frequency of payments to quarterly, semi-annual or annual payments, whichever would result in payments of at least $100 or more and the shortest interval of payments.
Transfers during the annuity period
After you begin receiving annuity income from a
one-life
annuity,
two-life
annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of your Contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the Separate Account into a “comparable annuity” payable from (i) another fund within the Separate Account (if

48	Prospectus ∎ TIAA Access

available), (ii) a CREF Account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF Accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the Separate Account in accordance with the terms of your annuity Contract. Comparable annuities are those which are payable under the same Income Option, and have the same first and second Annuitant, and remaining Guaranteed Period.
We will process and credit your transfer on the Business Day we receive your request in Good Order. You can also choose to have a transfer take effect at the close of any future Business Day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into the TIAA Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment Valuation Day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last Valuation Day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.
Calculating the number of annuity units payable
When a Participant or a Beneficiary converts all or a portion of his or her Accumulation into a one-life annuity, two-life annuity,
or annuity for a fixed period, the number of annuity units payable from the Separate Account under an Income Change Method is determined by dividing the value of the account Accumulation to be applied to provide the annuity payments by the product of the Annuity Unit value for that Income Change Method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.
The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this Separate Account. Contract owners bear no mortality risk under their Contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.
The number of annuity units payable under an Income Change Method under your Contract will be reduced by the number of annuity units you transfer out of that Income Change Method under your Contract. The number of annuity units payable will be increased by any internal transfers you make into that Income Change Method under your Contract.

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Value of annuity units
The investment account’s Annuity Unit value is calculated separately for each Income Change Method for each Valuation Day. We assume an investment return of 4%. The Annuity Unit value for each Income Change Method is determined by updating the Annuity Unit value from the previous Valuation Day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.
The initial value of the Annuity Unit for a new Annuitant is the value determined as of the Valuation Day before annuity payments start.
For participants under the annual Income Change Method, the value of the Annuity Unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the Annuity Unit for payments due on and after the next succeeding May 1 is equal to the Annuity Unit value determined as of the last Valuation Day in March.
For participants under the monthly Income Change Method, the value of the Annuity Unit for payments changes on the payment Valuation Day of each month for the payment due on the first of the following month.
TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.
Death benefits
You can elect various death benefit options for your elected Beneficiary. If you die before receiving annuity payments, your Beneficiary may be eligible to receive a death benefit. The value of the death benefit equals the Accumulation under the Contract. Withdrawals made during the Accumulation Period will reduce the value of the death benefit.
Choosing beneficiaries
Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity Contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries any time before you die, and, unless you instruct otherwise, your Annuity Partner can do the same after your death. Changing beneficiaries may impact your annuity options, even for annuities that have already begun to make payments. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten

50	Prospectus ∎ TIAA Access

years of the year of your death in order to satisfy required minimum distribution rules. For more information, see “Taxes.”
Your spouse’s rights
Your choice of Beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, your plan and/or federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as Beneficiary. If you die without having named any Beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.
Amount of death benefit
If you die during the Accumulation Period, the death benefit is the amount of your Accumulation. Each death benefit payment method described below is an elected option and there is no additional fee or cost associated with any payment method.
If you and your Annuity Partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a Guaranteed Period, the death benefit is the present value, based on an effective annual interest rate of 4%, of the unit annuity payments due for the remainder of the period.
Payment of death benefit
To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in Good Order), including proof of death and the selection of the method of payment.
Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances. Because Federal ERISA law preempts state unclaimed property laws, ERISA funds are not subject to escheatment. If ERISA funds are abandoned, they are applied back to the contract.
Contract owners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated via www.tiaa.org, in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, or by calling our Automated Telephone Service (24 hours a day) at
800-842-2252.
Methods of payment of death benefits
Generally, you can choose for your Beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than

TIAA Access ∎ Prospectus	51

$25. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of your death in order to satisfy required minimum distribution rules. Your choice of Beneficiary may limit your options with regard to payment of the death benefit. For more information, see “Taxes.”
Payments during Accumulation Period
Currently, the available methods of payment for death benefits from funds in the Accumulation Period are:

●	Single-Sum Payment . The entire death benefit is paid to your Beneficiary at once;

●
One-Life
Annuity With or Without Guaranteed Period
. Only available to spouse beneficiaries and eligible designated beneficiaries (see “Taxes”), the death benefit is paid for the life of the Beneficiary or through the Guaranteed Period;

●
Annuity for a Fixed Period (only available for certain Contracts)
. The death benefit is paid for a fixed number of years (subject to the terms of the Contract and the Internal Revenue Code’s minimum distribution requirements); and

●
Minimum Distribution Payments
. The Beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your Beneficiary will not receive income for life. In Notice
2022-53,
the IRS announced that final regulations updating existing minimum distribution requirements for qualified retirement plans, 403(b) plans, governmental 457(b) plans and IRAs will be effective no earlier than the 2023 distribution calendar year. The Notice provides transition relief for some aspects of 2021 and 2022 RMD. We cannot predict which proposed regulations will become final regulations.

We are still waiting on further guidance from the IRS and Treasury on certain aspects of the new law. You should consult a qualified tax advisor before designating a Beneficiary.
Death benefits are usually paid monthly (unless you chose a
single-sum
method of payment), but your Beneficiary can switch them to quarterly, semiannual or annual payments.
Payments during annuity period
If you and your Annuity Partner die during the annuity period, your Beneficiary can choose to receive any remaining guaranteed periodic payments due under your Contract (although required minimum distribution rules may require payment within ten years to avoid an excise tax). Alternatively, your Beneficiary can choose to receive the Commuted Value of those payments in a single sum unless you have indicated otherwise. The amount of the Commuted Value will be different from the total of the periodic payments that would otherwise be paid.

52	Prospectus ∎ TIAA Access

Ordinarily, death benefits are subject to federal tax. If taken as a lump-sum,
death benefits would be taxed like a complete withdrawal. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.
Taxes
This section offers general information concerning federal taxes. It does not cover every situation. Check with your qualified tax advisor for more information.
This Contract may be purchased only in connection with a
tax-qualified
retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the Contract were to be purchased other than in connection with such a tax-qualified
retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.
Contributions
Generally, contributions you can make under an employer’s plan are limited by federal tax law. For 2023, employee voluntary salary reduction contributions and Roth after-tax
contributions to 403(b) and 401(k) plans are limited to $22,500 per year ($30,000 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your qualified tax advisor for more information. The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $22,500 or 100% of “includable compensation” (as defined by law). Special catch-up
rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $22,500 limit is increased to $30,000 for employees of state and local governments who are age 50 or older.
Note that the dollar amounts listed above are for 2023; different dollar limits may apply in future years.
Taxation on withdrawals
During the Accumulation Period, Premiums paid in
before-tax
dollars, Employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax
dollars are not taxable when withdrawn, but earnings attributable to these amounts

TIAA Access ∎ Prospectus	53

are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts within a plan also are not taxed.
If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59
1
⁄
2
and you do not timely roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% premature distribution tax penalty on the taxable amount. In general, however, there is no premature distribution tax penalty on distributions (1) made on or after the taxpayer reaches age 59
1
⁄
2
, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. As enacted under Secure 2.0, (see Enacted Tax Legislation), the substantially equal periodic payments exception continues to apply in the case of a rollover of a retirement account, or application of a retirement account to an annuity making distributions that satisfy the required minimum distribution rules. This is effective for transfers, rollovers, exchanges after December 31, 2023 and effective for annuity distributions on or after December 29, 2022. Other exceptions may be applicable under certain circumstances, such as distributions made in cases of financial hardship or unforeseeable emergencies or in connection with a qualified birth or adoption, and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% premature distribution tax penalty unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your qualified tax advisor for more information.
Minimum distribution requirements
In most cases, individual employees must begin taking minimum distributions from their qualified contracts by their required beginning date of April 1st of the year following the calendar year in which they reach their RMD Applicable Age (or retirement, if later for employer retirement plan accounts.) For Traditional IRAs (other than Roth IRAs), and with respect to 5% or more owners of the business covered by a Keogh plan, an individual employee’s required beginning date is April 1st of the year following the calendar year in which they reach their RMD Applicable Age.
The changes in federal tax law enacted in Secure 2.0 (see Enacted Tax Legislation) has redefined an individual employee’s “RMD Applicable Age” as age 70
1
⁄
2
if they were born before 7/1/1949; age 72 if they were born on or after 7/1/1949 or in 1950; age 73 if they were born between 1951 and 1958; and age 75 if they were born on or after 1960. A technical correction to the legislation may be required to establish the RMD Applicable Age for those born in 1959.

54	Prospectus ∎ TIAA Access

Other minimum distribution requirements apply to beneficiaries of deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to an excise tax of up to 25% on the amount you should have received but did not. Although, if a failure to take a required minimum distribution is corrected within a correction window, as defined under Secure 2.0, the excise tax on the failure is further reduced from 25 percent to 10 percent. Roth IRAs are generally not subject to these rules requiring minimum distributions during your lifetime. Secure 2.0 extends the lifetime RMD exception to designated Roth accounts under employer plans beginning in 2024. You are responsible for requesting distributions that comply with the minimum distribution rules. Please consult your tax advisor for more information.
Amounts payable to an individual
non-spouse
eligible designated beneficiary must generally be distributed in full within a
10-year
period after the year of the Participant’s death. If a Participant’s death occurs after the Participant’s required beginning date, the non-spouse
Beneficiary must continue to take required minimum distributions at least as rapidly as the decedent during the first 9 years of the
10-year
period. After the first Beneficiary dies, the
10-year
distribution period would generally apply to the Beneficiary of the first deceased Beneficiary. Generally, the second-generation Beneficiary is also required to continue required minimum distributions at least as rapidly for the remainder of the
10-year
distribution period. Certain exceptions apply to “eligible designated beneficiaries” which include disabled and chronically ill individuals (or a trust for their benefit), a minor child of the Participant until he or she reaches majority (21 years of age), and anyone else who is older than or not more than 10 years younger than the Participant. An eligible designated beneficiary is generally able to satisfy the minimum distribution requirements by “stretching” payouts over the beneficiary’s life expectancy. Minor children, however, can only “stretch” the RMD until they are 21. Thereafter, they will be limited to a 10-year distribution period which ends when they reach the age of 31. The current law also applies to
One-Life,
Two-Life
and Fixed Period annuities beginning payments after December 19, 2019. The IRS and Treasury released comprehensive proposed regulations with an effective date of January 1, 2022 updating existing minimum distribution requirements for qualified retirement plans, 403(b) plans, 457(b) plans and IRAs. These proposals include rules to address many of the outstanding issues concerning interpretation of the Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019, Division O of the Further Consolidated Appropriations Act of 2019, P.L.
115-94,
enacted in December 2019. Notice
2022-53
provides that final regulations will not be effective of distribution calendar years before January 1, 2023 and provides transition relief for certain distributions otherwise required to have been made in 2021 and 2022. We cannot predict which proposed regulations will become final regulations. Consult your qualified tax advisor for more information.

TIAA Access ∎ Prospectus	55

You should consult a qualified tax advisor before selecting an Income Option or designating a Beneficiary.
Withholding on Distributions
. If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as payments from IRAs, hardship withdrawals, lifetime annuity payments, substantially equal periodic payments over your life expectancy or over 10 or more years, or minimum distribution payments.
For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages. In addition, distributions may be subject to state and/or municipal taxes. Consult a qualified tax advisor regarding the appropriate withholding for your situation.
Premium Taxes
. Some states assess premium taxes on the qualified annuity contract Premiums paid under the Contract (e.g. 403(b)). We will deduct the total amount of premium taxes, if any, from your Accumulation based on current state insurance laws, subject to the provisions of your Contract, and our status in the state. Generally, premium taxes range from 0% to 1%, on qualified annuity contract Premiums depending on the state.
Other considerations
Federal estate, gift and generation-skipping transfer taxes
While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump-sum
payment payable to the designated beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a gift tax when all or part of an annuity contract is transferred to another person for less than adequate consideration and a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the

56	Prospectus ∎ TIAA Access

Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. For 2023 the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $12,920,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Definition of Spouse under Federal Law
. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that, although civil unions and domestic partnerships may be recognized under state law, they are not marriages unless denominated as such. On December 8, 2022, Congress enacted the Respect for Marriage Act, providing certain protections for interracial and same-sex
marriages. The impact of the new law on existing IRS guidance regarding civil unions and domestic partnerships is uncertain. Consult a qualified tax advisor for more information on this subject.
Annuity Purchases by Non-Residents or Non-Citizens of the U.S.
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Enacted Tax Legislation.
On December 29, 2022, Secure 2.0 was signed into law under Division T of the Consolidated Appropriations Act of 2023. Secure 2.0 is a significant bipartisan package of provisions that are mostly focused on improving access to, and administration of, retirement plans, and recognizes the importance of lifetime income as a key component of retirement readiness. The Act is generally effective after 2023, with several key provisions effective upon enactment. A number of provisions may directly impact your contract. These will be discussed in relevant sections of this Prospectus. TIAA is working with trade associations and other groups to obtain guidance and transition relief for certain immediately effective provisions, from the IRS and Treasury Department, as we work to adopt procedures and modify systems to comply with the new law.
Possible tax law changes
. There is always the possibility that the tax treatment of your Contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

TIAA Access ∎ Prospectus	57

We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.
Additional information
Spouse’s Rights to Benefits.
If you are married, and all or part of your Accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, will your rights to choose certain benefits be restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second Annuitant.

●
Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named Beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your Accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.
Waiver of Spouse’s Rights
. If you are married, and all or part of your Accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an Income Option other than a two-life annuity with your spouse as second Annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.
In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an Income Option or a lump-sum
benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit

58	Prospectus ∎ TIAA Access

may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your Employer.
Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse,” see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.
Payment to an estate, guardian, trustee, etc.
We reserve the right to pay in one sum the Commuted Value of any benefits due an estate, corporation, partnership, trustee or other entity that is not a natural person. Neither TIAA nor the Separate Account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.
Proof of survival
. We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the Separate Account will have the right to make reduced payments or to withhold payments entirely until such proof is received.
Benefits based on incorrect information
. If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the Separate Account, appropriate adjustments will be made.
Timing of payments to you
. In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

●	cash withdrawals;

●	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

●	payments under a fixed-period annuity; and

●	death benefits.
Each of these types of payments is described above.
The seven-day period
may be extended under applicable law in certain circumstances, such as an
SEC-recognized
emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your request is not in “Good Order.” If you request that withdrawal proceeds from an Investment Account be transferred to another investment vehicle and there is a

TIAA Access ∎ Prospectus	59

delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market Investment Account until the fund pays redemption proceeds.
Legal Proceedings
. Neither the Separate Account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the Separate Account, the ability of TIAA to meet its obligations under the Contracts, or the ability of Services to perform its contract with the Separate Account.
Texas Optional Retirement Program Participants
. If you are in the Texas Optional Retirement Program, you (or your Beneficiary) can redeem some or all of your Accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.
Our Financial Condition
. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
Information from TIAA
. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the Separate Account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the Separate Account charges described in this prospectus.
Statements and Reports
. You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the Separate Account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you

60	Prospectus ∎ TIAA Access

will receive a statement confirming those transactions following the end of each calendar quarter.
If you have any accumulations in the Separate Account, you will be sent a statement each quarter which sets forth the following:

(1)	Premiums paid during the quarter;

(2)	the number and dollar value of Accumulation Units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.
You will also receive, at least semi-annually, reports (or notices regarding the availability of reports) containing the financial statements.
Financial Statements of Us and the Separate Account
. Our financial statements and the financial statements of the Separate Account have been included in the SAI.
How to Obtain More Information
. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.
Errors or Omissions
. We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.
Householding
. To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one Participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at:
800-842-2252.
General information
Electronic Prospectus
. If you received this prospectus electronically and would like a paper copy, please call
800-842-2252
and we will send it to you.
Telephone and Internet Transactions
. You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature at www.tiaa.org to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both the ATS and the TIAA website’s account access feature will lead you through the transaction process and TIAA will use reasonable procedures to confirm that instructions given online or by phone are

TIAA Access ∎ Prospectus	61

genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS, Internet or by phone are electronically recorded.
To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is
800-842-2252. To
use the Internet, go to the account access feature of the TIAA website at www.tiaa.org.
We can suspend or terminate your ability to transact by Internet or telephone at any time, for any reason.
Customer Complaints
. Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone
800-842-2252.

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Appendix A—Funds available under the Contract
The following is a list of Funds available under the Contract. The availability of Funds to invest in may vary by Employer and you should refer to your plan documents for the list of available Funds. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: www.tiaa.org/access_pro. You can also request this information at no cost by calling
800-842-2252.
The current expenses and performance information below reflects fee and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	TIAA-CREF Bond Index Fund (Institutional Class) Teachers Advisors, LLC	0.07%		-13.24%	-0.16%	0.88%
Fixed Income	TIAA-CREF Core Bond Fund (Institutional Class) Teachers Advisors, LLC	0.29%		-13.24%	0.20%	1.49%
Fixed Income	TIAA-CREF Core Impact Bond Fund (Institutional Class) Teachers Advisors, LLC	0.38%		-14.01%	-0.05%	1.57%
Fixed Income	TIAA-CREF Core Plus Bond Fund (Institutional Class) Teachers Advisors, LLC	0.30%		-13.32%	0.37%	1.68%
Equity	TIAA-CREF Emerging Markets Equity Fund (Institutional Class) Teachers Advisors, LLC	0.90%		-20.02%	-3.65%	0.25%
Equity	TIAA-CREF Emerging Markets Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.19%		-20.22%	-1.62%	1.16%
Equity	TIAA-CREF Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-19.17%	8.76%	12.10%
Fixed Income	TIAA-CREF Green Bond Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-12.98%	N/A	N/A
Equity	TIAA-CREF Growth & Income Fund (Institutional Class) Teachers Advisors, LLC	0.41%		-22.11%	7.32%	11.48%

TIAA Access ∎ Prospectus	63

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	TIAA-CREF High-Yield Fund (Institutional Class) Teachers Advisors, LLC	0.36%		-9.83%	1.79%	3.48%
Fixed Income	TIAA-CREF Inflation-Linked Bond Fund (Institutional Class) Teachers Advisors, LLC	0.25%		-7.20%	2.29%	0.93%
Fixed Income	TIAA-CREF International Bond Fund (Institutional Class) Teachers Advisors, LLC	0.60	% 2	-11.37%	0.06%	N/A
Equity	TIAA-CREF International Equity Fund (Institutional Class) Teachers Advisors, LLC	0.46%		-17.33%	0.01%	4.18%
Equity	TIAA-CREF International Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-14.20%	1.76%	4.73%
Equity	TIAA-CREF International Opportunities Fund (Institutional Class) Teachers Advisors, LLC	0.61%		-24.47%	2.22%	N/A
Equity	TIAA-CREF Large-Cap Growth Fund (Institutional Class) Teachers Advisors, LLC	0.41%		-32.76%	8.17%	12.86%
Equity	TIAA-CREF Large-Cap Growth Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-29.17%	10.90%	14.03%
Equity	TIAA-CREF Large-Cap Value Fund (Institutional Class) Teachers Advisors, LLC	0.41%		-6.99%	6.25%	9.71%
Equity	TIAA-CREF Large-Cap Value Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-7.54%	6.63%	10.24%
Asset Allocation	TIAA-CREF Lifecycle Retirement Income Fund (Institutional Class) Teachers Advisors, LLC	0.37	% 2	-12.51%	2.91%	4.67%
Asset Allocation	TIAA-CREF Lifecycle 2010 Fund (Institutional Class) Teachers Advisors, LLC	0.37	% 2	-12.40%	2.93%	4.98%
Asset Allocation	TIAA-CREF Lifecycle 2015 Fund (Institutional Class) Teachers Advisors, LLC	0.38	% 2	-12.85%	3.17%	5.44%
Asset Allocation	TIAA-CREF Lifecycle 2020 Fund (Institutional Class) Teachers Advisors, LLC	0.39	% 2	-13.52%	3.32%	5.94%

64	Prospectus ∎ TIAA Access

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	TIAA-CREF Lifecycle 2025 Fund (Institutional Class) Teachers Advisors, LLC	0.41	% 2	-14.32%	3.68%	6.57%
Asset Allocation	TIAA-CREF Lifecycle 2030 Fund (Institutional Class) Teachers Advisors, LLC	0.42	% 2	-15.16%	4.02%	7.17%
Asset Allocation	TIAA-CREF Lifecycle 2035 Fund (Institutional Class) Teachers Advisors, LLC	0.43	% 2	-15.98%	4.35%	7.75%
Asset Allocation	TIAA-CREF Lifecycle 2040 Fund (Institutional Class) Teachers Advisors, LLC	0.44	% 2	-16.67%	4.71%	8.23%
Asset Allocation	TIAA-CREF Lifecycle 2045 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.32%	5.06%	8.50%
Asset Allocation	TIAA-CREF Lifecycle 2050 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.65%	5.09%	8.56%
Asset Allocation	TIAA-CREF Lifecycle 2055 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.73%	5.13%	8.61%
Asset Allocation	TIAA-CREF Lifecycle 2060 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.79%	5.20%	N/A
Asset Allocation	TIAA-CREF Lifecycle 2065 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.70%	N/A	N/A
Asset Allocation	TIAA-CREF Lifecycle Index Retirement Income Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-13.46%	3.14%	4.58%
Asset Allocation	TIAA-CREF Lifecycle Index 2010 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-13.24%	3.13%	4.90%
Asset Allocation	TIAA-CREF Lifecycle Index 2015 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-13.80%	3.39%	5.37%
Asset Allocation	TIAA-CREF Lifecycle Index 2020 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-14.36%	3.64%	5.94%
Asset Allocation	TIAA-CREF Lifecycle Index 2025 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-15.02%	4.05%	6.62%

TIAA Access ∎ Prospectus	65

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	TIAA-CREF Lifecycle Index 2030 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-15.70%	4.48%	7.29%
Asset Allocation	TIAA-CREF Lifecycle Index 2035 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-16.28%	4.90%	7.94%
Asset Allocation	TIAA-CREF Lifecycle Index 2040 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-16.68%	5.35%	8.51%
Asset Allocation	TIAA-CREF Lifecycle Index 2045 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.24%	5.76%	8.82%
Asset Allocation	TIAA-CREF Lifecycle Index 2050 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.50%	5.83%	8.91%
Asset Allocation	TIAA-CREF Lifecycle Index 2055 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.57%	5.89%	8.97%
Asset Allocation	TIAA-CREF Lifecycle Index 2060 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.59%	5.98%	N/A
Asset Allocation	TIAA-CREF Lifecycle Index 2065 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.61%	N/A	N/A
Equity	TIAA-CREF Mid-Cap Growth Fund (Institutional Class) Teachers Advisors, LLC	0.48%		-33.08%	4.17%	8.74%
Equity	TIAA-CREF Mid-Cap Value Fund (Institutional Class) Teachers Advisors, LLC	0.45%		-10.34%	4.37%	8.63%
Money Market	TIAA-CREF Money Market Fund (Institutional Class) Teachers Advisors, LLC	0.13%		1.48%	1.15%	0.68%
Equity	TIAA-CREF Quant International Small-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.72%		-18.34%	-2.19%	N/A
Equity	TIAA-CREF Quant Small/Mid-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.48%		-16.41%	8.99%	N/A
Equity	TIAA-CREF Quant Small-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.42%		-15.44%	5.40%	10.40%

66	Prospectus ∎ TIAA Access

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	TIAA-CREF Real Estate Securities Fund (Institutional Class) Teachers Advisors, LLC	0.47%		-28.73%	4.84%	7.30%
Equity	TIAA-CREF S&P 500 Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-18.12%	9.37%	12.50%
Fixed Income	TIAA-CREF Short Duration Impact Bond Fund (Institutional Class) Teachers Advisors, LLC	0.35	% 2	-3.79%	N/A	N/A
Fixed Income	TIAA-CREF Short-Term Bond Fund (Institutional Class) Teachers Advisors, LLC	0.26%		-2.89%	1.28%	1.27%
Fixed Income	TIAA-CREF Short-Term Bond Index Fund (Institutional Class) Teachers Advisors, LLC	0.09%		-3.78%	0.82%	N/A
Equity	TIAA-CREF Small-Cap Blend Index Fund (Institutional Class) Teachers Advisors, LLC	0.06%		-20.29%	4.25%	9.19%
Equity	TIAA-CREF Social Choice Equity Fund (Institutional Class) Teachers Advisors, LLC	0.18%		-17.77%	9.23%	12.02%
Equity	TIAA-CREF Social Choice International Equity Fund (Institutional Class) Teachers Advisors, LLC	0.37%		-14.78%	2.24%	N/A
Specialty	TIAA-CREF Social Choice Low Carbon Equity Fund (Institutional Class) Teachers Advisors, LLC	0.31%		-18.19%	9.43%	N/A
Equity	Nuveen Mid Cap Value Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.79	% 2	-10.32%	N/A	N/A
Specialty	Nuveen Real Asset Income Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.80%		-11.72%	1.96%	N/A
Equity	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Winslow Capital Management, LLC (Subadviser)	0.56	% 2	-31.24%	10.93%	N/A
Specialty	Amana Growth Fund (Institutional Shares) Saturna Capital Corporation	0.64%		-19.22%	14.20%	N/A

TIAA Access ∎ Prospectus	67

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Amana Income Fund (Institutional Class) Saturna Capital Corporation	0.77%		-8.51%	8.87%	N/A
Fixed Income	Amana Participation Fund (Institutional Shares) Saturna Capital Corporation	0.56%		-4.64%	1.64%	N/A
Equity	American Beacon Bridgeway Large Cap Growth Fund (Class R6) American Beacon Advisors, Inc. (Investment adviser) and Bridgeway Capital Management, LLC. (Subadviser)	0.76	% 2	-25.15%	N/A	N/A
Equity	American Century Mid Cap Value Fund (Class R6) American Century Investment Management, Inc.	0.62%		-1.13%	7.07%	N/A
Equity	American Funds EuroPacific Growth Fund (Class R6) Capital Research and Management Company	0.46%		-22.72%	1.54%	5.30%
Specialty	American Funds New Perspective Fund (Class R6) Capital Research and Management Company	0.41%		-25.61%	7.69%	10.29%
Equity	American Funds Washington Mutual Investors Fund (Class R6) Capital Research and Management Company	0.26%		-8.18%	9.41%	12.25%
Equity	Ariel Appreciation Fund (Institutional Class) Ariel Investments, LLC	0.79%		-12.16%	5.19%	9.67%
Fixed Income	BlackRock High Yield Bond Fund (Class K) ¹	0.51%		-10.34%	2.47%	4.25%
Fixed Income	BlackRock Inflation Protected Bond Fund (Class K) ¹	0.30	% 2	-11.47%	2.18%	1.05%
Equity	Champlain Mid Cap Fund (Institutional Class) Champlain Investment Partners, LLC	0.85%		-26.30%	9.36%	12.82%
Equity	Delaware Emerging Markets Fund (Class R6) Delaware Management Company (Investment adviser) and Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited (Subadviser)	1.12	% 2	-28.61%	-1.84%	N/A

68	Prospectus ∎ TIAA Access

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Delaware Small Cap Value Fund (Class R6) D elaware Management Company ( Investment adviser) and Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited (Subadviser)	0.70%		-12.06%	4.46%	N/A
Equity	DFA Emerging Markets Portfolio (Institutional Class) Dimensional Fund Advisors LP (Investment adviser) and Dimensional Fund Advisors Ltd. and DFA Australia Limited (Subadviser)	0.36	% 2	-16.88%	-0.55%	1.79%
Equity	DFA US Sustainability Core 1 Portfolio (Institutional Class) Dimensional Fund Advisors LP	0.17%		-17.84%	9.41%	12.44%
Equity	Dodge & Cox International Stock Fund (Class I)¹	0.62%		-6.78%	1.25%	4.81%
Equity	Invesco Discovery Mid Cap Growth Fund (Class R6) Invesco Advisers, Inc.	0.67%		-30.81%	8.77%	N/A
Equity	iShares Russell Mid-Cap Index Fund (Class K) BlackRock Advisors, LLC (Investment adviser) and BlackRock Fund Advisors (Subadviser)	0.06%		-17.24%	7.10%	N/A
Equity	JPMorgan Equity Income Fund (Class R6) JPMorgan Investment Management Inc.	0.45%		-1.64%	9.21%	12.01%
Equity	JPMorgan Large Cap Growth Fund (Class R6) JPMorgan Investment Management Inc.	0.44	% 2	-25.21%	14.27%	15.50%
Equity	JPMorgan Small Cap Value Fund (Class R6) JPMorgan Investment Management Inc.	0.74	% 2	-13.23%	4.77%	8.46%
Equity	Lazard International Equity Portfolio (Class R6) Lazard Asset Management LLC	0.80	% 2	-14.82%	0.56%	N/A
Fixed Income	Lord Abbett High Yield Fund (Class R6)¹	0.60%		-13.41%	1.16%	N/A
Specialty	MFS International Diversification Fund (Class R6) Massachusetts Financial Services Company	0.72	% 2	-17.02%	3.00%	N/A
Equity	MFS Mid Cap Growth Fund (Class R6) Massachusetts Financial Services Company	0.66	% 2	-28.29%	9.19%	N/A

TIAA Access ∎ Prospectus	69

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	MFS Mid Cap Value Fund (Class R6) Massachusetts Financial Services Company	0.62	% 2	-8.64%	7.75%	N/A
Equity	MFS Value Fund (Class R6) Massachusetts Financial Services Company	0.43	% 2	-5.80%	7.64%	11.29%
Equity	Nationwide Geneva Small Cap Growth Fund (Class R6) Nationwide Fund Advisors (Investment adviser) and Geneva Capital Management LLC (Subadviser)	0.84%		-24.42%	7.53%	N/A
Equity	Northern Global Sustainability Index Fund (Class K) Northern Trust Investments, Inc.	0.24%		-19.37%	N/A	N/A
Equity	Parnassus Core Equity Fund (Institutional Class) Parnassus Investments, LLC	0.61%		-18.45%	10.66%	12.64%
Equity	Parnassus Mid Cap Growth Fund (Institutional Shares) Parnassus Investments, LLC	0.68%		-33.45%	1.99%	N/A
Equity	Parnassus Mid Cap Fund (Institutional Shares) Parnassus Investments, LLC	0.75%		-21.41%	4.98%	N/A
Equity	Parnassus Value Equity Fund (Institutional Shares) Parnassus Investments, LLC	0.65	% 2	-13.61%	10.93%	N/A
Fixed Income	PGIM Total Return Bond Fund (Class R6) PGIM Investments LLC (Investment Adviser) and PGIM, Inc. (Subadviser)	0.39	% 2	-14.86%	0.09%	1.80%
Fixed Income	PIMCO Income Fund (Institutional Class) ¹	0.51%		-7.81%	1.69%	4.00%
Fixed Income	Templeton Global Bond F un d (Class R6) Franklin Advisers, Inc.	0.55	% 2	-5.79%	-2.42%	N/A
Equity	T. Rowe Price ® Blue Chip Growth Fund (I Class) T. Rowe Price ® Associates, Inc.	0.56%		-38.51%	5.38%	N/A
Equity	T. Rowe Price® Large-Cap Growth Fund (I Class) T. Rowe Price ® Associates, Inc.	0.55%		-35.18%	8.35%	13.85%
Equity	T. Rowe Price ® QM U.S. Small-Cap Growth Equity Fund (I Class) T. Rowe Price ® Associates, Inc.	0.64%		-22.31%	5.89%	N/A

70	Prospectus ∎ TIAA A cces s

			Average Annual Total Returns (12/31/22)
Type	Fu n d and Adviser/Su b advis e r	Current expenses	One year	Five year	Ten year
Equity	Vanguard ® Balanced Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.07%	-16.90%	5.50%	7.77%
Index	Vanguard ® Emerging Markets Stock Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.10%	-17.74%	-0.31%	1.59%
Equity	Vanguard ® Equity Income Fund (Admiral Shares) Wellington Management Company, LLP and The Vanguard Group, Inc.	0.19%	0.0005%	8.91%	11.79%
Equity	Vanguard ® Explorer Fund (Admiral Shares) ArrowMark Partners; ClearBridge Investments, LLC; Stephens Investment Management Group, LLC; Wellington Management Company, LLP and The Vanguard Group, Inc.	0.34%	-23.17%	8.56%	11.65%
Index	Vanguard® Extended Market Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.04%	-26.45%	4.90%	9.65%
Money Market	Vanguard® Federal Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.11%	1.55%	1.18%	0.71%
E qu ity	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.16%	-21.29%	N/A	N/A
In de x	Vanguard ® FTSE Social Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.14%	-24.22%	N/A	N/A
Fixed Income	Vanguard ® Inflation-Protected Securities Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	-11.85%	1.97%	1.01%
Index	Vanguard ® Institutional Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	-18.13%	9.41%	12.55%
Fixed Income	Vanguard ® Intermediate-Term Treasury Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	-10.34%	0.43%	0.80%
Equity	Vanguard® Mid-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	-18.71%	7.32%	11.10%
Equity	Vanguard® Real Estate Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.12%	-26.20%	3.68%	6.42%

TIAA Access ∎ Prospectus	71

			Average Annual Total Returns (12/31/22)
Type	F u nd a nd Adviser/Subadv iser	Current expenses	One year	Five year	Ten year
Equity	Vanguard ® Selected Value Fund (Investor Shares) Cooke & Bieler, LP; Donald Smith & Co., Inc. and Pzena Investment Management, LLC	0.38%	-7.44%	5.41%	10.15%
Equity	Vanguard® Small-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	-17.61%	5.94%	10.11%
Index	Vanguard® Small-Cap Value Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.06%	-9.31%	5.80%	10.29%
Fixed Income	Vanguard ® Total Bond Market Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.035%	-13.15%	0.01%	1.02%
Fixed Income	Vanguard ® Total International Bond Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.07%	-12.89%	-0.20%	N/A
Equity	Vanguard ® Total International Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.11%	-16.01%	1.09%	4.06%
Equity	Vanguard ® Total Stock Market Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.04%	-19.53%	8.71%	12.08%
Equity	Vanguard ® Total World Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	-18.01%	N/A	N/A
Money Market	Vanguard ® Treasury Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.09%	1.50%	1.18%	0.70%
Equity	Vanguard ® Wellington Fund (Admiral Shares) Wellington Management Company, LLP	0.17%	-14.26%	6.02%	8.46%
Fixed Income	Western Asset Core Plus Bond Fund (Class IS) Legg Mason Partners Fund Advisor, LLC (Investment adviser) Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Ltd in Japan (Subadviser)	0.42%	-18.85%	-0.70%	1.57%

1	If the name of the adviser or sub-adviser is not listed, it is because the name is incorporated into the name of the Fund or the fund company.

2	The Fund’s annual expenses reflect temporary fee reductions.

72	Prospectus ∎ TIAA Access

The Statement of Information (“SAI”) dated May 1, 2023, includes additional information about the Separate Account. The SAI and has been filed with the SEC and is incorporated by reference into this prospectus. We will provide the SAI without charge upon request. To obtain a free copy of the SAI and make inquiries about your Contract, you may visit our website at: www.tiaa.org/access_pro; by calling us toll-free at
800-842-2252;
or by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services).
You may also obtain reports and other information about the Separate Account on the SEC’S website at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
How to reach us

By mail
Send all notices, forms, requests or payments to:
TIAA
P.O. Box 1259
Charlotte, NC 28201
TIAA website
Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options
TIAA.org
24 hours a day, 7 days a week
Automated telephone service
Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums
800-842-2252
24 hours a day, 7 days a week

National Contact Center
Retirement saving and planning, income options and payments, beneficiary services and tax reporting
800-842-2252
8 a.m. to 10 p.m. (ET), Monday–Friday
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
TIAA Brokerage Services
Self-directed brokerage accounts for investing in stocks, bonds and mutual funds
800-927-3059
8 a.m. to 7 p.m. (ET), Monday–Friday
Advisor services
888-842-0318
8 a.m. to 7:30 p.m. (ET), Monday–Friday

EDGAR contract identifier: C000035389	A41189 (5/23)

Statement of Additional Information

Teachers Insurance and Annuity Association of America

TIAA Access

Individual and group variable annuity contracts

Funded through

TIAA Separate Account VA-3

MAY 1, 2023

Levels 1, 2, 3, 4

This Statement of Additional Information (“SAI”) contains additional information regarding Individual and Group Variable Annuity contracts (“Contracts”) funded through TIAA Separate Account VA-3. This SAI is not a prospectus and should be read in connection with the current prospectus dated May 1, 2023 (the “Prospectus”) for the Contracts.

You may obtain a copy of the Prospectus or make inquiries about your Contract at no charge by writing us at: Teachers Insurance and Annuity Association of America: 730 Third Avenue, New York, N.Y. 10017-3206; by calling us toll-free at 800-842-2252; by visiting our website at www.tiaa.org/access_pro; or by accessing the Securities and Exchange Commission’s website at www.sec.gov. Terms used in the Prospectus are incorporated by reference into this SAI.

Annuity payments	B-3

Additional information	B-4

State regulation	B-4

Legal matters	B-4

Registration statement	B-4

Financial statements	B-4

General information and history

Teachers Insurance and Annuity Association of America (“TIAA”)

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA also offers insurance policies and financial products other than TIAA Access, and some of these products, such as fixed annuities, are supported by the assets in our general account.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems based on assets under management in the United States. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF’s products.

The Separate Account

TIAA Separate Account VA-3 (“Separate Account”) was established as of May 17, 2006, as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the Separate Account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered.

Although TIAA owns the assets of the Separate Account and the obligations under the contract are obligations of TIAA, the contract states that the Separate Account’s income, investment gains, and investment losses are credited to or charged against the assets of the Separate Account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the Separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the Separate Account are not taxed until withdrawn or paid as annuity income.

Services

We have an agreement with State Street Bank and Trust Company, (“State Street”) a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the separate account. State Street is located at One Lincoln Street, Boston, Massachusetts 02111. TIAA approximately paid State Street for services rendered for the fiscal year ended December 31, $422,538 in 2020, $581,425 in 2021 and $590,717 in 2022.

TIAA, on behalf of the separate account, has entered into an agreement whereby JPMorgan Chase Bank, N.A. will provide certain custodial settlement and other associated services to the Separate Account. JPMorgan Chase Bank, N.A. is located at 270 Park Avenue, New York, NY 10017.

B-2	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Experts

Independent registered public accounting firm

TIAA statutory-basis financial statements

The statutory-basis financial statements as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 included in this registration statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Separate account financial statements

The financial statements of TIAA Separate Account VA-3 as of December 31, 2022 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Principal underwriter

Distribution of Contracts

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. Services performs all sales and marketing functions relative to the Contracts. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. TIAA approximately paid Services fees for fiscal year ended December 31, $6,359,820 in 2020, $8,431,328 in 2021 and $7,739,871 in 2022.

Purchases of securities being offered

The Contracts are generally offered to individuals and groups that are employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions in connection with tax-qualified pension plans under IRC sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The offering of the Contracts is continuous. As discussed in the Prospectus, TIAA does not charge a sales load for any Contract.

There are no special purchase plans or special exchange privileges in the Contracts as described in the Prospectus. However, a contract owner may exchange among other certain investment accounts available in the Prospectus, subject to the terms of the Contract. In addition, a contract owner may exchange, subject to the terms of the Contract, to another TIAA account, some of which are supported by the assets in TIAA’s general account. For more information, see the Prospectus under the section “The Annuity Contracts We Offer.” TIAA has adopted policies restricting frequent trading activity, which are discussed further in the Prospectus under the heading “Market Timing and Excessive Trading Policy.”

Annuity payments

The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. You may choose either a monthly or annual income change method. The amount of the annuity payments will change according to the income change method chosen. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the investment account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the investment account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the investment account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start. TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-3

Calculating the Number of Annuity Units Payable: When a contract owner or a beneficiary converts all or a portion of their accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contract owners bear no mortality risk under their Contracts - actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your Contract will be reduced by the number of annuity units you transfer out of that income change method under your Contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your Contract.

Additional information

State regulation

TIAA and the separate account are subject to regulation by the State of New York Superintendent of Financial Services (“Superintendent”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent periodic statements on forms promulgated by the New York State Department of Financial Services. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent’s agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA’s right to issue the contracts, have been passed upon by Deirdre Hykal, EVP, General Counsel, Product & Distribution. Willkie Farr & Gallagher LLP has provided advice on certain matters relating to the federal securities laws.

Registration statement

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the Contracts discussed in the Prospectus and in this SAI. Not all of the information set forth in the registration statement and its amendments and exhibits has been included in the Prospectus or this SAI. Statements contained in this registration statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the documents filed with the SEC.

Financial statements

Audited financial statements for the separate account and TIAA follow. TIAA’s financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

B-4	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-5

Report of independent registered public accounting firm

To the Board of Trustees of Teachers Insurance and Annuity Association of America and the Contract Owners of TIAA Separate Account VA-3

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA Separate Account VA-3 indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of TIAA Separate Account VA-3 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Bond Index Fund(1)	TIAA-CREF Social Choice Low Carbon Equity Fund(3)

TIAA-CREF Core Bond Fund(1)	American Beacon Bridgeway Large Cap Growth Fund (Class R6)(1)

TIAA-CREF Core Impact Bond Fund(3)	American Century Mid Cap Value Fund (Class R-6)(2)

TIAA-CREF Core Plus Bond Fund(1)	American Funds EuroPacific Growth Fund (Class R-6)(1)

TIAA-CREF Emerging Markets Equity Fund(1)	American Funds New Perspective Fund (Class R-6)(4)

TIAA-CREF Emerging Markets Equity Index Fund(1)	American Funds Washington Mutual Investors Fund (Class R-6)(1)

TIAA-CREF Equity Index Fund(1)	Ariel Appreciation Fund (Institutional Class)(1)

TIAA-CREF Growth & Income Fund(1)	Champlain Mid Cap Fund (Institutional Shares)(1)

TIAA-CREF High-Yield Fund(1)	Delaware Emerging Markets Fund (Class R6)(1)

TIAA-CREF Inflation-Linked Bond Fund(1)	Delaware Small Cap Value Fund (Class R6)(3)

TIAA-CREF International Equity Fund(1)	DFA Emerging Markets Portfolio (Institutional Class)(1)

TIAA-CREF International Equity Index Fund(1)	Dodge & Cox International Stock Fund(1)

TIAA-CREF Large-Cap Growth Fund(1)	iShares Russell Mid-Cap Index Fund (Class K)(4)

TIAA-CREF Large-Cap Growth Index Fund(1)	JPMorgan Equity Income Fund (Class R6)(4)

TIAA-CREF Large-Cap Value Fund(1)	JPMorgan Large Cap Growth Fund (Class R6)(5)

TIAA-CREF Large-Cap Value Index Fund(1)	JPMorgan Small Cap Value Fund (Class R6)(1)

TIAA-CREF Lifecycle Retirement Income Fund(1)	Lazard International Equity Fund (R6 Shares)(1)

TIAA-CREF Lifecycle 2010 Fund(1)	Lord Abbett High Yield Fund (Class R6)(1)

TIAA-CREF Lifecycle 2015 Fund(1)	MFS International Diversification (Class R6)(5)

TIAA-CREF Lifecycle 2020 Fund(1)	MFS Mid Cap Growth Fund (Class R6)(1)

TIAA-CREF Lifecycle 2025 Fund(1)	MFS Mid Cap Value Fund (Class R6)(1)

TIAA-CREF Lifecycle 2030 Fund(1)	Nationwide Geneva Small Cap Growth Fund (Class R6)(1)

TIAA-CREF Lifecycle 2035 Fund(1)	Parnassus Core Equity Fund (Institutional Shares)(9)

TIAA-CREF Lifecycle 2040 Fund(1)	Parnassus Mid Cap Growth Fund (Institutional Shares)(1)

TIAA-CREF Lifecycle 2045 Fund(1)	Parnassus Value Equity Fund (Institutional Shares)(8)

TIAA-CREF Lifecycle 2050 Fund(1)	PGIM Total Return Bond (Class R6)(8)

TIAA-CREF Lifecycle 2055 Fund(1)	Templeton Global Bond Fund (Class R6)(1)

TIAA-CREF Lifecycle 2060 Fund(1)	T. Rowe Price Large-Cap Growth Fund (I Class)(1)

TIAA-CREF Lifecycle 2065 Fund(1)	T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (I Class)(1)

TIAA-CREF Lifecycle Index 2030 Fund(7)	Vanguard 500 Index Fund (Admiral Shares)(6)

TIAA-CREF Lifecycle Index 2035 Fund(7)	Vanguard Emerging Markets Stock Index Fund (Institutional Shares)(1)

TIAA-CREF Lifecycle Index 2040 Fund(7)	Vanguard Equity Income Fund (Admiral Shares)(1)

TIAA-CREF Lifecycle Index 2045 Fund(7)	Vanguard Explorer Fund (Admiral Shares)(1)

TIAA-CREF Lifecycle Index 2055 Fund(10)	Vanguard Extended Market Index Fund (Institutional Plus Shares)(1)

TIAA-CREF Mid-Cap Growth Fund(1)	Vanguard FTSE Social Index Fund (Admiral Shares)(3)

TIAA-CREF Mid-Cap Value Fund(1)	Vanguard Institutional Index Fund (Institutional Plus Shares)(5)

TIAA-CREF Money Market Fund(1)	Vanguard Intermediate-Term Treasury Fund (Admiral Shares)(1)

TIAA-CREF Quant Small-Cap Equity Fund(1)	Vanguard Selected Value Fund (Investor Shares)(1)

TIAA-CREF Real Estate Securities Fund(1)	Vanguard Small-Cap Value Index Fund (Institutional Shares)(1)

TIAA-CREF S&P 500 Index Fund(1)	Vanguard Total Bond Market Index Fund (Institutional Shares)(1)

TIAA-CREF Short-Term Bond Fund(1)	Vanguard Total International Bond Index Fund (Institutional Shares)(3)

TIAA-CREF Small-Cap Blend Index Fund(1)	Vanguard Treasury Money Market Fund (Admiral Shares)(8)

TIAA-CREF Social Choice Equity Fund(1)	Vanguard Wellington Fund (Admiral Shares)(1)

TIAA-CREF Social Choice International Equity Fund(3)	Western Asset Core Plus Bond Fund (Class IS)(1)

(1)	Statement of Operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and December 31, 2021.
(2)

Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022 and the period May 7, 2021, (commencement of operations) through December 31, 2021.

B-6	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

(3)

Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022 and the period May 10, 2021, (commencement of operations) through December 31, 2021.

(4)

Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022 and the period October 7, 2021 (commencement of operations) through December 31, 2021.

(5)	Statement of operations and statement of changes in net assets for the period June 13, 2022 (commencement of operations) through December 31, 2022.
(6)

Statement of Operations for the period January 1, 2022 through August 22, 2022 and the statement of changes in net assets for the period January 1, 2022 through August 22, 2022 and the year ended December 31, 2021.

(7)	Statement of operations and statement of changes in net assets for the period July 5, 2022 (commencement of operations) through December 31, 2022.
(8)	Statement of operations and statement of changes in net assets for the period December 19, 2022 (commencement of operations) through December 31, 2022.
(9)	Statement of operations and statement of changes in net assets for the period December 21, 2022 (commencement of operations) through December 31, 2022.
(10)	Statement of operations and statement of changes in net assets for the period November 7, 2022 (commencement of operations) through December 31, 2022.

Basis for Opinions

These financial statements are the responsibility of the Teachers Insurance and Annuity Association management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA Separate Account VA-3 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of TIAA Separate Account VA-3 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 26, 2023

We have served as the auditor of one or more of the sub-accounts of TIAA Separate Account VA-3 since 2007.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2022

	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Core Bond Fund Sub-Account	TIAA-CREF Core Impact Bond Fund Sub-Account	TIAA-CREF Core Plus Bond Fund Sub-Account	TIAA-CREF Emerging Markets Equity Fund Sub-Account

ASSETS

Investments, at value	$161,090,494	$16,841,360	$2,691,231	$101,509,627	$12,478,504

Total assets	$161,090,494	$16,841,360	$2,691,231	$101,509,627	$12,478,504

LIABILITIES

Amounts due to TIAA	$12	$—	$—	$—	$—

NET ASSETS	$161,090,482	$16,841,360	$2,691,231	$101,509,627	$12,478,504

NET ASSETS

Accumulation fund	$161,090,482	$16,841,360	$2,691,231	$101,509,627	$12,478,504

Net assets	$161,090,482	$16,841,360	$2,691,231	$101,509,627	$12,478,504

Investments, at cost	$190,902,645	$19,394,269	$2,956,774	$118,920,004	$18,952,468

Shares held in corresponding Funds	17,064,671	1,875,430	304,783	11,303,967	1,721,173

UNIT VALUE

Level 1	$29.73	$—	$21.50	$41.16	$23.10

Level 2	29.05	39.48	—	40.00	22.57

Level 3	28.54	38.55	—	39.05	22.18

Level 4	27.56	36.75	—	37.23	21.42

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2022

	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Core Bond Fund Sub-Account	TIAA-CREF Core Impact Bond Fund Sub-Account	TIAA-CREF Core Plus Bond Fund Sub-Account	TIAA-CREF Emerging Markets Equity Fund Sub-Account

INVESTMENT INCOME

Dividends	$4,064,901	$495,535	$52,178	$3,663,225	$6,897

EXPENSES

Administrative expenses	109,961	114,400	970	616,461	12,128

Mortality and expense risk charges	85,689	8,733	970	55,759	7,537

Total expenses	195,650	123,133	1,940	672,220	19,665

Net investment income (loss)	3,869,251	372,402	50,238	2,991,005	(12,768)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(1,349,398)	(299,992)	(97,428)	(1,437,762)	(2,456,414)

Capital gain distributions	81,883	—	—	—	—

Net realized gain (loss)	(1,267,515)	(299,992)	(97,428)	(1,437,762)	(2,456,414)

Net change in unrealized appreciation (depreciation) on investments	(28,222,890)	(2,716,090)	(249,586)	(18,881,462)	(1,194,246)

Net realized and unrealized gain (loss) on investments	(29,490,405)	(3,016,082)	(347,014)	(20,319,224)	(3,650,660)

Net increase (decrease) in net assets from operations	$(25,621,154)	$(2,643,680)	$(296,776)	$(17,328,219)	$(3,663,428)

B-8	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	TIAA-CREF Growth & Income Fund Sub-Account	TIAA-CREF High-Yield Fund Sub-Account	TIAA-CREF Inflation-Linked Bond Fund Sub-Account

ASSETS

Investments, at value	$78,351,641	$236,303,077	$219,280,652	$138,128,899	$5,183,053

Total assets	$78,351,641	$236,303,077	$219,280,652	$138,128,899	$5,183,053

NET ASSETS	$78,351,641	$236,303,077	$219,280,652	$138,128,899	$5,183,053

NET ASSETS

Accumulation fund	$78,351,641	$236,303,077	$219,280,652	$138,128,899	$5,183,053

Net assets	$78,351,641	$236,303,077	$219,280,652	$138,128,899	$5,183,053

Investments, at cost	$88,756,133	$182,678,197	$255,004,988	$160,038,172	$5,844,098

Shares held in corresponding Funds	7,986,915	8,703,612	17,856,731	16,865,555	498,370

UNIT VALUE

Level 1	$25.33	$87.69	$95.74	$56.36	$—

Level 2	24.75	85.22	93.04	54.78	40.07

Level 3	24.32	83.21	90.85	53.48	39.12

Level 4	23.48	79.33	86.61	37.22	37.30

	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	TIAA-CREF Growth & Income Fund Sub-Account	TIAA-CREF High-Yield Fund Sub-Account	TIAA-CREF Inflation-Linked Bond Fund Sub-Account

INVESTMENT INCOME

Dividends	$1,919,580	$3,688,629	$3,336,979	$7,827,264	$407,936

EXPENSES

Administrative expenses	37,048	552,787	800,833	116,551	37,440

Mortality and expense risk charges	33,654	132,124	126,202	72,629	2,882

Total expenses	70,702	684,911	927,035	189,180	40,322

Net investment income (loss)	1,848,878	3,003,718	2,409,944	7,638,084	367,614

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(8,262)	19,037,642	4,888,126	(2,190,836)	(22,349)

Capital gain distributions	—	575,386	16,096,877	—	39,833

Net realized gain (loss)	(8,262)	19,613,028	20,985,003	(2,190,836)	17,484

Net change in unrealized appreciation (depreciation) on investments	(16,122,174)	(83,984,507)	(92,341,190)	(21,640,852)	(862,666)

Net realized and unrealized gain (loss) on investments	(16,130,436)	(64,371,479)	(71,356,187)	(23,831,688)	(845,182)

Net increase (decrease) in net assets from operations	$(14,281,558)	$(61,367,761)	$(68,946,243)	$(16,193,604)	$(477,568)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2022

	TIAA-CREF International Equity Fund Sub-Account	TIAA-CREF International Equity Index Fund Sub-Account	TIAA-CREF Large-Cap Growth Fund Sub-Account	TIAA-CREF Large-Cap Growth Index Fund Sub-Account	TIAA-CREF Large-Cap Value Fund Sub-Account

ASSETS

Investments, at value	$476,547,287	$941,733,812	$134,183,291	$405,692,753	$445,169,457

Total assets	$476,547,287	$941,733,812	$134,183,291	$405,692,753	$445,169,457

LIABILITIES

Amounts due to TIAA	$—	$1	$—	$5	$—

NET ASSETS	$476,547,287	$941,733,811	$134,183,291	$405,692,748	$445,169,457

NET ASSETS

Accumulation fund	$476,547,287	$941,733,811	$134,183,291	$405,692,748	$445,169,457

Net assets	$476,547,287	$941,733,811	$134,183,291	$405,692,748	$445,169,457

Investments, at cost	$474,712,493	$926,429,608	$184,756,212	$399,379,874	$426,364,210

Shares held in corresponding Funds	41,692,676	49,305,435	8,334,366	10,946,917	23,380,749

UNIT VALUE

Level 1	$34.39	$36.03	$105.37	$115.28	$63.96

Level 2	33.42	35.02	102.40	112.03	62.16

Level 3	32.63	34.19	99.99	109.39	60.69

Level 4	31.11	34.58	95.32	92.05	57.86

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2022

	TIAA-CREF International Equity Fund Sub-Account	TIAA-CREF International Equity Index Fund Sub-Account	TIAA-CREF Large-Cap Growth Fund Sub-Account	TIAA-CREF Large-Cap Growth Index Fund Sub-Account	TIAA-CREF Large-Cap Value Fund Sub-Account

INVESTMENT INCOME

Dividends	$10,327,727	$25,652,614	$563,612	$4,054,998	$7,787,930

EXPENSES

Administrative expenses	2,737,053	658,754	987,416	291,687	2,083,294

Mortality and expense risk charges	230,270	447,304	80,188	229,784	223,990

Total expenses	2,967,323	1,106,058	1,067,604	521,471	2,307,284

Net investment income (loss)	7,360,404	24,546,556	(503,992)	3,533,527	5,480,646

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	852,845	4,294,430	191,183	23,595,625	4,133,293

Capital gain distributions	—	—	—	36,522,285	18,055,208

Net realized gain (loss)	852,845	4,294,430	191,183	60,117,910	22,188,501

Net change in unrealized appreciation (depreciation) on investments	(103,132,871)	(170,272,862)	(70,775,255)	(234,221,100)	(64,357,062)

Net realized and unrealized gain (loss) on investments	(102,280,026)	(165,978,432)	(70,584,072)	(174,103,190)	(42,168,561)

Net increase (decrease) in net assets from operations	$(94,919,622)	$(141,431,876)	$(71,088,064)	$(170,569,663)	$(36,687,915)

B-10	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Large-Cap Value Index Fund Sub-Account	TIAA-CREF Lifecycle Retirement Income Fund Sub-Account	TIAA-CREF Lifecycle 2010 Fund Sub-Account	TIAA-CREF Lifecycle 2015 Fund Sub-Account	TIAA-CREF Lifecycle 2020 Fund Sub-Account

ASSETS

Investments, at value	$645,117,434	$49,540,791	$102,435,453	$148,574,323	$385,042,836

Total assets	$645,117,434	$49,540,791	$102,435,453	$148,574,323	$385,042,836

NET ASSETS	$645,117,434	$49,540,791	$102,435,453	$148,574,323	$385,042,836

NET ASSETS

Accumulation fund	$645,117,434	$43,239,233	$102,435,453	$148,574,323	$385,042,836

Annuity fund	—	6,301,558	—	—	—

Net assets	$645,117,434	$49,540,791	$102,435,453	$148,574,323	$385,042,836

Investments, at cost	$571,323,040	$57,410,214	$125,320,802	$176,699,493	$458,526,019

Shares held in corresponding Funds	29,687,871	4,895,335	11,158,546	18,140,943	45,675,307

UNIT VALUE

Level 1	$65.79	$48.12	$50.72	$51.75	$52.72

Level 2	63.93	46.82	49.29	50.29	51.23

Level 3	62.43	45.80	48.12	49.10	50.03

Level 4	65.56	43.83	45.88	46.81	47.69

	TIAA-CREF Large-Cap Value Index Fund Sub-Account	TIAA-CREF Lifecycle Retirement Income Fund Sub-Account	TIAA-CREF Lifecycle 2010 Fund Sub-Account	TIAA-CREF Lifecycle 2015 Fund Sub-Account	TIAA-CREF Lifecycle 2020 Fund Sub-Account

INVESTMENT INCOME

Dividends	$14,331,585	$1,435,104	$3,769,887	$4,796,327	$11,570,496

EXPENSES

Administrative expenses	439,746	203,248	353,636	586,775	1,473,464

Mortality and expense risk charges	325,079	26,923	55,262	81,113	206,064

Total expenses	764,825	230,171	408,898	667,888	1,679,528

Net investment income (loss)	13,566,760	1,204,933	3,360,989	4,128,439	9,890,968

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	8,453,310	(568,756)	(2,611,130)	(1,427,343)	(2,830,606)

Capital gain distributions	13,898,689	1,523,153	3,644,548	5,773,272	16,165,428

Net realized gain (loss)	22,351,999	954,397	1,033,418	4,345,929	13,334,822

Net change in unrealized appreciation (depreciation) on investments	(89,690,368)	(10,073,070)	(20,222,215)	(33,094,706)	(88,714,820)

Net realized and unrealized gain (loss) on investments	(67,338,369)	(9,118,673)	(19,188,797)	(28,748,777)	(75,379,998)

Net increase (decrease) in net assets from operations	$(53,771,609)	$(7,913,740)	$(15,827,808)	$(24,620,338)	$(65,489,030)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2022

	TIAA-CREF Lifecycle 2025 Fund Sub-Account	TIAA-CREF Lifecycle 2030 Fund Sub-Account	TIAA-CREF Lifecycle 2035 Fund Sub-Account	TIAA-CREF Lifecycle 2040 Fund Sub-Account	TIAA-CREF Lifecycle 2045 Fund Sub-Account

ASSETS

Investments, at value	$569,168,722	$630,688,411	$673,865,799	$804,582,792	$612,828,545

Total assets	$569,168,722	$630,688,411	$673,865,799	$804,582,792	$612,828,545

NET ASSETS	$569,168,722	$630,688,411	$673,865,799	$804,582,792	$612,828,545

NET ASSETS

Accumulation fund	$569,168,722	$630,688,411	$673,865,799	$804,582,792	$612,828,545

Net assets	$569,168,722	$630,688,411	$673,865,799	$804,582,792	$612,828,545

Investments, at cost	$671,358,459	$742,021,396	$795,707,243	$954,952,595	$690,475,903

Shares held in corresponding Funds	65,346,581	71,914,300	76,057,088	91,326,083	55,813,164

UNIT VALUE

Level 1	$54.46	$55.91	$58.31	$61.29	$60.34

Level 2	52.93	54.33	56.66	59.56	58.71

Level 3	51.68	53.05	55.33	58.15	57.43

Level 4	49.27	50.58	52.75	55.44	54.96

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2022

	TIAA-CREF Lifecycle 2025 Fund Sub-Account	TIAA-CREF Lifecycle 2030 Fund Sub-Account	TIAA-CREF Lifecycle 2035 Fund Sub-Account	TIAA-CREF Lifecycle 2040 Fund Sub-Account	TIAA-CREF Lifecycle 2045 Fund Sub-Account

INVESTMENT INCOME

Dividends	$15,930,860	$15,835,353	$14,984,348	$15,143,050	$10,020,446

EXPENSES

Administrative expenses	2,285,829	2,457,040	2,493,091	2,654,055	2,421,857

Mortality and expense risk charges	300,337	325,364	345,574	411,618	311,069

Total expenses	2,586,166	2,782,404	2,838,665	3,065,673	2,732,926

Net investment income (loss)	13,344,694	13,052,949	12,145,683	12,077,377	7,287,520

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(4,402,784)	(2,286,482)	(1,814,896)	122,947	3,201,720

Capital gain distributions	27,537,629	33,882,088	40,997,422	54,063,907	40,609,337

Net realized gain (loss)	23,134,845	31,595,606	39,182,526	54,186,854	43,811,057

Net change in unrealized appreciation (depreciation) on investments	(137,511,280)	(160,187,219)	(180,597,011)	(227,310,121)	(177,789,855)

Net realized and unrealized gain (loss) on investments	(114,376,435)	(128,591,613)	(141,414,485)	(173,123,267)	(133,978,798)

Net increase (decrease) in net assets from operations	$(101,031,741)	$(115,538,664)	$(129,268,802)	$(161,045,890)	$(126,691,278)

B-12	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2050 Fund Sub-Account	TIAA-CREF Lifecycle 2055 Fund Sub-Account	TIAA-CREF Lifecycle 2060 Fund Sub-Account	TIAA-CREF Lifecycle 2065 Fund Sub-Account	TIAA-CREF Lifecycle Index 2030 Fund Sub-Account

ASSETS

Investments, at value	$543,700,347	$206,936,085	$74,166,665	$977,024	$2,779

Total assets	$543,700,347	$206,936,085	$74,166,665	$977,024	$2,779

NET ASSETS	$543,700,347	$206,936,085	$74,166,665	$977,024	$2,779

NET ASSETS

Accumulation fund	$543,700,347	$206,936,085	$74,166,665	$977,024	$2,779

Net assets	$543,700,347	$206,936,085	$74,166,665	$977,024	$2,779

Investments, at cost	$600,409,231	$234,671,168	$83,634,957	$1,061,620	$2,849

Shares held in corresponding Funds	48,414,991	15,582,536	6,477,438	99,090	139

UNIT VALUE

Level 1	$60.05	$59.03	$40.83	$27.37	$—

Level 2	58.43	57.78	40.21	—	25.64

Level 3	57.16	56.87	39.75	—	—

Level 4	54.70	55.08	38.84	26.98	—

	TIAA-CREF Lifecycle 2050 Fund Sub-Account	TIAA-CREF Lifecycle 2055 Fund Sub-Account	TIAA-CREF Lifecycle 2060 Fund Sub-Account	TIAA-CREF Lifecycle 2065 Fund Sub-Account	TIAA-CREF Lifecycle Index 2030 Fund Sub-Account (a)

INVESTMENT INCOME

Dividends	$8,602,971	$3,202,610	$1,124,813	$14,880	$55

EXPENSES

Administrative expenses	2,341,785	846,703	320,202	553	2

Mortality and expense risk charges	276,173	100,083	33,422	357	—

Total expenses	2,617,958	946,786	353,624	910	2

Net investment income (loss)	5,985,013	2,255,824	771,189	13,970	53

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	3,270,644	373,018	254,479	(62,356)	—

Capital gain distributions	35,285,889	12,492,161	3,775,857	13,978	15

Net realized gain (loss)	38,556,533	12,865,179	4,030,336	(48,378)	15

Net change in unrealized appreciation (depreciation) on investments	(159,824,479)	(55,884,366)	(17,952,398)	(73,219)	(70)

Net realized and unrealized gain (loss) on investments	(121,267,946)	(43,019,187)	(13,922,062)	(121,597)	(55)

Net increase (decrease) in net assets from operations	$(115,282,933)	$(40,763,363)	$(13,150,873)	$(107,627)	$(2)

(a)	For the period July 5, 2022 (commencement of operations) to December 31, 2022.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2022

	TIAA-CREF Lifecycle Index 2035 Fund Sub-Account	TIAA-CREF Lifecycle Index 2040 Fund Sub-Account	TIAA-CREF Lifecycle Index 2045 Fund Sub-Account	TIAA-CREF Lifecycle Index 2055 Fund Sub-Account	TIAA-CREF Mid-Cap Growth Fund Sub-Account

ASSETS

Investments, at value	$6,225	$2,982	$8,165	$1,065	$180,619,859

Total assets	$6,225	$2,982	$8,165	$1,065	$180,619,859

NET ASSETS	$6,225	$2,982	$8,165	$1,065	$180,619,859

NET ASSETS

Accumulation fund	$6,225	$2,982	$8,165	$1,065	$180,619,859

Net assets	$6,225	$2,982	$8,165	$1,065	$180,619,859

Investments, at cost	$6,327	$3,037	$8,258	$1,080	$264,036,073

Shares held in corresponding Funds	290	131	349	56	11,013,406

UNIT VALUE

Level 1	$—	$—	$—	$—	$73.78

Level 2	26.07	26.60	27.10	27.25	71.70

Level 3	—	—	—	—	70.01

Level 4	—	—	—	—	66.74

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2022

	TIAA-CREF Lifecycle Index 2035 Fund Sub-Account (b)	TIAA-CREF Lifecycle Index 2040 Fund Sub-Account (c)	TIAA-CREF Lifecycle Index 2045 Fund Sub-Account (d)	TIAA-CREF Lifecycle Index 2055 Fund Sub-Account (e)	TIAA-CREF Mid-Cap Growth Fund Sub-Account

INVESTMENT INCOME

Dividends	$115	$53	$141	$15	$1,082,409

EXPENSES

Administrative expenses	3	2	4	— ^	766,698

Mortality and expense risk charges	1	—	1	—	107,743

Total expenses	4	2	5	—	874,441

Net investment income (loss)	111	51	136	15	207,968

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	1	—	1	—	(5,761,647)

Capital gain distributions	32	14	35	3	—

Net realized gain (loss)	33	14	36	3	(5,761,647)

Net change in unrealized appreciation (depreciation) on investments	(102)	(55)	(93)	(15)	(95,260,378)

Net realized and unrealized gain (loss) on investments	(69)	(41)	(57)	(12)	(101,022,025)

Net increase (decrease) in net assets from operations	$42	$10	$79	$3	$(100,814,057)

^	Amount is less than $1.
(b)	For the period July 5, 2022 (commencement of operations) to December 31, 2022.
(c)	For the period July 5, 2022 (commencement of operations) to December 31, 2022.
(d)	For the period July 5, 2022 (commencement of operations) to December 31, 2022.
(e)	For the period November 7, 2022 (commencement of operations) to December 31, 2022.

B-14	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Mid-Cap Value Fund Sub-Account	TIAA-CREF Money Market Fund Sub-Account	TIAA-CREF Quant Small-Cap Equity Fund Sub-Account	TIAA-CREF Real Estate Securities Fund Sub-Account	TIAA-CREF S&P 500 Index Fund Sub-Account

ASSETS

Investments, at value	$382,854,049	$57,646,162	$258,323,956	$378,924,106	$741,293,016

Total assets	$382,854,049	$57,646,162	$258,323,956	$378,924,106	$741,293,016

LIABILITIES

Amounts due to TIAA	$—	$—	$—	$1	$—

NET ASSETS	$382,854,049	$57,646,162	$258,323,956	$378,924,105	$741,293,016

NET ASSETS

Accumulation fund	$382,854,049	$57,646,162	$258,323,956	$378,924,105	$741,293,016

Net assets	$382,854,049	$57,646,162	$258,323,956	$378,924,105	$741,293,016

Investments, at cost	$483,917,474	$57,646,162	$297,178,646	$396,337,132	$560,940,308

Shares held in corresponding Funds	25,472,658	57,646,162	17,051,086	23,419,290	17,704,634

UNIT VALUE

Level 1	$65.47	$28.46	$72.50	$48.60	$89.56

Level 2	63.63	27.66	70.46	47.23	87.04

Level 3	62.12	27.00	68.79	46.11	84.99

Level 4	59.23	25.75	65.59	43.96	80.83

	TIAA-CREF Mid-Cap Value Fund Sub-Account	TIAA-CREF Money Market Fund Sub-Account	TIAA-CREF Quant Small-Cap Equity Fund Sub-Account	TIAA-CREF Real Estate Securities Fund Sub-Account	TIAA-CREF S&P 500 Index Fund Sub-Account

INVESTMENT INCOME

Dividends	$7,988,123	$785,022	$2,480,568	$8,080,038	$12,017,693

EXPENSES

Administrative expenses	1,587,130	81,320	1,112,274	1,730,147	516,906

Mortality and expense risk charges	200,993	24,225	125,661	221,979	390,680

Total expenses	1,788,123	105,545	1,237,935	1,952,126	907,586

Net investment income (loss)	6,200,000	679,477	1,242,633	6,127,912	11,110,107

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(10,836,668)	—	682,822	10,419,865	23,207,657

Capital gain distributions	43,806,818	—	13,205,276	10,784,533	1,849,916

Net realized gain (loss)	32,970,150	—	13,888,098	21,204,398	25,057,573

Net change in unrealized appreciation (depreciation) on investments	(87,882,733)	—	(59,077,463)	(186,884,939)	(200,322,781)

Net realized and unrealized gain (loss) on investments	(54,912,583)	—	(45,189,365)	(165,680,541)	(175,265,208)

Net increase (decrease) in net assets from operations	$(48,712,583)	$679,477	$(43,946,732)	$(159,552,629)	$(164,155,101)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2022

	TIAA-CREF Short-Term Bond Fund Sub-Account	TIAA-CREF Small-Cap Blend Index Fund Sub-Account	TIAA-CREF Social Choice Equity Fund Sub-Account	TIAA-CREF Social Choice International Equity Fund Sub-Account	TIAA-CREF Social Choice Low Carbon Equity Fund Sub-Account

ASSETS

Investments, at value	$48,244,207	$558,680,432	$290,517,318	$97,552,378	$29,970,998

Total assets	$48,244,207	$558,680,432	$290,517,318	$97,552,378	$29,970,998

NET ASSETS	$48,244,207	$558,680,432	$290,517,318	$97,552,378	$29,970,998

NET ASSETS

Accumulation fund	$48,244,207	$558,680,432	$290,517,318	$97,552,378	$29,970,998

Net assets	$48,244,207	$558,680,432	$290,517,318	$97,552,378	$29,970,998

Investments, at cost	$50,907,148	$585,062,616	$281,246,903	$104,430,218	$35,118,768

Shares held in corresponding Funds	4,912,852	27,864,361	13,051,092	8,717,818	1,809,843

UNIT VALUE

Level 1	$35.36	$68.34	$86.50	$27.59	$29.19

Level 2	34.37	66.42	84.06	—	—

Level 3	33.56	64.85	82.08	—	—

Level 4	27.36	61.83	78.25	—	—

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2022

	TIAA-CREF Short-Term Bond Fund Sub-Account	TIAA-CREF Small-Cap Blend Index Fund Sub-Account	TIAA-CREF Social Choice Equity Fund Sub-Account	TIAA-CREF Social Choice International Equity Fund Sub-Account	TIAA-CREF Social Choice Low Carbon Equity Fund Sub-Account

INVESTMENT INCOME

Dividends	$1,171,685	$8,857,028	$4,538,622	$2,201,866	$370,432

EXPENSES

Administrative expenses	48,578	1,610,228	961,971	31,891	15,649

Mortality and expense risk charges	24,646	307,555	161,847	31,891	15,649

Total expenses	73,224	1,917,783	1,123,818	63,782	31,298

Net investment income (loss)	1,098,461	6,939,245	3,414,804	2,138,084	339,134

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(233,256)	8,802,046	13,533,762	(174,169)	(893,098)

Capital gain distributions	65,050	1,966,766	9,403,872	—	180,489

Net realized gain (loss)	(168,206)	10,768,812	22,937,634	(174,169)	(712,609)

Net change in unrealized appreciation (depreciation) on investments	(2,479,032)	(171,354,101)	(97,202,095)	(6,720,431)	(5,814,739)

Net realized and unrealized gain (loss) on investments	(2,647,238)	(160,585,289)	(74,264,461)	(6,894,600)	(6,527,348)

Net increase (decrease) in net assets from operations	$(1,548,777)	$(153,646,044)	$(70,849,657)	$(4,756,516)	$(6,188,214)

B-16	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account	American Century Mid Cap Value Fund (R6 Class) Sub-Account	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account	American Funds New Perspective Fund (Class R-6) Sub-Account	American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account

ASSETS

Investments, at value	$8,659,120	$31,176,840	$324,590,820	$38,386	$199,355,212

Total assets	$8,659,120	$31,176,840	$324,590,820	$38,386	$199,355,212

NET ASSETS	$8,659,120	$31,176,840	$324,590,820	$38,386	$199,355,212

NET ASSETS

Accumulation fund	$8,659,120	$31,176,840	$324,590,820	$38,386	$199,355,212

Net assets	$8,659,120	$31,176,840	$324,590,820	$38,386	$199,355,212

Investments, at cost	$12,561,265	$34,156,463	$372,091,066	$48,954	$179,154,205

Shares held in corresponding Funds	367,067	2,019,225	6,620,249	811	3,833,017

UNIT VALUE

Level 1	$48.33	$35.55	$45.88	$—	$87.50

Level 2	—	—	44.59	—	85.04

Level 3	—	—	43.53	—	83.03

Level 4	40.98	35.03	41.27	25.02	75.65

	American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account	American Century Mid Cap Value Fund (R6 Class) Sub-Account	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account	American Funds New Perspective Fund (Class R-6) Sub-Account	American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account

INVESTMENT INCOME

Dividends	$—	$404,730	$4,758,071	$442	$4,290,021

EXPENSES

Administrative expenses	5,035	8,061	224,690	232	111,546

Mortality and expense risk charges	5,006	7,947	187,854	17	97,963

Total expenses	10,041	16,008	412,544	249	209,509

Net investment income (loss)	(10,041)	388,722	4,345,527	193	4,080,512

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(332,526)	(337,780)	6,607,683	(1,024)	6,271,641

Capital gain distributions	1,263,441	2,452,794	1,942,893	1,214	8,095,838

Net realized gain (loss)	930,915	2,115,014	8,550,576	190	14,367,479

Net change in unrealized appreciation (depreciation) on investments	(4,064,971)	(2,292,023)	(127,245,794)	(10,247)	(35,704,204)

Net realized and unrealized gain (loss) on investments	(3,134,056)	(177,009)	(118,695,218)	(10,057)	(21,336,725)

Net increase (decrease) in net assets from operations	$(3,144,097)	$211,713	$(114,349,691)	$(9,864)	$(17,256,213)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2022

	Ariel Appreciation Fund (Institutional Class) Sub-Account	Champlain Mid Cap Fund (Institutional Shares) Sub-Account	Delaware Emerging Markets Fund (Class R6) Sub-Account	Delaware Small Cap Value Fund (Class R6) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account

ASSETS

Investments, at value	$495,178	$34,074,440	$67,958,102	$1,606,475	$75,538,224

Total assets	$495,178	$34,074,440	$67,958,102	$1,606,475	$75,538,224

NET ASSETS	$495,178	$34,074,440	$67,958,102	$1,606,475	$75,538,224

NET ASSETS

Accumulation fund	$495,178	$34,074,440	$67,958,102	$1,606,475	$75,538,224

Net assets	$495,178	$34,074,440	$67,958,102	$1,606,475	$75,538,224

Investments, at cost	$538,047	$36,443,410	$88,114,999	$1,757,297	$82,723,854

Shares held in corresponding Funds	13,058	1,628,019	3,981,142	23,421	2,996,360

UNIT VALUE

Level 1	$37.21	$47.32	$32.83	$38.38	$27.54

Level 2	—	42.74	—	—	26.90

Level 3	—	—	—	—	26.44

Level 4	33.31	41.67	26.20	—	25.53

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2022

	Ariel Appreciation Fund (Institutional Class) Sub-Account	Champlain Mid Cap Fund (Institutional Shares) Sub-Account	Delaware Emerging Markets Fund (Class R6) Sub-Account	Delaware Small Cap Value Fund (Class R6) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account

INVESTMENT INCOME

Dividends	$4,851	$—	$1,336,198	$18,106	$2,717,539

EXPENSES

Administrative expenses	279	22,434	38,891	923	62,633

Mortality and expense risk charges	258	18,548	37,705	868	41,121

Total expenses	537	40,982	76,596	1,791	103,754

Net investment income (loss)	4,314	(40,982)	1,259,602	16,315	2,613,785

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(2,805)	1,511,418	(909,728)	(145,538)	1,567,462

Capital gain distributions	44,033	469,710	—	52,792	193,179

Net realized gain (loss)	41,228	1,981,128	(909,728)	(92,746)	1,760,641

Net change in unrealized appreciation (depreciation) on investments	(119,124)	(14,255,521)	(27,906,530)	(161,987)	(20,341,128)

Net realized and unrealized gain (loss) on investments	(77,896)	(12,274,393)	(28,816,258)	(254,733)	(18,580,487)

Net increase (decrease) in net assets from operations	$(73,582)	$(12,315,375)	$(27,556,656)	$(238,418)	$(15,966,702)

B-18	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Dodge & Cox International Stock Fund Sub-Account	iShares Russell Mid-Cap Index Fund (Class K) Sub-Account	JP Morgan Equity Income Fund (Class R6) Sub-Account	JP Morgan Large Cap Growth Fund (Class R6) Sub-Account	JP Morgan Small Cap Value Fund (Class R6) Sub-Account

ASSETS

Investments, at value	$58,225,795	$16,760	$24,187	$10,625,376	$24,714,175

Total assets	$58,225,795	$16,760	$24,187	$10,625,376	$24,714,175

NET ASSETS	$58,225,795	$16,760	$24,187	$10,625,376	$24,714,175

NET ASSETS

Accumulation fund	$58,225,795	$16,760	$24,187	$10,625,376	$24,714,175

Net assets	$58,225,795	$16,760	$24,187	$10,625,376	$24,714,175

Investments, at cost	$59,293,127	$19,934	$24,364	$11,331,520	$27,472,542

Shares held in corresponding Funds	1,350,633	1,392	1,072	226,457	1,018,721

UNIT VALUE

Level 1	$37.01	$—	$—	$23.33	$33.76

Level 2	36.15	—	—	—	—

Level 3	35.52	—	—	—	—

Level 4	34.30	29.60	34.22	—	31.60

	Dodge & Cox International Stock Fund Sub-Account	iShares Russell Mid-Cap Index Fund (Class K) Sub-Account	JP Morgan Equity Income Fund (Class R6) Sub-Account	JP Morgan Large Cap Growth Fund (Class R6) Sub-Account (f)	JP Morgan Small Cap Value Fund (Class R6) Sub-Account

INVESTMENT INCOME

Dividends	$1,254,725	$266	$412	$53,736	$289,516

EXPENSES

Administrative expenses	41,332	108	128	1,538	12,090

Mortality and expense risk charges	28,835	7	9	1,538	11,710

Total expenses	70,167	115	137	3,076	23,800

Net investment income (loss)	1,184,558	151	275	50,660	265,716

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	1,486,736	(158)	(73)	81,269	75,445

Capital gain distributions	—	313	406	240,030	1,869,661

Net realized gain (loss)	1,486,736	155	333	321,299	1,945,106

Net change in unrealized appreciation (depreciation) on investments	(7,140,061)	(3,358)	(853)	(706,144)	(5,652,435)

Net realized and unrealized gain (loss) on investments	(5,653,325)	(3,203)	(520)	(384,845)	(3,707,329)

Net increase (decrease) in net assets from operations	$(4,468,767)	$(3,052)	$(245)	$(334,185)	$(3,441,613)

(f)	For the period June 13, 2022 (commencement of operations) to December 31, 2022.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-19

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2022

	Lazard International Equity Portfolio (R6 Shares) Sub-Account	Lord Abbett High Yield Fund (Class R6) Sub-Account	MFS International Diversification Fund (Class R6) Sub-Account	MFS Mid Cap Growth Fund (Class R6) Sub-Account	MFS Mid Cap Value Fund (Class R6) Sub-Account

ASSETS

Investments, at value	$25,013,865	$31,994,996	$19,198,845	$26,854,318	$65,525,867

Amounts due from TIAA	—	10,868	—	—	—

Total assets	$25,013,865	$32,005,864	$19,198,845	$26,854,318	$65,525,867

NET ASSETS	$25,013,865	$32,005,864	$19,198,845	$26,854,318	$65,525,867

NET ASSETS

Accumulation fund	$25,013,865	$32,005,864	$19,198,845	$26,854,318	$65,525,867

Net assets	$25,013,865	$32,005,864	$19,198,845	$26,854,318	$65,525,867

Investments, at cost	$31,978,552	$37,161,894	$18,534,392	$32,748,987	$59,605,882

Shares held in corresponding Funds	1,739,490	5,210,911	948,560	1,116,604	2,330,223

UNIT VALUE

Level 1	$32.12	$29.18	$25.22	$23.26	$41.90

Level 2	—	—	—	—	39.18

Level 3	—	—	—	—	—

Level 4	27.79	26.54	—	—	38.19

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2022

	Lazard International Equity Portfolio (R6 Shares) Sub-Account	Lord Abbett High Yield Fund (Class R6) Sub-Account	MFS International Diversification Fund (Class R6) Sub-Account (l)	MFS Mid Cap Growth Fund (Class R6) Sub-Account	MFS Mid Cap Value Fund (Class R6) Sub-Account

INVESTMENT INCOME

Dividends	$465,989	$1,982,150	$145,274	$—	$1,048,592

EXPENSES

Administrative expenses	14,957	17,756	2,702	12,924	39,050

Mortality and expense risk charges	14,723	16,610	2,702	12,924	30,419

Total expenses	29,680	34,366	5,404	25,848	69,469

Net investment income (loss)	436,309	1,947,784	139,870	(25,848)	979,123

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(431,198)	(818,533)	(323,915)	(434,920)	1,383,347

Capital gain distributions	1,188,824	—	366,551	—	2,228,689

Net realized gain (loss)	757,626	(818,533)	42,636	(434,920)	3,612,036

Net change in unrealized appreciation (depreciation) on investments	(6,934,901)	(6,166,309)	664,453	(8,214,234)	(10,274,638)

Net realized and unrealized gain (loss) on investments	(6,177,275)	(6,984,842)	707,089	(8,649,154)	(6,662,602)

Net increase (decrease) in net assets from operations	$(5,740,966)	$(5,037,058)	$846,959	$(8,675,002)	$(5,683,479)

(l)	For the period June 13, 2022 (commencement of operations) to December 31, 2022.

B-20	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account	Parnassus Core Equity Fund (Institutional Shares) Sub-Account	Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account	Parnassus Value Equity (Institutional Shares) Sub-Account	PGIM Total Return Bond Fund (Class R6) Sub-Account

ASSETS

Investments, at value	$10,711,107	$23,045	$798,413	$155,172	$356,039

Total assets	$10,711,107	$23,045	$798,413	$155,172	$356,039

NET ASSETS	$10,711,107	$23,045	$798,413	$155,172	$356,039

NET ASSETS

Accumulation fund	$10,711,107	$23,045	$798,413	$155,172	$356,039

Net assets	$10,711,107	$23,045	$798,413	$155,172	$356,039

Investments, at cost	$11,747,897	$23,037	$1,015,869	$155,190	$360,270

Shares held in corresponding Funds	160,202	490	18,822	3,421	30,327

UNIT VALUE

Level 1	$44.41	$23.54	$33.03	$24.60	$21.46

Level 2	—	—	—	—	—

Level 3	—	—	—	—	—

Level 4	38.56	—	—	—	—

	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account	Parnassus Core Equity Fund (Institutional Shares) Sub-Account (g)		Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account	Parnassus Value Equity (Institutional Shares) Sub-Account (k)	PGIM Total Return Bond Fund (Class R6) Sub-Account (h)

INVESTMENT INCOME

Dividends	$—	$—		$—	$375	$1,618

EXPENSES

Administrative expenses	5,776	—	^	505	2	3

Mortality and expense risk charges	5,380	—		505	2	3

Total expenses	11,156	—		1,010	4	6

Net investment income (loss)	(11,156)	—		(1,010)	371	1,612

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	266,760	1		(54,889)	1	—

Capital gain distributions	188,449	—		9,703	—	—

Net realized gain (loss)	455,209	1		(45,186)	1	—

Net change in unrealized appreciation (depreciation) on investments	(3,862,904)	8		(428,751)	(18)	(4,231)

Net realized and unrealized gain (loss) on investments	(3,407,695)	9		(473,937)	(17)	(4,231)

Net increase (decrease) in net assets from operations	$(3,418,851)	$9		$(474,947)	$354	$(2,619)

^	Amount is less than $1.
(g)	For the period December 21, 2022 (commencement of operations) to December 31, 2022.
(h)	For the period December 19, 2022 (commencement of operations) to December 31, 2022.
(k)	For the period December 19, 2022 (commencement of operations) to December 31, 2022.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-21

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2022

	Templeton Global Bond Fund (Class R6) Sub-Account	T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account	Vanguard 500 Index Fund (Admiral Shares) Sub-Account†	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account

ASSETS

Investments, at value	$9,696,286	$229,192,045	$23,141,710	$—	$38,010,581

Total assets	$9,696,286	$229,192,045	$23,141,710	$—	$38,010,581

LIABILITIES

Amounts due to TIAA	$—	$1	$—	$—	$—

NET ASSETS	$9,696,286	$229,192,044	$23,141,710	$—	$38,010,581

NET ASSETS

Accumulation fund	$9,696,286	$229,192,044	$23,141,710	$—	$38,010,581

Net assets	$9,696,286	$229,192,044	$23,141,710	$—	$38,010,581

Investments, at cost	$12,524,930	$246,366,614	$26,619,334	$—	$41,222,902

Shares held in corresponding Funds	1,235,196	4,991,116	662,517	—	1,542,011

UNIT VALUE

Level 1	$23.57	$117.29	$40.96	$—	$26.51

Level 2	—	113.98	—	—	25.90

Level 3	—	111.29	—	—	25.45

Level 4	20.87	90.13	35.68	—	24.58

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2022

	Templeton Global Bond Fund (Class R6) Sub-Account	T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account	Vanguard 500 Index Fund (Admiral Shares) Sub-Account†	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME

Dividends	$609,893	$—	$—	$2,083,541	$1,504,287

EXPENSES

Administrative expenses	6,404	174,545	11,705	94,168	37,259

Mortality and expense risk charges	5,581	140,264	11,190	90,895	20,814

Total expenses	11,985	314,809	22,895	185,063	58,073

Net investment income (loss)	597,908	(314,809)	(22,895)	1,898,478	1,446,214

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(1,337,375)	16,944,935	(536,817)	57,902,739	516,762

Capital gain distributions	—	8,628,667	820,770	—	—

Net realized gain (loss)	(1,337,375)	25,573,602	283,953	57,902,739	516,762

Net change in unrealized appreciation (depreciation) on investments	(16,727)	(161,855,018)	(6,569,800)	(96,063,085)	(10,822,058)

Net realized and unrealized gain (loss) on investments	(1,354,102)	(136,281,416)	(6,285,847)	(38,160,346)	(10,305,296)

Net increase (decrease) in net assets from operations	$(756,194)	$(136,596,225)	$(6,308,742)	$(36,261,868)	$(8,859,082)

†	Vanguard 500 Index Fund (Admiral Shares) Sub-Account merged into Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account on August 22, 2022.

B-22	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Equity Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account	Vanguard FTSE Social Index Fund (Admiral Shares) Sub-Account	Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account

ASSETS

Investments, at value	$295,750,433	$255,905,525	$116,301,075	$2,118,279	$320,537,223

Total assets	$295,750,433	$255,905,525	$116,301,075	$2,118,279	$320,537,223

NET ASSETS	$295,750,433	$255,905,525	$116,301,075	$2,118,279	$320,537,223

NET ASSETS

Accumulation fund	$295,750,433	$255,905,525	$116,301,075	$2,118,279	$320,537,223

Net assets	$295,750,433	$255,905,525	$116,301,075	$2,118,279	$320,537,223

Investments, at cost	$293,519,805	$295,861,797	$114,983,143	$2,545,568	$350,219,355

Shares held in corresponding Funds	3,494,629	2,945,506	467,354	60,958	996,633

UNIT VALUE

Level 1	$46.41	$74.33	$38.19	$26.90	$29.31

Level 2	42.60	72.61	—	—	—

Level 3	—	71.36	—	—	—

Level 4	41.53	68.90	33.83	—	28.89

	Vanguard Equity Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account	Vanguard FTSE Social Index Fund (Admiral Shares) Sub-Account	Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account (i)

INVESTMENT INCOME

Dividends	$7,345,881	$1,252,305	$1,327,404	$26,301	$2,837,177

EXPENSES

Administrative expenses	137,202	164,954	62,075	1,039	58,929

Mortality and expense risk charges	121,271	130,943	61,878	1,039	57,129

Total expenses	258,473	295,897	123,953	2,078	116,058

Net investment income (loss)	7,087,408	956,408	1,203,451	24,223	2,721,119

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	804,380	(791,900)	(12,087,829)	(24,130)	24,447

Capital gain distributions	15,690,368	11,443,665	—	—	3,160,557

Net realized gain (loss)	16,494,748	10,651,765	(12,087,829)	(24,130)	3,185,004

Net change in unrealized appreciation (depreciation) on investments	(21,853,977)	(83,031,599)	(28,743,849)	(554,297)	(29,682,132)

Net realized and unrealized gain (loss) on investments	(5,359,229)	(72,379,834)	(40,831,678)	(578,427)	(26,497,128)

Net increase (decrease) in net assets from operations	$1,728,179	$(71,423,426)	$(39,628,227)	$(554,204)	$(23,776,009)

(i)	For the period June 13, 2022 (commencement of operations) to December 31, 2022.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-23

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2022

	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account	Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account	Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account

ASSETS

Investments, at value	$13,886,339	$156,948,515	$259,905,504	$86,687,601	$19,570,836

Amounts due from TIAA	2,112	—	—	13,550	—

Total assets	$13,888,451	$156,948,515	$259,905,504	$86,701,151	$19,570,836

NET ASSETS	$13,888,451	$156,948,515	$259,905,504	$86,701,151	$19,570,836

NET ASSETS

Accumulation fund	$13,888,451	$156,948,515	$259,905,504	$86,701,151	$19,570,836

Net assets	$13,888,451	$156,948,515	$259,905,504	$86,701,151	$19,570,836

Investments, at cost	$16,278,873	$174,570,582	$208,793,259	$100,662,122	$19,695,527

Shares held in corresponding Funds	1,397,016	6,282,967	6,812,726	9,144,262	688,629

UNIT VALUE

Level 1	$29.65	$68.92	$68.47	$25.86	$21.44

Level 2	28.97	67.33	66.89	—	—

Level 3	28.47	66.16	65.73	—	—

Level 4	27.49	63.89	63.47	24.46	—

Statements of operations

TIAA Separate Account VA-3  ∎  For the period or year ended December 31, 2022

	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account	Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account	Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME

Dividends	$295,735	$2,445,322	$5,536,873	$2,039,407	$306,366

EXPENSES

Administrative expenses	14,418	93,575	194,318	43,414	11,354

Mortality and expense risk charges	7,519	83,182	143,536	42,355	11,354

Total expenses	21,937	176,757	337,854	85,769	22,708

Net investment income (loss)	273,798	2,268,565	5,199,019	1,953,638	283,658

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(320,181)	1,647,335	18,689,162	(122,286)	(4,431,252)

Capital gain distributions	—	15,898,569	—	63,974	—

Net realized gain (loss)	(320,181)	17,545,904	18,689,162	(58,312)	(4,431,252)

Net change in unrealized appreciation (depreciation) on investments	(1,693,484)	(33,862,904)	(54,912,632)	(14,090,412)	822,590

Net realized and unrealized gain (loss) on investments	(2,013,665)	(16,317,000)	(36,223,470)	(14,148,724)	(3,608,662)

Net increase (decrease) in net assets from operations	$(1,739,867)	$(14,048,435)	$(31,024,451)	$(12,195,086)	$(3,325,004)

B-24	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

concluded

	Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class IS) Sub-Account

ASSETS

Investments, at value	$2,535,443	$365,407,723	$251,708,405

Total assets	$2,535,443	$365,407,723	$251,708,405

NET ASSETS	$2,535,443	$365,407,723	$251,708,405

NET ASSETS

Accumulation fund	$2,535,443	$365,407,723	$251,708,405

Net assets	$2,535,443	$365,407,723	$251,708,405

Investments, at cost	$2,535,443	$399,043,865	$316,593,388

Shares held in corresponding Funds	2,535,443	5,508,936	26,891,924

UNIT VALUE

Level 1	$25.35	$60.54	$43.45

Level 2	—	59.14	42.23

Level 3	—	58.12	41.23

Level 4	—	56.12	30.13

	Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account (j)	Vanguard Wellington Fund (Admiral Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class IS) Sub-Account

INVESTMENT INCOME

Dividends	$2,383	$8,112,101	$8,882,502

EXPENSES

Administrative expenses	28	233,622	219,376

Mortality and expense risk charges	28	192,774	136,720

Total expenses	56	426,396	356,096

Net investment income (loss)	2,327	7,685,705	8,526,406

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	—	3,361,079	(4,646,517)

Capital gain distributions	—	20,338,307	—

Net realized gain (loss)	—	23,699,386	(4,646,517)

Net change in unrealized appreciation (depreciation) on investments	—	(94,921,164)	(64,082,754)

Net realized and unrealized gain (loss) on investments	—	(71,221,778)	(68,729,271)

Net increase (decrease) in net assets from operations	$2,327	$(63,536,073)	$(60,202,865)

(j)	For the period December 19, 2022 (commencement of operations) to December 31, 2022.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Bond Index Fund Sub-Account		TIAA-CREF Core Bond Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$3,869,251	$3,584,840	$372,402	$231,802

Net realized gain (loss)	(1,267,515)	1,247,082	(299,992)	161,958

Net change in unrealized appreciation (depreciation) on investments	(28,222,890)	(8,589,000)	(2,716,090)	(717,911)

Net increase (decrease) in net assets from operations	(25,621,154)	(3,757,078)	(2,643,680)	(324,151)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	25,488,920	42,278,664	4,029,727	2,312,275

Net contractowner transfers	(6,090,935)	6,334,456	209,203	(169,448)

Withdrawals and death benefits	(32,117,387)	(38,320,251)	(2,884,041)	(3,134,338)

Net increase (decrease) in net assets resulting from contractowner transactions	(12,719,402)	10,292,869	1,354,889	(991,511)

Net increase (decrease) in net assets	(38,340,556)	6,535,791	(1,288,791)	(1,315,662)

NET ASSETS

Beginning of period	199,431,038	192,895,247	18,130,151	19,445,813

End of period	$161,090,482	$199,431,038	$16,841,360	$18,130,151

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,821,588	5,523,102	421,803	444,754

Units purchased	806,675	1,233,394	104,513	53,703

Units sold/transferred	(1,201,026)	(934,908)	(70,999)	(76,654)

End of period	5,427,237	5,821,588	455,317	421,803

	TIAA-CREF Core Impact Bond Fund Sub-Account		TIAA-CREF Core Plus Bond Fund Sub-Account
	December 31, 2022	December 31, 2021 (a)	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$50,238	$8,840	$2,991,005	$2,149,533

Net realized gain (loss)	(97,428)	1,011	(1,437,762)	2,583,504

Net change in unrealized appreciation (depreciation) on investments	(249,586)	(15,957)	(18,881,462)	(5,953,324)

Net increase (decrease) in net assets from operations	(296,776)	(6,106)	(17,328,219)	(1,220,287)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	973,265	732,783	15,197,322	18,844,804

Net contractowner transfers	1,174,098	1,159,910	(770,117)	(1,188,544)

Withdrawals and death benefits	(866,367)	(179,576)	(19,984,811)	(23,552,838)

Net increase (decrease) in net assets resulting from contractowner transactions	1,280,996	1,713,117	(5,557,606)	(5,896,578)

Net increase (decrease) in net assets	984,220	1,707,011	(22,885,825)	(7,116,865)

NET ASSETS

Beginning of period	1,707,011	—	124,395,452	131,512,317

End of period	$2,691,231	$1,707,011	$101,509,627	$124,395,452

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	68,186	—	2,812,350	2,943,797

Units purchased	43,622	29,176	385,293	429,604

Units sold/transferred	13,349	39,010	(531,094)	(561,051)

End of period	125,157	68,186	2,666,549	2,812,350

(a)	For the period May 10, 2021 (commencement of operations) to December 31, 2021.

B-26	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Emerging Markets Equity Fund Sub-Account		TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(12,768)	$722,534	$1,848,878	$1,307,766

Net realized gain (loss)	(2,456,414)	3,236,931	(8,262)	1,983,625

Net change in unrealized appreciation (depreciation) on investments	(1,194,246)	(8,031,889)	(16,122,174)	(5,301,212)

Net increase (decrease) in net assets from operations	(3,663,428)	(4,072,424)	(14,281,558)	(2,009,821)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	349,456	1,218,983	21,920,082	13,478,532

Net contractowner transfers	(1,702,154)	(2,514,059)	16,457,290	(1,758,732)

Withdrawals and death benefits	(2,069,235)	(4,104,895)	(9,354,595)	(12,364,553)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,421,933)	(5,399,971)	29,022,777	(644,753)

Net increase (decrease) in net assets	(7,085,361)	(9,472,395)	14,741,219	(2,654,574)

NET ASSETS

Beginning of period	19,563,865	29,036,260	63,610,422	66,264,996

End of period	$12,478,504	$19,563,865	$78,351,641	$63,610,422

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	678,825	838,446	2,002,817	2,020,155

Units purchased	14,267	36,968	827,432	398,287

Units sold/transferred	(150,847)	(196,589)	264,381	(415,625)

End of period	542,245	678,825	3,094,630	2,002,817

	TIAA-CREF Equity Index Fund Sub-Account		TIAA-CREF Growth & Income Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$3,003,718	$3,106,240	$2,409,944	$1,411,213

Net realized gain (loss)	19,613,028	22,454,213	20,985,003	62,730,278

Net change in unrealized appreciation (depreciation) on investments	(83,984,507)	42,927,767	(92,341,190)	1,503,103

Net increase (decrease) in net assets from operations	(61,367,761)	68,488,220	(68,946,243)	65,644,594

FROM CONTRACTOWNER TRANSACTIONS

Premiums	17,358,176	29,635,810	10,158,664	18,823,986

Net contractowner transfers	(7,037,969)	(5,630,141)	(9,702,807)	(10,096,560)

Withdrawals and death benefits	(38,967,067)	(42,828,226)	(27,792,255)	(33,440,853)

Net increase (decrease) in net assets resulting from contractowner transactions	(28,646,860)	(18,822,557)	(27,336,398)	(24,713,427)

Net increase (decrease) in net assets	(90,014,621)	49,665,663	(96,282,641)	40,931,167

NET ASSETS

Beginning of period	326,317,698	276,652,035	315,563,293	274,632,126

End of period	$236,303,077	$326,317,698	$219,280,652	$315,563,293

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,074,647	3,263,851	2,666,697	2,899,168

Units purchased	195,263	312,551	99,545	175,050

Units sold/transferred	(504,108)	(501,755)	(375,029)	(407,521)

End of period	2,765,802	3,074,647	2,391,213	2,666,697

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF High-Yield Fund Sub-Account		TIAA-CREF Inflation-Linked Bond Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$7,638,084	$7,404,153	$367,614	$262,591

Net realized gain (loss)	(2,190,836)	5,185	17,484	136,086

Net change in unrealized appreciation (depreciation) on investments	(21,640,852)	(28,019)	(862,666)	(138,909)

Net increase (decrease) in net assets from operations	(16,193,604)	7,381,319	(477,568)	259,768

FROM CONTRACTOWNER TRANSACTIONS

Premiums	12,940,524	16,744,451	643,615	952,426

Net contractowner transfers	280,793	(937,817)	10,320	166,965

Withdrawals and death benefits	(23,634,765)	(19,289,481)	(1,231,870)	(740,386)

Net increase (decrease) in net assets resulting from contractowner transactions	(10,413,448)	(3,482,847)	(577,935)	379,005

Net increase (decrease) in net assets	(26,607,052)	3,898,472	(1,055,503)	638,773

NET ASSETS

Beginning of period	164,735,951	160,837,479	6,238,556	5,599,783

End of period	$138,128,899	$164,735,951	$5,183,053	$6,238,556

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,657,733	2,713,850	152,865	143,597

Units purchased	229,247	277,208	16,521	23,897

Units sold/transferred	(411,956)	(333,325)	(31,558)	(14,629)

End of period	2,475,024	2,657,733	137,828	152,865

	TIAA-CREF International Equity Fund Sub-Account		TIAA-CREF International Equity Index Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$7,360,404	$11,359,897	$24,546,556	$28,441,114

Net realized gain (loss)	852,845	6,373,523	4,294,430	27,420,310

Net change in unrealized appreciation (depreciation) on investments	(103,132,871)	29,239,320	(170,272,862)	48,779,595

Net increase (decrease) in net assets from operations	(94,919,622)	46,972,740	(141,431,876)	104,641,019

FROM CONTRACTOWNER TRANSACTIONS

Premiums	79,861,582	74,668,385	156,007,083	94,993,099

Net contractowner transfers	11,564,594	5,954,338	14,366,950	(28,755,856)

Withdrawals and death benefits	(49,094,775)	(61,625,867)	(97,255,338)	(129,468,574)

Net increase (decrease) in net assets resulting from contractowner transactions	42,331,401	18,996,856	73,118,695	(63,231,331)

Net increase (decrease) in net assets	(52,588,221)	65,969,596	(68,313,181)	41,409,688

NET ASSETS

Beginning of period	529,135,508	463,165,912	1,010,046,992	968,637,304

End of period	$476,547,287	$529,135,508	$941,733,811	$1,010,046,992

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	13,740,046	13,222,379	24,099,157	25,688,282

Units purchased	2,551,622	2,000,169	4,349,928	2,332,361

Units sold/transferred	(1,204,513)	(1,482,502)	(2,230,989)	(3,921,486)

End of period	15,087,155	13,740,046	26,218,096	24,099,157

B-28	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Large-Cap Growth Fund Sub-Account		TIAA-CREF Large-Cap Growth Index Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(503,992)	$(1,186,260)	$3,533,527	$4,143,575

Net realized gain (loss)	191,183	32,131,858	60,117,910	79,631,595

Net change in unrealized appreciation (depreciation) on investments	(70,775,255)	1,139,630	(234,221,100)	45,078,702

Net increase (decrease) in net assets from operations	(71,088,064)	32,085,228	(170,569,663)	128,853,872

FROM CONTRACTOWNER TRANSACTIONS

Premiums	16,272,348	36,754,490	57,916,545	68,433,544

Net contractowner transfers	(2,726,445)	(4,669,283)	(142,349)	(15,305,050)

Withdrawals and death benefits	(30,423,152)	(43,879,925)	(74,073,026)	(82,913,237)

Net increase (decrease) in net assets resulting from contractowner transactions	(16,877,249)	(11,794,718)	(16,298,830)	(29,784,743)

Net increase (decrease) in net assets	(87,965,313)	20,290,510	(186,868,493)	99,069,129

NET ASSETS

Beginning of period	222,148,604	201,858,094	592,561,241	493,492,112

End of period	$134,183,291	$222,148,604	$405,692,748	$592,561,241

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,536,331	1,619,080	3,648,844	3,869,512

Units purchased	147,197	266,702	452,701	481,779

Units sold/transferred	(293,674)	(349,451)	(570,738)	(702,447)

End of period	1,389,854	1,536,331	3,530,807	3,648,844

	TIAA-CREF Large-Cap Value Fund Sub-Account		TIAA-CREF Large-Cap Value Index Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$5,480,646	$4,248,739	$13,566,760	$11,669,990

Net realized gain (loss)	22,188,501	41,712,368	22,351,999	18,036,334

Net change in unrealized appreciation (depreciation) on investments	(64,357,062)	55,651,471	(89,690,368)	102,820,335

Net increase (decrease) in net assets from operations	(36,687,915)	101,612,578	(53,771,609)	132,526,659

FROM CONTRACTOWNER TRANSACTIONS

Premiums	54,163,064	53,237,388	88,203,137	105,806,026

Net contractowner transfers	3,945,845	(1,337,626)	(8,872,917)	26,698,429

Withdrawals and death benefits	(58,387,053)	(60,678,972)	(80,095,095)	(71,959,075)

Net increase (decrease) in net assets resulting from contractowner transactions	(278,144)	(8,779,210)	(764,875)	60,545,380

Net increase (decrease) in net assets	(36,966,059)	92,833,368	(54,536,484)	193,072,039

NET ASSETS

Beginning of period	482,135,516	389,302,148	699,653,918	506,581,879

End of period	$445,169,457	$482,135,516	$645,117,434	$699,653,918

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,431,286	7,563,094	9,842,533	8,898,738

Units purchased	924,747	902,942	1,331,859	1,609,258

Units sold/transferred	(925,021)	(1,034,750)	(1,348,314)	(665,463)

End of period	7,431,012	7,431,286	9,826,078	9,842,533

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Lifecycle Retirement Income Fund Sub-Account		TIAA-CREF Lifecycle 2010 Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,204,933	$1,625,030	$3,360,989	$3,659,622

Net realized gain (loss)	954,397	3,799,401	1,033,418	10,182,343

Net change in unrealized appreciation (depreciation) on investments	(10,073,070)	(1,385,166)	(20,222,215)	(6,109,673)

Net increase (decrease) in net assets from operations	(7,913,740)	4,039,265	(15,827,808)	7,732,292

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,188,048	7,309,729	13,250,573	16,362,198

Net contractowner transfers	(355,228)	75,567	(351,826)	(3,207,045)

Annuity payments	(655,622)	(638,644)	—	—

Withdrawals and death benefits	(8,332,846)	(8,899,517)	(20,019,677)	(18,070,023)

Net increase (decrease) in net assets resulting from contractowner transactions	(5,155,648)	(2,152,865)	(7,120,930)	(4,914,870)

Net increase (decrease) in net assets	(13,069,388)	1,886,400	(22,948,738)	2,817,422

NET ASSETS

Beginning of period	62,610,179	60,723,779	125,384,191	122,566,769

End of period	$49,540,791	$62,610,179	$102,435,453	$125,384,191

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,050,310	1,090,994	2,250,647	2,341,463

Units purchased	89,210	143,491	268,133	300,852

Units sold/transferred	(195,216)	(184,175)	(411,474)	(391,668)

End of period	944,304	1,050,310	2,107,306	2,250,647

	TIAA-CREF Lifecycle 2015 Fund Sub-Account		TIAA-CREF Lifecycle 2020 Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$4,128,439	$5,481,246	$9,890,968	$14,106,006

Net realized gain (loss)	4,345,929	13,157,456	13,334,822	34,263,960

Net change in unrealized appreciation (depreciation) on investments	(33,094,706)	(5,221,828)	(88,714,820)	(11,520,256)

Net increase (decrease) in net assets from operations	(24,620,338)	13,416,874	(65,489,030)	36,849,710

FROM CONTRACTOWNER TRANSACTIONS

Premiums	12,556,103	19,499,479	32,610,131	62,726,801

Net contractowner transfers	(1,786,202)	(5,145,589)	(7,837,101)	(10,838,655)

Withdrawals and death benefits	(27,691,096)	(27,721,847)	(58,344,486)	(70,161,319)

Net increase (decrease) in net assets resulting from contractowner transactions	(16,921,195)	(13,367,957)	(33,571,456)	(18,273,173)

Net increase (decrease) in net assets	(41,541,533)	48,917	(99,060,486)	18,576,537

NET ASSETS

Beginning of period	190,115,856	190,066,939	484,103,322	465,526,785

End of period	$148,574,323	$190,115,856	$385,042,836	$484,103,322

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,347,884	3,588,578	8,300,402	8,627,973

Units purchased	251,065	355,545	634,480	1,113,275

Units sold/transferred	(584,320)	(596,239)	(1,269,559)	(1,440,846)

End of period	3,014,629	3,347,884	7,665,323	8,300,402

B-30	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2025 Fund Sub-Account		TIAA-CREF Lifecycle 2030 Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$13,344,694	$19,596,864	$13,052,949	$21,527,174

Net realized gain (loss)	23,134,845	48,235,218	31,595,606	54,264,530

Net change in unrealized appreciation (depreciation) on investments	(137,511,280)	(9,157,860)	(160,187,219)	(4,816,260)

Net increase (decrease) in net assets from operations	(101,031,741)	58,674,222	(115,538,664)	70,975,444

FROM CONTRACTOWNER TRANSACTIONS

Premiums	62,375,730	97,901,402	64,799,235	90,610,855

Net contractowner transfers	(6,067,517)	(10,698,083)	(11,245,317)	(8,115,492)

Withdrawals and death benefits	(77,593,352)	(71,194,656)	(53,265,558)	(56,041,240)

Net increase (decrease) in net assets resulting from contractowner transactions	(21,285,139)	16,008,663	288,360	26,454,123

Net increase (decrease) in net assets	(122,316,880)	74,682,885	(115,250,304)	97,429,567

NET ASSETS

Beginning of period	691,485,602	616,802,717	745,938,715	648,509,148

End of period	$569,168,722	$691,485,602	$630,688,411	$745,938,715

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	11,401,532	11,120,793	11,858,213	11,415,270

Units purchased	1,178,279	1,676,557	1,192,595	1,504,612

Units sold/transferred	(1,569,793)	(1,395,818)	(1,172,909)	(1,061,669)

End of period	11,010,018	11,401,532	11,877,899	11,858,213

	TIAA-CREF Lifecycle 2035 Fund Sub-Account		TIAA-CREF Lifecycle 2040 Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$12,145,683	$23,368,991	$12,077,377	$29,699,230

Net realized gain (loss)	39,182,526	63,691,243	54,186,854	84,155,515

Net change in unrealized appreciation (depreciation) on investments	(180,597,011)	(3,089,149)	(227,310,121)	(198,949)

Net increase (decrease) in net assets from operations	(129,268,802)	83,971,085	(161,045,890)	113,655,796

FROM CONTRACTOWNER TRANSACTIONS

Premiums	72,526,269	92,381,725	79,789,153	94,844,826

Net contractowner transfers	(6,321,917)	(9,260,613)	(11,386,445)	(9,161,376)

Withdrawals and death benefits	(49,780,107)	(54,560,522)	(49,366,372)	(66,081,588)

Net increase (decrease) in net assets resulting from contractowner transactions	16,424,245	28,560,590	19,036,336	19,601,862

Net increase (decrease) in net assets	(112,844,557)	112,531,675	(142,009,554)	133,257,658

NET ASSETS

Beginning of period	786,710,356	674,178,681	946,592,346	813,334,688

End of period	$673,865,799	$786,710,356	$804,582,792	$946,592,346

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	11,851,393	11,390,570	13,378,326	13,087,235

Units purchased	1,279,614	1,461,085	1,328,980	1,416,711

Units sold/transferred	(992,100)	(1,000,262)	(997,672)	(1,125,620)

End of period	12,138,907	11,851,393	13,709,634	13,378,326

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Lifecycle 2045 Fund Sub-Account		TIAA-CREF Lifecycle 2050 Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$7,287,520	$21,102,450	$5,985,013	$18,897,628

Net realized gain (loss)	43,811,057	63,857,884	38,556,533	52,430,107

Net change in unrealized appreciation (depreciation) on investments	(177,789,855)	7,146,421	(159,824,479)	13,899,876

Net increase (decrease) in net assets from operations	(126,691,278)	92,106,755	(115,282,933)	85,227,611

FROM CONTRACTOWNER TRANSACTIONS

Premiums	74,311,971	93,066,606	71,527,081	81,038,490

Net contractowner transfers	(6,777,518)	(5,962,870)	(6,404,444)	(6,038,215)

Withdrawals and death benefits	(40,079,530)	(50,558,363)	(42,506,035)	(48,140,397)

Net increase (decrease) in net assets resulting from contractowner transactions	27,454,923	36,545,373	22,616,602	26,859,878

Net increase (decrease) in net assets	(99,236,355)	128,652,128	(92,666,331)	112,087,489

NET ASSETS

Beginning of period	712,064,900	583,412,772	636,366,678	524,279,189

End of period	$612,828,545	$712,064,900	$543,700,347	$636,366,678

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	10,205,230	9,654,300	9,170,597	8,763,491

Units purchased	1,256,664	1,405,234	1,216,252	1,231,079

Units sold/transferred	(789,245)	(854,304)	(826,769)	(823,973)

End of period	10,672,649	10,205,230	9,560,080	9,170,597

	TIAA-CREF Lifecycle 2055 Fund Sub-Account		TIAA-CREF Lifecycle 2060 Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$2,255,824	$6,526,508	$771,189	$1,989,988

Net realized gain (loss)	12,865,179	14,520,346	4,030,336	3,312,897

Net change in unrealized appreciation (depreciation) on investments	(55,884,366)	6,769,497	(17,952,398)	2,570,973

Net increase (decrease) in net assets from operations	(40,763,363)	27,816,351	(13,150,873)	7,873,858

FROM CONTRACTOWNER TRANSACTIONS

Premiums	49,243,786	50,161,757	27,105,016	23,310,401

Net contractowner transfers	(2,625,554)	(2,280,088)	(298,204)	867,083

Withdrawals and death benefits	(18,940,824)	(18,424,180)	(7,807,805)	(6,516,279)

Net increase (decrease) in net assets resulting from contractowner transactions	27,677,408	29,457,489	18,999,007	17,661,205

Net increase (decrease) in net assets	(13,085,955)	57,273,840	5,848,134	25,535,063

NET ASSETS

Beginning of period	220,022,040	162,748,200	68,318,531	42,783,468

End of period	$206,936,085	$220,022,040	$74,166,665	$68,318,531

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,176,079	2,726,732	1,413,526	1,028,712

Units purchased	841,842	764,999	666,230	508,087

Units sold/transferred	(366,638)	(315,652)	(201,000)	(123,273)

End of period	3,651,283	3,176,079	1,878,756	1,413,526

B-32	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2065 Fund Sub-Account		TIAA-CREF Lifecycle Index 2030 Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022 (b)

FROM OPERATIONS

Net investment income (loss)	$13,970	$8,328	$53

Net realized gain (loss)	(48,378)	11,867	15

Net change in unrealized appreciation (depreciation) on investments	(73,219)	(11,434)	(70)

Net increase (decrease) in net assets from operations	(107,627)	8,761	(2)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	918,126	273,924	2,780

Net contractowner transfers	437,564	61,864	—

Withdrawals and death benefits	(554,687)	(70,695)	1

Net increase (decrease) in net assets resulting from contractowner transactions	801,003	265,093	2,781

Net increase (decrease) in net assets	693,376	273,854	2,779

NET ASSETS

Beginning of period	283,648	9,794	—

End of period	$977,024	$283,648	$2,779

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,520	344	—

Units purchased	33,306	8,560	108

Units sold/transferred	(6,087)	(384)	—

End of period	35,739	8,520	108

	TIAA-CREF Lifecycle Index 2035 Fund Sub-Account	TIAA-CREF Lifecycle Index 2040 Fund Sub-Account
	December 31, 2022 (c)	December 31, 2022 (d)

FROM OPERATIONS

Net investment income (loss)	$111	$51

Net realized gain (loss)	33	14

Net change in unrealized appreciation (depreciation) on investments	(102)	(55)

Net increase (decrease) in net assets from operations	42	10

FROM CONTRACTOWNER TRANSACTIONS

Premiums	6,183	2,972

Net increase (decrease) in net assets resulting from contractowner transactions	6,183	2,972

Net increase (decrease) in net assets	6,225	2,982

NET ASSETS

Beginning of period	—	—

End of period	$6,225	$2,982

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	—

Units purchased	239	112

Units sold/transferred	—	—

End of period	239	112

(b)	For the period July 5, 2022 (commencement of operations) to December 31, 2022.
(c)	For the period July 5, 2022 (commencement of operations) to December 31, 2022.
(d)	For the period July 5, 2022 (commencement of operations) to December 31, 2022.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Lifecycle Index 2045 Fund Sub-Account	TIAA-CREF Lifecycle Index 2055 Fund Sub-Account
	December 31, 2022 (e)	December 31, 2022 (f)

FROM OPERATIONS

Net investment income (loss)	$136	$15

Net realized gain (loss)	36	3

Net change in unrealized appreciation (depreciation) on investments	(93)	(15)

Net increase (decrease) in net assets from operations	79	3

FROM CONTRACTOWNER TRANSACTIONS

Premiums	8,085	1,063

Withdrawals and death benefits	1	(1)

Net increase (decrease) in net assets resulting from contractowner transactions	8,086	1,062

Net increase (decrease) in net assets	8,165	1,065

NET ASSETS

Beginning of period	—	—

End of period	$8,165	$1,065

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	—

Units purchased	301	39

Units sold/transferred	—	—

End of period	301	39

	TIAA-CREF Mid-Cap Growth Fund Sub-Account		TIAA-CREF Mid-Cap Value Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$207,968	$(1,215,219)	$6,200,000	$2,923,214

Net realized gain (loss)	(5,761,647)	51,203,954	32,970,150	46,325,850

Net change in unrealized appreciation (depreciation) on investments	(95,260,378)	(43,858,982)	(87,882,733)	64,657,756

Net increase (decrease) in net assets from operations	(100,814,057)	6,129,753	(48,712,583)	113,906,820

FROM CONTRACTOWNER TRANSACTIONS

Premiums	13,180,833	69,463,099	29,272,790	42,111,299

Net contractowner transfers	(12,024,677)	18,735,862	(7,206,389)	(8,335,820)

Withdrawals and death benefits	(33,438,559)	(45,472,417)	(49,187,314)	(56,154,645)

Net increase (decrease) in net assets resulting from contractowner transactions	(32,282,403)	42,726,544	(27,120,913)	(22,379,166)

Net increase (decrease) in net assets	(133,096,460)	48,856,297	(75,833,496)	91,527,654

NET ASSETS

Beginning of period	313,716,319	264,860,022	458,687,545	367,159,891

End of period	$180,619,859	$313,716,319	$382,854,049	$458,687,545

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,968,323	2,565,629	6,593,869	6,915,130

Units purchased	176,641	654,055	480,750	689,748

Units sold/transferred	(573,437)	(251,361)	(894,183)	(1,011,009)

End of period	2,571,527	2,968,323	6,180,436	6,593,869

(e)	For the period July 5, 2022 (commencement of operations) to December 31, 2022.
(f)	For the period November 7, 2022 (commencement of operations) to December 31, 2022.

B-34	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Money Market Fund Sub-Account		TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$679,477	$(95,033)	$1,242,633	$220,992

Net realized gain (loss)	—	—	13,888,098	52,815,088

Net change in unrealized appreciation (depreciation) on investments	—	—	(59,077,463)	736,446

Net increase (decrease) in net assets from operations	679,477	(95,033)	(43,946,732)	53,772,526

FROM CONTRACTOWNER TRANSACTIONS

Premiums	33,835,894	14,031,915	49,416,074	34,665,375

Net contractowner transfers	10,381,749	(4,523,589)	9,339,695	(293,301)

Withdrawals and death benefits	(26,991,791)	(21,338,154)	(29,457,004)	(38,248,754)

Net increase (decrease) in net assets resulting from contractowner transactions	17,225,852	(11,829,828)	29,298,765	(3,876,680)

Net increase (decrease) in net assets	17,905,329	(11,924,861)	(14,647,967)	49,895,846

NET ASSETS

Beginning of period	39,740,833	51,665,694	272,971,923	223,076,077

End of period	$57,646,162	$39,740,833	$258,323,956	$272,971,923

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,446,366	1,869,351	3,358,743	3,401,430

Units purchased	1,214,619	508,797	725,271	455,552

Units sold/transferred	(600,865)	(931,782)	(285,209)	(498,239)

End of period	2,060,120	1,446,366	3,798,805	3,358,743

	TIAA-CREF Real Estate Securities Fund Sub-Account		TIAA-CREF S&P 500 Index Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$6,127,912	$5,434,177	$11,110,107	$9,981,792

Net realized gain (loss)	21,204,398	16,253,172	25,057,573	57,453,221

Net change in unrealized appreciation (depreciation) on investments	(186,884,939)	128,837,146	(200,322,781)	144,461,982

Net increase (decrease) in net assets from operations	(159,552,629)	150,524,495	(164,155,101)	211,896,995

FROM CONTRACTOWNER TRANSACTIONS

Premiums	46,075,246	84,529,617	97,146,089	85,385,163

Net contractowner transfers	354,717	17,146,224	(9,392,631)	(31,569,846)

Withdrawals and death benefits	(65,195,369)	(58,260,510)	(91,423,277)	(129,425,794)

Net increase (decrease) in net assets resulting from contractowner transactions	(18,765,406)	43,415,331	(3,669,819)	(75,610,477)

Net increase (decrease) in net assets	(178,318,035)	193,939,826	(167,824,920)	136,286,518

NET ASSETS

Beginning of period	557,242,140	363,302,314	909,117,936	772,831,418

End of period	$378,924,105	$557,242,140	$741,293,016	$909,117,936

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,576,488	7,767,199	8,321,620	9,087,338

Units purchased	892,718	1,535,790	1,029,996	896,495

Units sold/transferred	(1,241,521)	(726,501)	(1,054,789)	(1,662,213)

End of period	8,227,685	8,576,488	8,296,827	8,321,620

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-35

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Short-Term Bond Fund Sub-Account		TIAA-CREF Small-Cap Blend Index Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,098,461	$728,474	$6,939,245	$6,264,156

Net realized gain (loss)	(168,206)	399,611	10,768,812	84,769,313

Net change in unrealized appreciation (depreciation) on investments	(2,479,032)	(1,104,046)	(171,354,101)	9,258,509

Net increase (decrease) in net assets from operations	(1,548,777)	24,039	(153,646,044)	100,291,978

FROM CONTRACTOWNER TRANSACTIONS

Premiums	3,970,979	9,028,707	52,518,482	119,936,812

Net contractowner transfers	2,408,933	(118,924)	(24,173,200)	(14,926,038)

Withdrawals and death benefits	(8,047,947)	(12,248,110)	(82,922,331)	(130,119,977)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,668,035)	(3,338,327)	(54,577,049)	(25,109,203)

Net increase (decrease) in net assets	(3,216,812)	(3,314,288)	(208,223,093)	75,182,775

NET ASSETS

Beginning of period	51,461,019	54,775,307	766,903,525	691,720,750

End of period	$48,244,207	$51,461,019	$558,680,432	$766,903,525

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,424,617	1,517,537	9,230,799	9,543,002

Units purchased	112,511	248,985	746,334	1,449,924

Units sold/transferred	(159,674)	(341,905)	(1,534,290)	(1,762,127)

End of period	1,377,454	1,424,617	8,442,843	9,230,799

	TIAA-CREF Social Choice Equity Fund Sub-Account		TIAA-CREF Social Choice International Equity Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021 (g)

FROM OPERATIONS

Net investment income (loss)	$3,414,804	$3,049,621	$2,138,084	$521,642

Net realized gain (loss)	22,937,634	55,490,469	(174,169)	177,137

Net change in unrealized appreciation (depreciation) on investments	(97,202,095)	32,527,555	(6,720,431)	(157,409)

Net increase (decrease) in net assets from operations	(70,849,657)	91,067,645	(4,756,516)	541,370

FROM CONTRACTOWNER TRANSACTIONS

Premiums	31,651,853	30,141,572	39,429,354	10,900,988

Net contractowner transfers	(22,313,155)	(25,918,532)	43,166,351	14,980,168

Withdrawals and death benefits	(48,406,397)	(63,661,606)	(5,638,347)	(1,070,990)

Net increase (decrease) in net assets resulting from contractowner transactions	(39,067,699)	(59,438,566)	76,957,358	24,810,166

Net increase (decrease) in net assets	(109,917,356)	31,629,079	72,200,842	25,351,536

NET ASSETS

Beginning of period	400,434,674	368,805,595	25,351,536	—

End of period	$290,517,318	$400,434,674	$97,552,378	$25,351,536

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,928,001	4,553,684	782,189	—

Units purchased	374,329	330,375	1,473,858	342,444

Units sold/transferred	(798,601)	(956,058)	1,279,483	439,745

End of period	3,503,729	3,928,001	3,535,530	782,189

(g)	For the period May 10, 2021 (commencement of operations) to December 31, 2021.

B-36	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Social Choice Low Carbon Equity Fund Sub-Account		American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account
	December 31, 2022	December 31, 2021 (h)	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$339,134	$201,006	$(10,041)	$(11,035)

Net realized gain (loss)	(712,609)	1,458,757	930,915	3,200,301

Net change in unrealized appreciation (depreciation) on investments	(5,814,739)	666,970	(4,064,971)	(1,066,688)

Net increase (decrease) in net assets from operations	(6,188,214)	2,326,733	(3,144,097)	2,122,578

FROM CONTRACTOWNER TRANSACTIONS

Premiums	10,026,678	13,359,873	3,141,729	2,255,844

Net contractowner transfers	5,323,900	13,755,318	(1,381,937)	(1,470,961)

Withdrawals and death benefits	(6,057,772)	(2,575,518)	(1,551,100)	(1,849,569)

Net increase (decrease) in net assets resulting from contractowner transactions	9,292,806	24,539,673	208,692	(1,064,686)

Net increase (decrease) in net assets	3,104,592	26,866,406	(2,935,405)	1,057,892

NET ASSETS

Beginning of period	26,866,406	—	11,594,525	10,536,633

End of period	$29,970,998	$26,866,406	$8,659,120	$11,594,525

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	751,984	—	179,399	198,530

Units purchased	335,382	397,682	56,160	38,384

Units sold/transferred	(60,844)	354,302	(56,332)	(57,515)

End of period	1,026,522	751,984	179,227	179,399

	American Century Mid Cap Value Fund (R6 Class) Sub-Account		American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
	December 31, 2022	December 31, 2021 (i)	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$388,722	$64,907	$4,345,527	$8,284,162

Net realized gain (loss)	2,115,014	979,242	8,550,576	53,367,029

Net change in unrealized appreciation (depreciation) on investments	(2,292,023)	(687,600)	(127,245,794)	(47,322,149)

Net increase (decrease) in net assets from operations	211,713	356,549	(114,349,691)	14,329,042

FROM CONTRACTOWNER TRANSACTIONS

Premiums	14,596,283	4,213,141	26,323,980	66,474,543

Net contractowner transfers	12,150,381	4,477,291	(40,217,733)	2,847,287

Withdrawals and death benefits	(3,885,124)	(943,394)	(57,199,248)	(64,081,776)

Net increase (decrease) in net assets resulting from contractowner transactions	22,861,540	7,747,038	(71,093,001)	5,240,054

Net increase (decrease) in net assets	23,073,253	8,103,587	(185,442,692)	19,569,096

NET ASSETS

Beginning of period	8,103,587	—	510,033,512	490,464,416

End of period	$31,176,840	$8,103,587	$324,590,820	$510,033,512

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	225,168	—	8,592,702	8,487,685

Units purchased	418,177	122,980	555,787	1,104,840

Units sold/transferred	233,726	102,188	(2,060,252)	(999,823)

End of period	877,071	225,168	7,088,237	8,592,702

(h)	For the period May 10, 2021 (commencement of operations) to December 31, 2021.
(i)	For the period May 7, 2021 (commencement of operations) to December 31, 2021.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-37

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	American Funds New Perspective Fund (Class R-6) Sub-Account		American Funds Washington Mutual Investors (Class R-6) Sub-Account
	December 31, 2022	December 31, 2021 (j)	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$193	$161	$4,080,512	$3,560,894

Net realized gain (loss)	190	2,292	14,367,479	20,739,511

Net change in unrealized appreciation (depreciation) on investments	(10,247)	(321)	(35,704,204)	28,972,810

Net increase (decrease) in net assets from operations	(9,864)	2,132	(17,256,213)	53,273,215

FROM CONTRACTOWNER TRANSACTIONS

Premiums	6,392	28,988	18,320,076	8,304,573

Net contractowner transfers	7,213	5,993	3,116,080	(14,110,552)

Withdrawals and death benefits	(2,468)	—	(25,842,856)	(29,773,980)

Net increase (decrease) in net assets resulting from contractowner transactions	11,137	34,981	(4,406,700)	(35,579,959)

Net increase (decrease) in net assets	1,273	37,113	(21,662,913)	17,693,256

NET ASSETS

Beginning of period	37,113	—	221,018,125	203,324,869

End of period	$38,386	$37,113	$199,355,212	$221,018,125

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,095	—	2,319,984	2,747,295

Units purchased	233	868	211,274	99,087

Units sold/transferred	206	227	(248,848)	(526,398)

End of period	1,534	1,095	2,282,410	2,319,984

	Ariel Appreciation Fund (Institutional Class) Sub-Account		Champlain Mid Cap Fund (Institutional Shares) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$4,314	$3,760	$(40,982)	$(47,636)

Net realized gain (loss)	41,228	81,119	1,981,128	6,982,895

Net change in unrealized appreciation (depreciation) on investments	(119,124)	50,534	(14,255,521)	2,753,972

Net increase (decrease) in net assets from operations	(73,582)	135,413	(12,315,375)	9,689,231

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,925	567	6,366,710	4,623,582

Net contractowner transfers	(10,872)	(27,766)	(1,517,640)	(3,020,687)

Withdrawals and death benefits	(22,930)	(65,191)	(5,977,701)	(5,367,215)

Net increase (decrease) in net assets resulting from contractowner transactions	(28,877)	(92,390)	(1,128,631)	(3,764,320)

Net increase (decrease) in net assets	(102,459)	43,023	(13,444,006)	5,924,911

NET ASSETS

Beginning of period	597,637	554,614	47,518,446	41,593,535

End of period	$495,178	$597,637	$34,074,440	$47,518,446

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	14,096	16,494	742,453	809,909

Units purchased	147	15	129,871	80,981

Units sold/transferred	(919)	(2,413)	(148,342)	(148,437)

End of period	13,324	14,096	723,982	742,453

(j)	For the period October 7, 2021 (commencement of operations) to December 31, 2021.

B-38	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Delaware Emerging Markets Fund (Class R6) Sub-Account		Delaware Small Cap Value Fund (Class R6) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021 (k)

FROM OPERATIONS

Net investment income (loss)	$1,259,602	$3,018,229	$16,315	$11,019

Net realized gain (loss)	(909,728)	1,393,415	(92,746)	(2,603)

Net change in unrealized appreciation (depreciation) on investments	(27,906,530)	(6,834,421)	(161,987)	11,165

Net increase (decrease) in net assets from operations	(27,556,656)	(2,422,777)	(238,418)	19,581

FROM CONTRACTOWNER TRANSACTIONS

Premiums	13,091,342	22,359,792	1,525,593	1,053,109

Net contractowner transfers	238,818	18,309,598	(110,981)	1,153,353

Withdrawals and death benefits	(8,809,104)	(6,584,770)	(1,417,174)	(378,588)

Net increase (decrease) in net assets resulting from contractowner transactions	4,521,056	34,084,620	(2,562)	1,827,874

Net increase (decrease) in net assets	(23,035,600)	31,661,843	(240,980)	1,847,455

NET ASSETS

Beginning of period	90,993,702	59,331,859	1,847,455	—

End of period	$67,958,102	$90,993,702	$1,606,475	$1,847,455

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,978,349	1,262,997	42,290	—

Units purchased	366,454	471,945	38,867	25,487

Units sold/transferred	(273,293)	243,407	(39,301)	16,803

End of period	2,071,510	1,978,349	41,856	42,290

	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account		Dodge & Cox International Stock Fund Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$2,613,785	$2,178,914	$1,184,558	$1,471,113

Net realized gain (loss)	1,760,641	10,580,322	1,486,736	278,893

Net change in unrealized appreciation (depreciation) on investments	(20,341,128)	(9,568,770)	(7,140,061)	3,353,677

Net increase (decrease) in net assets from operations	(15,966,702)	3,190,466	(4,468,767)	5,103,683

FROM CONTRACTOWNER TRANSACTIONS

Premiums	5,011,484	5,010,724	5,907,987	8,341,511

Net contractowner transfers	(160,697)	(6,741,263)	59,479	8,768,719

Withdrawals and death benefits	(10,132,999)	(16,076,539)	(6,910,415)	(5,882,638)

Net increase (decrease) in net assets resulting from contractowner transactions	(5,282,212)	(17,807,078)	(942,949)	11,227,592

Net increase (decrease) in net assets	(21,248,914)	(14,616,612)	(5,411,716)	16,331,275

NET ASSETS

Beginning of period	96,787,138	111,403,750	63,637,511	47,306,236

End of period	$75,538,224	$96,787,138	$58,225,795	$63,637,511

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,925,511	3,447,851	1,605,052	1,323,212

Units purchased	181,526	146,468	160,746	212,680

Units sold/transferred	(353,511)	(668,808)	(188,343)	69,160

End of period	2,753,526	2,925,511	1,577,455	1,605,052

(k)	For the period May 10, 2021 (commencement of operations) to December 31, 2021.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-39

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	iShares Russell Mid-Cap Index Fund (Class K) Sub-Account
	December 31, 2022	December 31, 2021 (m)

FROM OPERATIONS

Net investment income (loss)	$151	$32

Net realized gain (loss)	155	478

Net change in unrealized appreciation (depreciation) on investments	(3,358)	183

Net increase (decrease) in net assets from operations	(3,052)	693

FROM CONTRACTOWNER TRANSACTIONS

Premiums	2,155	13,063

Net contractowner transfers	1,803	2,713

Withdrawals and death benefits	(615)	—

Net increase (decrease) in net assets resulting from contractowner transactions	3,343	15,776

Net increase (decrease) in net assets	291	16,469

NET ASSETS

Beginning of period	16,469	—

End of period	$16,760	$16,469

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	457	—

Units purchased	68	367

Units sold/transferred	41	90

End of period	566	457

	JPMorgan Equity Income Fund (Class R6) Sub-Account		JPMorgan Large Cap Growth Fund (Class R6) Sub-Account
	December 31, 2022	December 31, 2021 (n)	December 31, 2022 (o)

FROM OPERATIONS

Net investment income (loss)	$275	$50	$50,660

Net realized gain (loss)	333	299	321,299

Net change in unrealized appreciation (depreciation) on investments	(853)	676	(706,144)

Net increase (decrease) in net assets from operations	(245)	1,025	(334,185)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	2,991	12,993	7,667,114

Net contractowner transfers	6,010	2,695	5,405,368

Withdrawals and death benefits	(1,282)	—	(2,112,921)

Net increase (decrease) in net assets resulting from contractowner transactions	7,719	15,688	10,959,561

Net increase (decrease) in net assets	7,474	16,713	10,625,376

NET ASSETS

Beginning of period	16,713	—	—

End of period	$24,187	$16,713	$10,625,376

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	477	—	—

Units purchased	88	381	322,092

Units sold/transferred	142	96	133,358

End of period	707	477	455,450

(m)	For the period October 7, 2021 (commencement of operations) to December 31, 2021.
(n)	For the period October 7, 2021 (commencement of operations) to December 31, 2021.
(o)	For the period June 13, 2022 (commencement of operations) to December 31, 2022.

B-40	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	JP Morgan Small Cap Value Fund (Class R-6) Sub-Account		Lazard International Equity Portfolio (R6 Shares) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$265,716	$133,244	$436,309	$1,797,956

Net realized gain (loss)	1,945,106	4,556,826	757,626	4,555,601

Net change in unrealized appreciation (depreciation) on investments	(5,652,435)	1,806,988	(6,934,901)	(4,340,655)

Net increase (decrease) in net assets from operations	(3,441,613)	6,497,058	(5,740,966)	2,012,902

FROM CONTRACTOWNER TRANSACTIONS

Premiums	5,144,232	3,881,112	2,199,260	5,628,097

Net contractowner transfers	948,100	(2,383,068)	(5,421,251)	(8,194)

Withdrawals and death benefits	(2,454,879)	(3,518,261)	(2,049,933)	(1,806,678)

Net increase (decrease) in net assets resulting from contractowner transactions	3,637,453	(2,020,217)	(5,271,924)	3,813,225

Net increase (decrease) in net assets	195,840	4,476,841	(11,012,890)	5,826,127

NET ASSETS

Beginning of period	24,518,335	20,041,494	36,026,755	30,200,628

End of period	$24,714,175	$24,518,335	$25,013,865	$36,026,755

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	629,589	683,728	954,706	847,646

Units purchased	147,550	105,501	63,059	149,854

Units sold/transferred	(45,056)	(159,640)	(238,747)	(42,794)

End of period	732,083	629,589	779,018	954,706

	Lord Abbett High Yield Fund (Class R6) Sub-Account		MFS International Diversification Fund (Class R6) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022 (p)

FROM OPERATIONS

Net investment income (loss)	$1,947,784	$1,594,705	$139,870

Net realized gain (loss)	(818,533)	51,884	42,636

Net change in unrealized appreciation (depreciation) on investments	(6,166,309)	235,752	664,453

Net increase (decrease) in net assets from operations	(5,037,058)	1,882,341	846,959

FROM CONTRACTOWNER TRANSACTIONS

Premiums	6,198,365	4,937,964	8,867,250

Net contractowner transfers	2,613,869	1,306,826	9,681,906

Withdrawals and death benefits	(7,362,018)	(2,482,422)	(197,270)

Net increase (decrease) in net assets resulting from contractowner transactions	1,450,216	3,762,368	18,351,886

Net increase (decrease) in net assets	(3,586,842)	5,644,709	19,198,845

NET ASSETS

Beginning of period	35,592,706	29,947,997	—

End of period	$32,005,864	$35,592,706	$19,198,845

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,055,684	942,870	—

Units purchased	205,193	149,512	368,768

Units sold/transferred	(163,530)	(36,698)	392,427

End of period	1,097,347	1,055,684	761,195

(p)	For the period June 13, 2022 (commencement of operations) to December 31, 2022.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-41

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	MFS Mid Cap Growth Fund (Class R6) Sub-Account		MFS Mid Cap Value Fund (Class R6) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(25,848)	$(19,176)	$979,123	$685,943

Net realized gain (loss)	(434,920)	1,252,415	3,612,036	5,395,030

Net change in unrealized appreciation (depreciation) on investments	(8,214,234)	1,393,884	(10,274,638)	9,691,594

Net increase (decrease) in net assets from operations	(8,675,002)	2,627,123	(5,683,479)	15,772,567

FROM CONTRACTOWNER TRANSACTIONS

Premiums	9,346,136	9,965,786	12,672,306	7,171,064

Net contractowner transfers	3,327,813	8,353,501	(659,311)	(4,601,749)

Withdrawals and death benefits	(5,857,652)	(4,045,380)	(5,223,177)	(6,064,069)

Net increase (decrease) in net assets resulting from contractowner transactions	6,816,297	14,273,907	6,789,818	(3,494,754)

Net increase (decrease) in net assets	(1,858,705)	16,901,030	1,106,339	12,277,813

NET ASSETS

Beginning of period	28,713,023	11,811,993	64,419,528	52,141,715

End of period	$26,854,318	$28,713,023	$65,525,867	$64,419,528

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	884,403	414,961	1,407,000	1,489,618

Units purchased	380,102	327,979	303,130	175,511

Units sold/transferred	(109,807)	141,463	(140,054)	(258,129)

End of period	1,154,698	884,403	1,570,076	1,407,000

	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account		Parnassus Core Equity Fund (Institutional Class) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022 (q)

FROM OPERATIONS

Net investment income (loss)	$(11,156)	$(15,154)	$—

Net realized gain (loss)	455,209	2,534,648	1

Net change in unrealized appreciation (depreciation) on investments	(3,862,904)	(815,146)	8

Net increase (decrease) in net assets from operations	(3,418,851)	1,704,348	9

FROM CONTRACTOWNER TRANSACTIONS

Premiums	2,781,582	1,834,453	16,003

Net contractowner transfers	(512,602)	(1,935,431)	7,033

Withdrawals and death benefits	(2,274,271)	(2,266,072)	—

Net increase (decrease) in net assets resulting from contractowner transactions	(5,291)	(2,367,050)	23,036

Net increase (decrease) in net assets	(3,424,142)	(662,702)	23,045

NET ASSETS

Beginning of period	14,135,249	14,797,951	—

End of period	$10,711,107	$14,135,249	$23,045

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	240,557	282,422	—

Units purchased	59,257	32,508	679

Units sold/transferred	(58,419)	(74,373)	300

End of period	241,395	240,557	979

(q)	For the period December 21, 2022 (commencement of operations) to December 31, 2022.

B-42	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account		Parnassus Value Equity (Institutional Class) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022 (r)

FROM OPERATIONS

Net investment income (loss)	$(1,010)	$18,282	$371

Net realized gain (loss)	(45,186)	204,999	1

Net change in unrealized appreciation (depreciation) on investments	(428,751)	(91,517)	(18)

Net increase (decrease) in net assets from operations	(474,947)	131,764	354

FROM CONTRACTOWNER TRANSACTIONS

Premiums	602,729	261,955	132,362

Net contractowner transfers	(129,664)	(416,614)	22,600

Withdrawals and death benefits	(604,439)	(320,990)	(144)

Net increase (decrease) in net assets resulting from contractowner transactions	(131,374)	(475,649)	154,818

Net increase (decrease) in net assets	(606,321)	(343,885)	155,172

NET ASSETS

Beginning of period	1,404,734	1,748,619	—

End of period	$798,413	$1,404,734	$155,172

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	28,273	38,501	—

Units purchased	15,142	5,430	5,384

Units sold/transferred	(19,245)	(15,658)	923

End of period	24,170	28,273	6,307

	PGIM Total Return Bond Fund (Class R6) Sub-Account	Templeton Global Bond Fund (Class R6) Sub-Account
	December 31, 2022 (s)	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,612	$597,908	$892,941

Net realized gain (loss)	—	(1,337,375)	(1,175,715)

Net change in unrealized appreciation (depreciation) on investments	(4,231)	(16,727)	(539,309)

Net increase (decrease) in net assets from operations	(2,619)	(756,194)	(822,083)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	160,794	43,581	446,822

Net contractowner transfers	197,874	(1,856,051)	(2,334,115)

Withdrawals and death benefits	(10)	(1,626,889)	(2,205,115)

Net increase (decrease) in net assets resulting from contractowner transactions	358,658	(3,439,359)	(4,092,408)

Net increase (decrease) in net assets	356,039	(4,195,553)	(4,914,491)

NET ASSETS

Beginning of period	—	13,891,839	18,806,330

End of period	$356,039	$9,696,286	$13,891,839

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	555,303	715,959

Units purchased	7,412	1,938	17,293

Units sold/transferred	9,179	(145,141)	(177,949)

End of period	16,591	412,100	555,303

(r)	For the period December 19, 2022 (commencement of operations) to December 31, 2022.
(s)	For the period December 19, 2022 (commencement of operations) to December 31, 2022.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-43

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account		T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(314,809)	$(429,616)	$(22,895)	$(26,042)

Net realized gain (loss)	25,573,602	31,849,462	283,953	4,563,936

Net change in unrealized appreciation (depreciation) on investments	(161,855,018)	44,697,600	(6,569,800)	(1,890,781)

Net increase (decrease) in net assets from operations	(136,596,225)	76,117,446	(6,308,742)	2,647,113

FROM CONTRACTOWNER TRANSACTIONS

Premiums	26,204,205	75,353,192	4,735,476	3,229,410

Net contractowner transfers	(24,339,328)	(1,096,713)	102,339	(1,652,554)

Withdrawals and death benefits	(44,149,359)	(64,270,551)	(1,650,854)	(2,315,627)

Net increase (decrease) in net assets resulting from contractowner transactions	(42,284,482)	9,985,928	3,186,961	(738,771)

Net increase (decrease) in net assets	(178,880,707)	86,103,374	(3,121,781)	1,908,342

NET ASSETS

Beginning of period	408,072,751	321,969,377	26,263,491	24,355,149

End of period	$229,192,044	$408,072,751	$23,141,710	$26,263,491

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,259,398	2,194,071	497,756	514,118

Units purchased	194,960	453,043	111,869	63,608

Units sold/transferred	(494,039)	(387,716)	(44,469)	(79,970)

End of period	1,960,319	2,259,398	565,156	497,756

	Vanguard 500 Index Fund (Admiral Shares) Sub-Account		Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
	December 31, 2022‡	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,898,478	$3,268,809	$1,446,214	$1,313,540

Net realized gain (loss)	57,902,739	5,906,209	516,762	1,734,482

Net change in unrealized appreciation (depreciation) on investments	(96,063,085)	52,497,366	(10,822,058)	(2,125,164)

Net increase (decrease) in net assets from operations	(36,261,868)	61,672,384	(8,859,082)	922,858

FROM CONTRACTOWNER TRANSACTIONS

Premiums	38,241,241	58,546,093	1,794,926	2,332,782

Net contractowner transfers	(290,314,989)	28,054,886	(2,116,944)	(5,032,527)

Withdrawals and death benefits	(27,674,024)	(26,911,818)	(4,667,628)	(9,105,410)

Net increase (decrease) in net assets resulting from contractowner transactions	(279,747,772)	59,689,161	(4,989,646)	(11,805,155)

Net increase (decrease) in net assets	(316,009,640)	121,361,545	(13,848,728)	(10,882,297)

NET ASSETS

Beginning of period	316,009,640	194,648,095	51,859,309	62,741,606

End of period	$—	$316,009,640	$38,010,581	$51,859,309

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,330,005	4,220,109	1,613,547	1,966,000

Units purchased	405,454	1,094,196	66,390	71,264

Units sold/transferred	(5,735,459)	15,700	(239,359)	(423,717)

End of period	—	5,330,005	1,440,578	1,613,547

‡	merged into Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account on August 22, 2022.

B-44	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Equity Income Fund (Admiral Shares) Sub-Account		Vanguard Explorer Fund (Admiral Shares) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$7,087,408	$3,616,533	$956,408	$619,417

Net realized gain (loss)	16,494,748	10,101,808	10,651,765	49,226,859

Net change in unrealized appreciation (depreciation) on investments	(21,853,977)	16,930,381	(83,031,599)	(9,132,988)

Net increase (decrease) in net assets from operations	1,728,179	30,648,722	(71,423,426)	40,713,288

FROM CONTRACTOWNER TRANSACTIONS

Premiums	73,321,676	36,298,140	39,229,440	29,723,215

Net contractowner transfers	55,477,327	31,410,277	21,611,402	4,258,919

Withdrawals and death benefits	(26,863,674)	(10,881,671)	(32,991,939)	(36,623,084)

Net increase (decrease) in net assets resulting from contractowner transactions	101,935,329	56,826,746	27,848,903	(2,640,950)

Net increase (decrease) in net assets	103,663,508	87,475,468	(43,574,523)	38,072,338

NET ASSETS

Beginning of period	192,086,925	104,611,457	299,480,048	261,407,710

End of period	$295,750,433	$192,086,925	$255,905,525	$299,480,048

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,142,091	2,830,602	3,096,833	3,142,250

Units purchased	1,626,513	847,144	505,157	320,582

Units sold/transferred	617,173	464,345	(153,375)	(365,999)

End of period	6,385,777	4,142,091	3,448,615	3,096,833

	Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account		Vanguard FTSE Social Index Fund (Admiral Shares) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021 (t)

FROM OPERATIONS

Net investment income (loss)	$1,203,451	$1,360,525	$24,223	$8,551

Net realized gain (loss)	(12,087,829)	3,944,246	(24,130)	4,457

Net change in unrealized appreciation (depreciation) on investments	(28,743,849)	6,064,901	(554,297)	127,009

Net increase (decrease) in net assets from operations	(39,628,227)	11,369,672	(554,204)	140,017

FROM CONTRACTOWNER TRANSACTIONS

Premiums	20,001,482	32,357,331	611,860	1,045,072

Net contractowner transfers	3,426,592	21,617,132	361,577	882,998

Withdrawals and death benefits	(11,337,867)	(9,996,973)	(314,230)	(54,811)

Net increase (decrease) in net assets resulting from contractowner transactions	12,090,207	43,977,490	659,207	1,873,259

Net increase (decrease) in net assets	(27,538,020)	55,347,162	105,003	2,013,276

NET ASSETS

Beginning of period	143,839,095	88,491,933	2,013,276	—

End of period	$116,301,075	$143,839,095	$2,118,279	$2,013,276

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,766,995	1,912,547	56,652	—

Units purchased	486,063	621,291	21,232	31,260

Units sold/transferred	(207,928)	233,157	854	25,392

End of period	3,045,130	2,766,995	78,738	56,652

(t)	For the period May 10, 2021 (commencement of operations) to December 31, 2021.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-45

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
	December 31, 2022 (u)	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$2,721,119	$273,798	$166,135

Net realized gain (loss)	3,185,004	(320,181)	267,294

Net change in unrealized appreciation (depreciation) on investments	(29,682,132)	(1,693,484)	(916,787)

Net increase (decrease) in net assets from operations	(23,776,009)	(1,739,867)	(483,358)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	35,695,003	1,141,362	2,463,879

Net contractowner transfers	317,710,925	(67,542)	(1,708,707)

Withdrawals and death benefits	(9,092,696)	(2,483,220)	(4,688,344)

Net increase (decrease) in net assets resulting from contractowner transactions	344,313,232	(1,409,400)	(3,933,172)

Net increase (decrease) in net assets	320,537,223	(3,149,267)	(4,416,530)

NET ASSETS

Beginning of period	—	17,037,718	21,454,248

End of period	$320,537,223	$13,888,451	$17,037,718

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	517,298	635,836

Units purchased	1,211,828	37,655	74,308

Units sold/transferred	9,723,094	(83,787)	(192,846)

End of period	10,934,922	471,166	517,298

	Vanguard Selected Value Fund (Investor Shares) Sub-Account		Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$2,268,565	$1,999,671	$5,199,019	$5,711,718

Net realized gain (loss)	17,545,904	12,374,447	18,689,162	13,842,918

Net change in unrealized appreciation (depreciation) on investments	(33,862,904)	26,068,084	(54,912,632)	58,176,495

Net increase (decrease) in net assets from operations	(14,048,435)	40,442,202	(31,024,451)	77,731,131

FROM CONTRACTOWNER TRANSACTIONS

Premiums	18,182,389	20,743,962	12,928,517	31,475,968

Net contractowner transfers	(6,812,942)	2,087,821	(21,245,925)	(6,013,884)

Withdrawals and death benefits	(24,472,631)	(27,680,660)	(40,745,056)	(43,038,867)

Net increase (decrease) in net assets resulting from contractowner transactions	(13,103,184)	(4,848,877)	(49,062,464)	(17,576,783)

Net increase (decrease) in net assets	(27,151,619)	35,593,325	(80,086,915)	60,154,348

NET ASSETS

Beginning of period	184,100,134	148,506,809	339,992,419	279,838,071

End of period	$156,948,515	$184,100,134	$259,905,504	$339,992,419

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,471,580	2,544,177	4,507,353	4,745,850

Units purchased	264,356	300,020	186,772	446,821

Units sold/transferred	(457,024)	(372,617)	(889,973)	(685,318)

End of period	2,278,912	2,471,580	3,804,152	4,507,353

(u)	For the period June 13, 2022 (commencement of operations) to December 31, 2022.

B-46	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account		Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021 (v)

FROM OPERATIONS

Net investment income (loss)	$1,953,638	$1,438,168	$283,658	$633,397

Net realized gain (loss)	(58,312)	756,415	(4,431,252)	170,065

Net change in unrealized appreciation (depreciation) on investments	(14,090,412)	(3,613,349)	822,590	(947,281)

Net increase (decrease) in net assets from operations	(12,195,086)	(1,418,766)	(3,325,004)	(143,819)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	14,555,111	17,372,297	2,783,659	10,581,130

Net contractowner transfers	7,195,051	7,976,323	(1,956,910)	17,210,366

Withdrawals and death benefits	(14,101,677)	(10,416,581)	(4,583,630)	(994,956)

Net increase (decrease) in net assets resulting from contractowner transactions	7,648,485	14,932,039	(3,756,881)	26,796,540

Net increase (decrease) in net assets	(4,546,601)	13,513,273	(7,081,885)	26,652,721

NET ASSETS

Beginning of period	91,247,752	77,734,479	26,652,721	—

End of period	$86,701,151	$91,247,752	$19,570,836	$26,652,721

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,061,820	2,562,446	1,081,408	—

Units purchased	560,000	610,643	122,944	426,886

Units sold/transferred	(268,993)	(111,269)	(291,445)	654,522

End of period	3,352,827	3,061,820	912,907	1,081,408

	Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account
	December 31, 2022 (w)	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$2,327	$7,685,705	$7,311,412

Net realized gain (loss)	—	23,699,386	41,804,209

Net change in unrealized appreciation (depreciation) on investments	—	(94,921,164)	26,685,056

Net increase (decrease) in net assets from operations	2,327	(63,536,073)	75,800,677

FROM CONTRACTOWNER TRANSACTIONS

Premiums	2,084,698	32,793,054	22,728,633

Net contractowner transfers	448,540	1,298,524	(25,796,938)

Withdrawals and death benefits	(122)	(52,746,532)	(61,189,966)

Net increase (decrease) in net assets resulting from contractowner transactions	2,533,116	(18,654,954)	(64,258,271)

Net increase (decrease) in net assets	2,535,443	(82,191,027)	11,542,406

NET ASSETS

Beginning of period	—	447,598,750	436,056,344

End of period	$2,535,443	$365,407,723	$447,598,750

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	6,340,138	7,348,765

Units purchased	82,322	530,852	353,046

Units sold/transferred	17,706	(827,469)	(1,361,673)

End of period	100,028	6,043,521	6,340,138

(v)	For the period May 10, 2021 (commencement of operations) to December 31, 2021.
(w)	For the period December 19, 2022 (commencement of operations) to December 31, 2022.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-47

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended	concluded

	Western Asset Core Plus Bond Fund (Class IS) Sub-Account
	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$8,526,406	$7,440,504

Net realized gain (loss)	(4,646,517)	2,437,996

Net change in unrealized appreciation (depreciation) on investments	(64,082,754)	(14,550,917)

Net increase (decrease) in net assets from operations	(60,202,865)	(4,672,417)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	36,765,353	57,790,585

Net contractowner transfers	7,607,706	42,446,034

Withdrawals and death benefits	(42,288,788)	(35,481,913)

Net increase (decrease) in net assets resulting from contractowner transactions	2,084,271	64,754,706

Net increase (decrease) in net assets	(58,118,594)	60,082,289

NET ASSETS

Beginning of period	309,826,999	249,744,710

End of period	$251,708,405	$309,826,999

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,822,718	4,600,623

Units purchased	805,448	1,087,107

Units sold/transferred	(788,765)	134,988

End of period	5,839,401	5,822,718

B-48	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

Notes to financial statements

TIAA Separate Account VA-3

Note 1—organization and significant accounting policies

TIAA Separate Account VA-3 (the “Separate Account”) was established on May 17, 2006 as a separate investment account of Teachers Insurance and Annuity Association of America (“TIAA”) under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the Securities and Exchange Commission (“Commission”) as an investment company under the Investment Company Act of 1940, as amended, and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable annuity contracts in retirement plans. The Separate Account consists of 87 investment accounts (“Sub-Accounts”). The Separate Account invests in Institutional Class shares of certain TIAA-CREF Funds and institutional or other share classes of certain non-TIAA-CREF Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on invested performance, Sub-Account expenses and mortality experience.

Net assets allocated to contracts in the payout period are computed according to the Mixed Gender 2012 IAR Mortality Table with 0.5 year setbacks. The 2012 IAR Mortality Table is used without setback for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after January 1, 2015. The mortality risk is fully borne by TIAA and may result in additional amounts being transferred into the variable annuity account by TIAA Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA.

Participants in any Sub-Account can annuitize by transferring their assets to the TIAA-CREF Lifecycle Retirement Income Sub-Account (current investors can directly annuitize from this investment account) or into the TIAA Traditional Annuity, TIAA Real Estate Account, or one of the College Retirement Equities Fund accounts.

Effective June 14, 2022, the following share class has changed:

Current Fund	New Fund

Vanguard Extended Market Index Fund (Institutional Shares)	Vanguard Extended Market Index Fund (Institutional Plus Shares)

Effective October 25, 2022, the following share class has changed:

Current Fund	New Fund

Vanguard Total International Bond Index (Admiral Class)	Vanguard Total International Bond Index (Institutional Class)

Effective May 1, 2022, the following Fund names have changed:

Current Fund	New Fund

VY Clarion Global Real Estate Portfolio—Class I	VY CBRE Global Real Estate Portfolio-Class I

Effective December 30, 2022, the following Fund names have changed:

Current Fund	New Fund

Parnassus Endeavor Fund	Parnassus Value Equity Fund

The following Sub-Accounts were added to the Separate Account:

Sub-Account	Inception Date	Commencement Date

TIAA–CREF Green Bond Fund	May 1, 2022	—

TIAA-CREF International Bond Fund	May 1, 2022	—

TIAA-CREF Quant International Small-Cap Equity Fund	May 1, 2022	—

TIAA-CREF Quant Small/Mid-Cap Equity Fund	May 1, 2022	—

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-49

Notes to financial statements

TIAA Separate Account VA-3

Sub-Account	Inception Date	Commencement Date

TIAA-CREF Short Duration Impact Bond Fund	May 1, 2022	—

TIAA-CREF Short-Term Bond Index Fund	May 1, 2022	—

Nuveen Winslow Large-Cap Growth ESG Fund	May 1, 2022	—

Amana Income Fund	May 1, 2022	—

BlackRock High Yield Bond Fund	May 1, 2022	—

BlackRock Inflation Protected Bond Fund	May 1, 2022	—

DFA US Sustainability Core 1 Portfolio	May 1, 2022	—

JP Morgan Large Cap Growth Fund	May 1, 2022	June 13, 2022

Northern Global Sustainability Index Fund	May 1, 2022	—

Parnassus Core Equity Fund	May 1, 2022	December 21, 2022

Parnassus Mid Cap Fund	May 1, 2022	—

Parnassus Value Equity Fund	May 1, 2022	December 19, 2022

PIMCO Income Fund	May 1, 2022	—

Vanguard Balanced Index Fund	May 1, 2022	—

Vanguard Federal Money Market Fund	May 1, 2022	—

Vanguard Mid Cap Index Fund	May 1, 2022	—

Vanguard Small Cap Index Fund	May 1, 2022	—

Vanguard Total International Stock Index Fund	May 1, 2022	—

Vanguard Total Stock Market Index Fund	May 1, 2022	—

Vanguard Total World Stock Index Fund	May 1, 2022	—

Vanguard Treasury Money Market Investor Fund	May 1, 2022	December 19, 2022

Effective August 22, 2022 Vanguard 500 Index Fund (Admiral Shares) Sub-Account merged into Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account.

The TIAA-CREF Lifecycle Index 2030 Fund Sub-Account, TIAA-CREF Lifecycle Index 2035 Fund Sub-Account, TIAA-CREF Lifecycle Index 2040 Fund Sub-Account, and TIAA-CREF Lifecycle Index 2045 Fund Sub-Account commenced operations on July 5, 2022.

The TIAA-CREF Lifecycle Index 2055 Fund Sub-Account commenced operations on November 7, 2022.

The Vanguard Institutional Index Fund Sub-Account and MFS International Diversification Sub-Account commenced operations on June 13, 2022.

The PGIM Total Return Bond Fund Sub-Account commenced operations on December 19, 2022.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA Separate Account VA-3 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation Fund for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account files, as a component of the TIAA tax return, a U.S. Federal return. The Separate Account also files income tax returns in applicable state and local jurisdictions. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for income tax is required in the Separate Account’s financial statements.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable

B-50	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2022, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Separate Account’s Sub-Accounts for services required to administer the Sub-Accounts and the contracts, and to cover certain mortality risks borne by TIAA. The Separate Account has four pricing levels. The level assigned to a client is based on an economic analysis of the client. The table below shows current and total maximum charges for administrative expense charges and a daily charge for bearing certain mortality and expense risks in connection with the contracts.

SEPARATE ACCOUNT ANNUAL EXPENSES

Accumulation expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum

Level 1	0.05%	1.50%	0.05%	0.50%	0.10%	2.00%

Level 2	0.25%	1.50%	0.05%	0.50%	0.30%	2.00%

Level 3	0.40%	1.50%	0.05%	0.50%	0.45%	2.00%

Level 4	0.70%	1.50%	0.05%	0.50%	0.75%	2.00%

Payout annuity expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum

Level 1	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 2	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 3	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 4	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the TIAA-CREF Funds, these include management fees paid to Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser.

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, for distribution services. Services perform all sales and marketing functions relative to the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the period or year ended December 31, 2022 were as follows:

	Purchases	Sales

TIAA-CREF Bond Index Fund	$15,201,525	$23,969,781

TIAA-CREF Core Bond Fund	4,284,264	2,556,973

TIAA-CREF Core Impact Bond Fund	2,309,988	978,754

TIAA-CREF Core Plus Bond Fund	13,775,603	16,342,204

TIAA-CREF Emerging Markets Equity Fund	530,090	3,964,790

TIAA-CREF Emerging Markets Equity Index Fund	32,781,479	1,909,824

TIAA-CREF Equity Index Fund	16,416,669	41,484,426

TIAA-CREF Growth & Income Fund	24,425,877	33,255,454

TIAA-CREF High-Yield Fund	14,625,796	17,401,160

TIAA-CREF Inflation-Linked Bond Fund	1,272,325	1,442,813

TIAA-CREF International Equity Fund	64,380,760	14,688,955

TIAA-CREF International Equity Index Fund	135,247,670	37,582,418

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-51

Notes to financial statements

TIAA Separate Account VA-3

	Purchases	Sales

TIAA-CREF Large-Cap Growth Fund	$8,624,665	$26,005,906

TIAA-CREF Large-Cap Growth Index Fund	71,182,598	47,425,610

TIAA-CREF Large-Cap Value Fund	59,221,374	35,963,664

TIAA-CREF Large-Cap Value Index Fund	65,252,625	38,552,051

TIAA-CREF Lifecycle Retirement Income Fund	7,025,333	9,452,894

TIAA-CREF Lifecycle 2010 Fund	20,456,845	20,572,238

TIAA-CREF Lifecycle 2015 Fund	17,698,876	24,718,360

TIAA-CREF Lifecycle 2020 Fund	42,372,059	49,887,119

TIAA-CREF Lifecycle 2025 Fund	75,243,595	55,646,411

TIAA-CREF Lifecycle 2030 Fund	90,701,048	43,477,651

TIAA-CREF Lifecycle 2035 Fund	102,254,193	32,686,844

TIAA-CREF Lifecycle 2040 Fund	116,872,221	31,694,601

TIAA-CREF Lifecycle 2045 Fund	95,577,319	20,225,539

TIAA-CREF Lifecycle 2050 Fund	82,521,872	18,634,367

TIAA-CREF Lifecycle 2055 Fund	49,094,242	6,668,850

TIAA-CREF Lifecycle 2060 Fund	26,883,509	3,337,456

TIAA-CREF Lifecycle 2065 Fund	1,424,598	595,647

TIAA-CREF Lifecycle Index 2030 Fund	2,851	2

TIAA-CREF Lifecycle Index 2035 Fund	6,329	3

TIAA-CREF Lifecycle Index 2040 Fund	3,038	1

TIAA-CREF Lifecycle Index 2045 Fund	8,261	4

TIAA-CREF Lifecycle Index 2055 Fund	1,080	—

TIAA-CREF Mid-Cap Growth Fund	6,608,905	38,683,340

TIAA-CREF Mid-Cap Value Fund	63,708,553	40,822,648

TIAA-CREF Money Market Fund	41,789,486	23,884,157

TIAA-CREF Quant Small-Cap Equity Fund	58,524,463	14,777,789

TIAA-CREF Real Estate Securities Fund	37,109,672	38,962,632

TIAA-CREF S&P 500 Index Fund	58,809,256	49,519,052

TIAA-CREF Short-Term Bond Fund	8,517,786	9,022,310

TIAA-CREF Small-Cap Blend Index Fund	23,498,851	69,169,889

TIAA-CREF Social Choice Equity Fund	35,342,111	61,591,135

TIAA-CREF Social Choice International Equity Fund	80,162,935	1,067,493

TIAA-CREF Social Choice Low Carbon Equity Fund	17,426,151	7,613,722

American Beacon Bridgeway Large Cap Growth Fund (Class R6)	4,692,839	3,230,747

American Century Mid Cap Value Fund (R6 Class)	27,290,001	1,586,944

American Funds EuroPacific Growth Fund (Class R-6)	11,816,947	76,621,528

American Funds New Perspective Fund (Class R-6)	15,204	2,660

American Funds Washington Mutual Investors Fund (Class R-6)	30,169,025	22,399,376

Ariel Appreciation Fund (Institutional Class)	53,862	34,391

Champlain Mid Cap Fund (Institutional Shares)	6,360,185	7,060,088

Delaware Emerging Markets Fund (Class R6)	15,344,179	9,563,520

Delaware Small Cap Value Fund (Class R6)	1,938,892	1,872,347

DFA Emerging Markets Portfolio (Institutional Class)	8,128,940	10,604,187

Dodge & Cox International Stock Fund	9,597,017	9,355,408

iShares Russell Mid-Cap Index Fund (Class K)	4,509	703

JPMorgan Equity Income Fund (Class R6)	9,786	1,387

JPMorgan Large Cap Growth Fund	13,068,455	1,818,204

JPMorgan Small Cap Value Fund (Class R6)	8,092,981	2,320,152

Lazard International Equity Portfolio (R6 Shares)	8,418,131	12,064,922

Lord Abbett High Yield Fund (Class R6)	9,998,820	6,602,211

MFS International Diversification Fund (Class R6)	26,022,353	7,164,045

MFS Mid Cap Growth Fund (Class R6)	11,229,510	4,439,061

MFS Mid Cap Value Fund (Class R6)	15,892,331	5,894,700

Nationwide Geneva Small Cap Growth Fund (Class R6)	3,532,674	3,360,672

Parnassus Core Equity Fund (Institutional Shares)	23,061	25

Parnassus Mid Cap Growth Fund (Institutional Shares)	605,563	728,243

Parnassus Value Equity (Institutional Shares)	155,214	25

PGIM Total Return Bond Fund (Class R6)	360,270	—

Templeton Global Bond Fund (Class R6)	646,941	3,488,392

T. Rowe Price® Large-Cap Growth Fund (I Class)	18,423,972	52,394,594

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	10,125,372	6,140,536

B-52	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	Purchases	Sales

Vanguard 500 Index Fund (Admiral Shares)	$38,927,869	$316,777,163

Vanguard Emerging Markets Stock Index Fund (Institutional Shares)	4,523,254	8,066,686

Vanguard Equity Income Fund (Admiral Shares)	129,200,376	4,487,270

Vanguard Explorer Fund (Admiral Shares)	50,529,958	10,280,982

Vanguard Extended Market Index Fund (Institutional Plus Shares)	147,371,205	134,077,547

Vanguard FTSE Social Index Fund (Admiral Shares)	1,060,282	376,852

Vanguard Institutional Index Fund (Institutional Plus Shares)	351,725,941	1,531,033

Vanguard Intermediate-Term Treasury Fund (Admiral Shares)	2,128,140	3,264,792

Vanguard Selected Value Fund (Investor Shares)	28,229,686	23,165,736

Vanguard Small-Cap Value Index Fund (Institutional Shares)	9,196,836	53,060,281

Vanguard Total Bond Market Index Fund (Institutional Shares)	18,117,195	8,455,696

Vanguard Total International Bond Index Fund (Admiral Shares)	24,351,193	27,824,416

Vanguard Treasury Money Market Fund (Admiral Shares)	2,535,468	25

Vanguard Wellington Fund (Admiral Shares)	45,121,973	35,752,915

Western Asset Core Plus Bond Fund (Class IS)	38,772,829	28,162,152

Note 5—condensed financial information

						For the period ended December 31, 2022

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Bond Index Fund Sub-Account
2022		5,427	$32.01 to $34.31	$27.56 to $29.73	$161,090	2.37%	0.10% to 0.75%	(13.89)% to (13.33)%
2021		5,822	$32.84 to $34.97	$32.01 to $34.31	$199,431	1.87%	0.10% to 0.75%	(2.54)% to (1.91)%
2020		5,523	$30.79 to $32.57	$32.84 to $34.97	$192,895	2.21%	0.10% to 0.75%	6.69% to 7.38%
2019		3,546	$28.62 to $30.08	$30.79 to $32.57	$115,299	2.69%	0.10% to 0.75%	7.57% to 8.27%
2018		2,821	$28.84 to $30.12	$28.62 to $30.08	$84,754	2.71%	0.10% to 0.75%	(0.77)% to (0.12)%

TIAA-CREF Core Bond Fund Sub-Account
2022		455	$42.67 to $45.64	$36.75 to $39.48	$16,841	2.83%	0.30% to 0.75%	(13.88)% to (13.50)%
2021		422	$43.41 to $47.37	$42.67 to $45.64	$18,130	1.95%	0.30% to 0.75%	(1.70)% to (1.26)%
2020		445	$40.55 to $43.96	$43.41 to $47.37	$19,446	2.44%	0.10% to 0.75%	7.06% to 7.76%
2019		456	$37.36 to $40.24	$40.55 to $43.96	$18,618	2.96%	0.10% to 0.75%	8.54% to 9.25%
2018		535	$37.78 to $40.43	$37.36 to $40.24	$20,104	3.14%	0.10% to 0.75%	(1.12)% to (0.48)%

TIAA-CREF Core Impact Bond Fund Sub-Account
2022		125	$25.03	$21.50	$2,691	2.69%	0.10%	(14.10)%
2021	(v)	68	$24.81	$25.03	$1,707	1.66%	0.10%	1.01%

TIAA-CREF Core Plus Bond Fund Sub-Account
2022		2,667	$43.28 to $47.53	$37.23 to $41.16	$101,510	3.28%	0.10% to 0.75%	(13.96)% to (13.40)%
2021		2,812	$43.75 to $47.73	$43.28 to $47.53	$124,395	2.32%	0.10% to 0.75%	(1.07)% to (0.43)%
2020		2,944	$40.82 to $44.25	$43.75 to $47.73	$131,512	2.81%	0.10% to 0.75%	7.17% to 7.87%
2019		2,885	$37.57 to $40.46	$40.82 to $44.25	$120,166	3.08%	0.10% to 0.75%	8.65% to 9.36%
2018		2,667	$37.95 to $40.60	$37.57 to $40.46	$102,115	3.36%	0.10% to 0.75%	(1.00)% to (0.35)%

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2022		542	$26.98 to $28.92	$21.42 to $23.10	$12,479	0.05%	0.10% to 0.75%	(20.62)% to (20.10)%
2021		679	$32.60 to $34.71	$26.98 to $28.92	$19,564	2.96%	0.10% to 0.75%	(17.24)% to (16.70)%
2020		838	$27.78 to $29.39	$32.60 to $34.71	$29,036	0.84%	0.10% to 0.75%	17.34% to 18.11%
2019		885	$21.76 to $22.87	$27.78 to $29.39	$25,969	1.42%	0.10% to 0.75%	27.66% to 28.49%
2018		1,085	$26.78 to $27.96	$21.76 to $22.87	$24,793	0.49%	0.10% to 0.75%	(18.73)% to (18.19)%

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2022		3,095	$29.65 to $31.78	$23.48 to $25.33	$78,352	2.85%	0.10% to 0.75%	(20.82)% to (20.30)%
2021		2,003	$30.82 to $32.82	$29.65 to $31.78	$63,610	2.04%	0.10% to 0.75%	(3.79)% to (3.16)%
2020		2,020	$26.39 to $27.92	$30.82 to $32.82	$66,265	2.98%	0.10% to 0.75%	16.80% to 17.56%
2019		904	$22.42 to $23.57	$26.39 to $27.92	$25,212	3.35%	0.10% to 0.75%	17.68% to 18.45%
2018		496	$26.45 to $27.62	$22.42 to $23.57	$11,665	1.85%	0.10% to 0.75%	(15.21)% to (14.66)%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-53

Notes to financial statements

TIAA Separate Account VA-3

					For the period ended December 31, 2022

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Equity Index Fund Sub-Account
2022	2,766	$98.89 to $108.60	$79.33 to $87.69	$236,303	1.39%	0.10% to 0.75%	(19.77)% to (19.25)%
2021	3,075	$79.31 to $86.53	$98.89 to $108.60	$326,318	1.27%	0.10% to 0.75%	24.69% to 25.50%
2020	3,264	$66.13 to $71.69	$79.31 to $86.53	$276,652	1.64%	0.10% to 0.75%	19.92% to 20.70%
2019	3,571	$50.92 to $54.84	$66.13 to $71.69	$251,277	1.90%	0.10% to 0.75%	29.89% to 30.74%
2018	3,670	$54.13 to $57.92	$50.92 to $54.84	$197,666	1.75%	0.10% to 0.75%	(5.93)% to (5.32)%

TIAA-CREF Growth & Income Fund Sub-Account
2022	2,391	$112.03 to $123.03	$86.61 to $95.74	$219,281	1.32%	0.10% to 0.75%	(22.69)% to (22.19)%
2021	2,667	$90.02 to $98.22	$112.03 to $123.03	$315,563	0.84%	0.10% to 0.75%	24.45% to 25.26%
2020	2,899	$75.25 to $81.58	$90.02 to $98.22	$274,632	1.26%	0.10% to 0.75%	19.63% to 20.41%
2019	3,358	$58.22 to $62.70	$75.25 to $81.58	$264,868	1.47%	0.10% to 0.75%	29.26% to 30.10%
2018	3,787	$63.15 to $67.57	$58.22 to $62.70	$230,129	1.17%	0.10% to 0.75%	(7.81)% to (7.21)%

TIAA-CREF High-Yield Fund Sub-Account
2022	2,475	$41.59 to $62.57	$37.22 to $56.36	$138,129	5.37%	0.10% to 0.75%	(10.51)% to (9.92)%
2021	2,658	$39.99 to $59.77	$41.59 to $62.57	$164,736	4.67%	0.10% to 0.75%	4.01% to 4.69%
2020	2,714	$39.41 to $58.53	$39.99 to $59.77	$160,837	5.24%	0.10% to 0.75%	1.46% to 2.12%
2019	2,625	$34.17 to $50.41	$39.41 to $58.53	$152,426	5.71%	0.10% to 0.75%	15.36% to 16.11%
2018	2,183	$35.37 to $51.84	$34.17 to $50.41	$109,222	5.70%	0.10% to 0.75%	(3.41)% to (2.77)%

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2022	138	$40.49 to $43.30	$37.30 to $40.07	$5,183	7.06%	0.30% to 0.75%	(7.89)% to (7.47)%
2021	153	$38.76 to $41.26	$40.49 to $43.30	$6,239	5.17%	0.30% to 0.75%	4.48% to 4.95%
2020	144	$36.12 to $38.29	$38.76 to $41.26	$5,600	1.31%	0.30% to 0.75%	7.28% to 7.77%
2019	146	$34.14 to $36.03	$36.12 to $38.29	$5,310	1.86%	0.30% to 0.75%	5.80% to 6.27%
2018	159	$34.57 to $36.31	$34.14 to $36.03	$5,453	2.46%	0.30% to 0.75%	(1.24)% to (0.79)%

TIAA-CREF International Equity Fund Sub-Account
2022	15,087	$37.91 to $41.64	$31.11 to $34.39	$476,547	2.24%	0.10% to 0.75%	(17.95)% to (17.41)%
2021	13,740	$34.47 to $37.61	$37.91 to $41.64	$529,136	2.88%	0.10% to 0.75%	9.98% to 10.70%
2020	13,222	$29.99 to $32.51	$34.47 to $37.61	$463,166	1.46%	0.10% to 0.75%	14.95% to 15.70%
2019	13,215	$24.53 to $26.42	$29.99 to $32.51	$402,731	1.85%	0.10% to 0.75%	22.27% to 23.06%
2018	12,340	$32.27 to $34.54	$24.53 to $26.42	$307,677	1.89%	0.10% to 0.75%	(24.01)% to (23.51)%

TIAA-CREF International Equity Index Fund Sub-Account
2022	26,218	$40.03 to $42.03	$34.19 to $36.03	$941,734	2.86%	0.10% to 0.75%	(14.84)% to (14.28)%
2021	24,099	$36.13 to $37.81	$40.03 to $42.03	$1,010,047	2.97%	0.10% to 0.75%	10.46% to 11.18%
2020	25,688	$33.56 to $35.00	$36.13 to $37.81	$968,637	2.28%	0.10% to 0.75%	7.33% to 8.03%
2019	24,696	$27.68 to $28.76	$33.56 to $35.00	$862,114	3.65%	0.10% to 0.75%	20.88% to 21.67%
2018	18,426	$32.05 to $33.19	$27.68 to $28.76	$528,626	2.97%	0.10% to 0.75%	(13.90)% to (13.34)%

TIAA-CREF Large-Cap Growth Fund Sub-Account
2022	1,390	$142.82 to $156.85	$95.32 to $105.37	$134,183	0.35%	0.10% to 0.75%	(33.26)% to (32.82)%
2021	1,536	$123.23 to $134.46	$142.82 to $156.85	$222,149	0.13%	0.10% to 0.75%	15.90% to 16.66%
2020	1,619	$86.08 to $93.31	$123.23 to $134.46	$201,858	0.46%	0.10% to 0.75%	43.16% to 44.09%
2019	1,521	$66.35 to $71.46	$86.08 to $93.31	$132,289	0.42%	0.10% to 0.75%	29.74% to 30.58%
2018	1,687	$66.82 to $71.50	$66.35 to $71.46	$112,871	0.56%	0.10% to 0.75%	(0.71)% to (0.06)%

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2022	3,531	$130.92 to $162.90	$92.05 to $115.28	$405,693	0.88%	0.10% to 0.75%	(29.69)% to (29.24)%
2021	3,649	$103.44 to $127.88	$130.92 to $162.90	$592,561	0.89%	0.10% to 0.75%	26.56% to 27.39%
2020	3,870	$75.29 to $92.47	$103.44 to $127.88	$493,492	0.87%	0.10% to 0.75%	37.40% to 38.29%
2019	3,728	$55.66 to $67.92	$75.29 to $92.47	$343,983	1.20%	0.10% to 0.75%	35.25% to 36.14%
2018	3,681	$56.97 to $69.06	$55.66 to $67.92	$249,550	1.24%	0.10% to 0.75%	(2.29)% to (1.65)%

B-54	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

					For the period ended December 31, 2022

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Large-Cap Value Fund Sub-Account
2022	7,431	$62.68 to $68.84	$57.86 to $63.96	$445,169	1.73%	0.10% to 0.75%	(7.68)% to (7.08)%
2021	7,431	$49.72 to $54.25	$62.68 to $68.84	$482,136	1.45%	0.10% to 0.75%	26.07% to 26.89%
2020	7,563	$48.36 to $52.42	$49.72 to $54.25	$389,302	2.07%	0.10% to 0.75%	2.82% to 3.49%
2019	8,349	$37.82 to $40.74	$48.36 to $52.42	$416,764	2.10%	0.10% to 0.75%	27.85% to 28.68%
2018	9,918	$44.37 to $47.47	$37.82 to $40.74	$385,944	1.67%	0.10% to 0.75%	(14.74)% to (14.18)%

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2022	9,826	$67.82 to $71.44	$62.43 to $65.79	$645,117	2.20%	0.10% to 0.75%	(8.23)% to (7.63)%
2021	9,843	$54.49 to $57.57	$67.82 to $71.44	$699,654	1.98%	0.10% to 0.75%	24.09% to 24.90%
2020	8,899	$53.19 to $56.37	$54.49 to $57.57	$506,582	2.51%	0.10% to 0.75%	2.13% to 2.80%
2019	9,373	$42.27 to $44.93	$53.19 to $56.37	$519,118	3.00%	0.10% to 0.75%	25.45% to 26.27%
2018	8,362	$46.32 to $49.38	$42.27 to $44.93	$366,819	2.45%	0.10% to 0.75%	(9.00)% to (8.41)%

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2022	944	$50.47 to $55.05	$43.83 to $48.12	$49,541	2.65%	0.10% to 0.75%	(13.16)% to (12.59)%
2021	1,050	$47.49 to $51.46	$50.47 to $55.05	$62,610	3.39%	0.10% to 0.75%	6.28% to 6.97%
2020	1,091	$43.07 to $46.37	$47.49 to $51.46	$60,724	3.15%	0.10% to 0.75%	10.27% to 10.99%
2019	1,073	$37.63 to $40.25	$43.07 to $46.37	$53,634	2.85%	0.10% to 0.75%	14.44% to 15.19%
2018	1,055	$39.43 to $41.90	$37.63 to $40.25	$46,480	2.79%	0.10% to 0.75%	(4.56)% to (3.94)%

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2022	2,107	$52.77 to $57.96	$45.88 to $50.72	$102,435	3.40%	0.10% to 0.75%	(13.06)% to (12.49)%
2021	2,251	$49.75 to $54.28	$52.77 to $57.96	$125,384	3.36%	0.10% to 0.75%	6.08% to 6.78%
2020	2,341	$45.06 to $48.84	$49.75 to $54.28	$122,567	3.01%	0.10% to 0.75%	10.41% to 11.13%
2019	2,227	$39.33 to $42.36	$45.06 to $48.84	$105,040	2.69%	0.10% to 0.75%	14.57% to 15.32%
2018	2,299	$41.24 to $44.13	$39.33 to $42.36	$94,053	2.96%	0.10% to 0.75%	(4.64)% to (4.01)%

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2022	3,015	$54.12 to $59.44	$46.81 to $51.75	$148,574	2.95%	0.10% to 0.75%	(13.50)% to (12.94)%
2021	3,348	$50.61 to $55.22	$54.12 to $59.44	$190,116	3.28%	0.10% to 0.75%	6.93% to 7.63%
2020	3,589	$45.61 to $49.44	$50.61 to $55.22	$190,067	2.99%	0.10% to 0.75%	10.97% to 11.69%
2019	3,746	$39.44 to $42.48	$45.61 to $49.44	$178,132	2.64%	0.10% to 0.75%	15.64% to 16.40%
2018	3,846	$41.57 to $44.49	$39.44 to $42.48	$157,534	2.96%	0.10% to 0.75%	(5.13)% to (4.51)%

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2022	7,665	$55.57 to $61.02	$47.69 to $52.72	$385,043	2.80%	0.10% to 0.75%	(14.17)% to (13.61)%
2021	8,300	$51.62 to $56.32	$55.57 to $61.02	$484,103	3.34%	0.10% to 0.75%	7.65% to 8.35%
2020	8,628	$46.28 to $50.17	$51.62 to $56.32	$465,527	3.07%	0.10% to 0.75%	11.54% to 12.26%
2019	8,799	$39.58 to $42.63	$46.28 to $50.17	$423,699	2.51%	0.10% to 0.75%	16.91% to 17.67%
2018	8,621	$42.07 to $45.01	$39.58 to $42.63	$353,642	2.96%	0.10% to 0.75%	(5.90)% to (5.28)%

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2022	11,010	$57.93 to $63.62	$49.27 to $54.46	$569,169	2.65%	0.10% to 0.75%	(14.96)% to (14.40)%
2021	11,402	$53.14 to $57.98	$57.93 to $63.62	$691,486	3.38%	0.10% to 0.75%	9.03% to 9.74%
2020	11,121	$47.19 to $51.16	$53.14 to $57.98	$616,803	3.00%	0.10% to 0.75%	12.60% to 13.33%
2019	10,758	$39.81 to $42.87	$47.19 to $51.16	$527,546	2.50%	0.10% to 0.75%	18.55% to 19.32%
2018	10,010	$42.69 to $45.68	$39.81 to $42.87	$412,690	2.91%	0.10% to 0.75%	(6.76)% to (6.14)%

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2022	11,878	$60.07 to $65.97	$50.58 to $55.91	$630,688	2.43%	0.10% to 0.75%	(15.80)% to (15.25)%
2021	11,858	$54.41 to $59.37	$60.07 to $65.97	$745,939	3.47%	0.10% to 0.75%	10.40% to 11.12%
2020	11,415	$47.86 to $51.88	$54.41 to $59.37	$648,509	3.10%	0.10% to 0.75%	13.69% to 14.43%
2019	10,837	$39.76 to $42.82	$47.86 to $51.88	$540,061	2.27%	0.10% to 0.75%	20.36% to 21.15%
2018	10,169	$43.12 to $46.14	$39.76 to $42.82	$419,479	2.88%	0.10% to 0.75%	(7.78)% to (7.18)%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-55

Notes to financial statements

TIAA Separate Account VA-3

						For the period ended December 31, 2022

Period	Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2022	12,139		$63.25 to $69.47	$52.75 to $58.31	$673,866	2.16%	0.10% to 0.75%	(16.61)% to (16.07)%
2021	11,851		$56.55 to $61.70	$63.25 to $69.47	$786,710	3.55%	0.10% to 0.75%	11.86% to 12.59%
2020	11,391		$49.33 to $53.48	$56.55 to $61.70	$674,179	3.07%	0.10% to 0.75%	14.62% to 15.37%
2019	10,856		$40.40 to $43.51	$49.33 to $53.48	$558,740	2.24%	0.10% to 0.75%	22.12% to 22.92%
2018	10,106		$44.26 to $47.36	$40.40 to $43.51	$424,210	2.76%	0.10% to 0.75%	(8.73)% to (8.13)%

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2022	13,710		$67.03 to $73.62	$55.44 to $61.29	$804,583	1.84%	0.10% to 0.75%	(17.29)% to (16.75)%
2021	13,378		$59.07 to $64.46	$67.03 to $73.62	$946,592	3.70%	0.10% to 0.75%	13.47% to 14.21%
2020	13,087		$51.11 to $55.41	$59.07 to $64.46	$813,335	3.18%	0.10% to 0.75%	15.57% to 16.32%
2019	12,540		$41.34 to $44.53	$51.11 to $55.41	$671,592	1.97%	0.10% to 0.75%	23.63% to 24.44%
2018	11,816		$45.74 to $48.94	$41.34 to $44.53	$510,040	2.66%	0.10% to 0.75%	(9.60)% to (9.01)%

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2022	10,673		$66.97 to $73.05	$54.96 to $60.34	$612,829	1.61%	0.10% to 0.75%	(17.94)% to (17.40)%
2021	10,205		$58.20 to $63.07	$66.97 to $73.05	$712,065	3.63%	0.10% to 0.75%	15.07% to 15.82%
2020	9,654		$49.99 to $53.82	$58.20 to $63.07	$583,413	2.89%	0.10% to 0.75%	16.43% to 17.19%
2019	8,901		$40.01 to $42.80	$49.99 to $53.82	$460,112	1.85%	0.10% to 0.75%	24.93% to 25.74%
2018	7,874		$44.59 to $47.39	$40.01 to $42.80	$324,373	2.49%	0.10% to 0.75%	(10.27)% to (9.68)%

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2022	9,560		$66.92 to $72.99	$54.70 to $60.05	$543,700	1.55%	0.10% to 0.75%	(18.26)% to (17.73)%
2021	9,171		$57.88 to $62.73	$66.92 to $72.99	$636,367	3.66%	0.10% to 0.75%	15.61% to 16.37%
2020	8,763		$49.66 to $53.47	$57.88 to $62.73	$524,279	2.88%	0.10% to 0.75%	16.56% to 17.32%
2019	8,041		$39.65 to $42.41	$49.66 to $53.47	$411,045	1.84%	0.10% to 0.75%	25.25% to 26.06%
2018	7,089		$44.30 to $47.08	$39.65 to $42.41	$288,208	2.48%	0.10% to 0.75%	(10.50)% to (9.91)%

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2022	3,651		$67.45 to $71.82	$55.08 to $59.03	$206,936	1.60%	0.10% to 0.75%	(18.34)% to (17.81)%
2021	3,176		$58.26 to $61.63	$67.45 to $71.82	$220,022	3.82%	0.10% to 0.75%	15.77% to 16.53%
2020	2,727		$49.95 to $52.50	$58.26 to $61.63	$162,748	3.08%	0.10% to 0.75%	16.64% to 17.40%
2019	2,037		$39.83 to $41.59	$49.95 to $52.50	$103,916	2.09%	0.10% to 0.75%	25.41% to 26.23%
2018	1,357		$44.52 to $46.19	$39.83 to $41.59	$55,093	2.91%	0.10% to 0.75%	(10.54)% to (9.95)%

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2022	1,879		$47.60 to $49.71	$38.84 to $40.83	$74,167	1.68%	0.10% to 0.75%	(18.40)% to (17.87)%
2021	1,414		$41.06 to $42.60	$47.60 to $49.71	$68,319	4.05%	0.10% to 0.75%	15.93% to 16.68%
2020	1,029		$35.13 to $36.22	$41.06 to $42.60	$42,783	3.16%	0.10% to 0.75%	16.87% to 17.64%
2019	648		$27.94 to $28.61	$35.13 to $36.22	$22,999	2.30%	0.10% to 0.75%	25.75% to 26.57%
2018	353		$31.30 to $31.85	$27.94 to $28.61	$9,949	2.99%	0.10% to 0.75%	(10.74)% to (10.15)%

TIAA-CREF Lifecycle 2065 Fund Sub-Account
2022	36		$33.02 to $33.29	$26.98 to $27.37	$977	2.08%	0.10% to 0.75%	(18.32)% to (17.78)%
2021	9		$28.45	$33.02 to $33.29	$284	8.01%	0.10% to 0.40%	5.17% to 17.03%
2020(s)	0	^	$27.40	$28.45	$10	33.42%	0.12%	4.77%

TIAA-CREF Lifecycle Index 2030 Fund Sub-Account
2022(af)	0	^	$25.60	$ 25.64	$3	7.66%	0.27%	0.15%

TIAA-CREF Lifecycle Index 2035 Fund Sub-Account
2022(af)	0	^	$25.90	$ 26.07	$6	8.84%	0.28%	0.66%

TIAA-CREF Lifecycle Index 2040 Fund Sub-Account
2022(af)	0	^	$26.29	$ 26.60	$3	8.14%	0.27%	1.17%

B-56	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

						For the period ended December 31, 2022

Period	Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Lifecycle Index 2045 Fund Sub-Account
2022(af)	0	^	$26.71	$ 27.10	$8	8.05%	0.30%	1.46%

TIAA-CREF Lifecycle Index 2055 Fund Sub-Account
2022(ag)	0	^	$26.57	$ 27.25	$1	15.88%	0.29%	2.57%

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2022	2,572		$100.49 to $110.36	$66.74 to $73.78	$180,620	0.50%	0.10% to 0.75%	(33.58)% to (33.15)%
2021	2,968		$98.34 to $107.31	$100.49 to $110.36	$313,716	0.00%	0.10% to 0.75%	2.18% to 2.85%
2020	2,566		$68.18 to $73.91	$98.34 to $107.31	$264,860	0.00%	0.10% to 0.75%	44.25% to 45.19%
2019	2,968		$51.50 to $55.46	$68.18 to $73.91	$212,138	0.20%	0.10% to 0.75%	32.39% to 33.25%
2018	3,061		$56.51 to $60.46	$51.50 to $55.46	$164,521	0.35%	0.10% to 0.75%	(8.86)% to (8.27)%

TIAA-CREF Mid-Cap Value Fund Sub-Account
2022	6,180		$66.55 to $73.09	$59.23 to $65.47	$382,854	1.98%	0.10% to 0.75%	(11.01)% to (10.43)%
2021	6,594		$50.73 to $55.35	$66.55 to $73.09	$458,688	1.10%	0.10% to 0.75%	31.20% to 32.05%
2020	6,915		$53.35 to $57.83	$50.73 to $55.35	$367,160	1.97%	0.10% to 0.75%	(4.91)% to (4.29)%
2019	7,373		$42.30 to $45.56	$53.35 to $57.83	$411,305	2.10%	0.10% to 0.75%	26.10% to 26.93%
2018	8,255		$49.65 to $53.12	$42.30 to $45.56	$364,411	1.62%	0.10% to 0.75%	(14.79)% to (14.24)%

TIAA-CREF Money Market Fund Sub-Account
2022	2,060		$25.56 to $28.07	$25.75 to $28.46	$57,646	1.62%	0.10% to 0.75%	0.73% to 1.38%
2021	1,446		$25.75 to $28.10	$25.56 to $28.07	$39,741	0.00%	0.10% to 0.75%	(0.75)% to (0.10)%
2020	1,869		$25.83 to $28.00	$25.75 to $28.10	$51,666	0.36%	0.10% to 0.75%	(0.31)% to 0.34%
2019	1,260		$25.49 to $27.45	$25.83 to $28.00	$34,750	2.08%	0.10% to 0.75%	1.34% to 2.00%
2018	1,391		$25.25 to $27.02	$25.49 to $27.45	$37,761	1.76%	0.10% to 0.75%	0.96% to 1.62%

TIAA-CREF Quant Small-Cap Equity Fund Sub-Account
2022	3,799		$78.14 to $85.82	$65.59 to $72.50	$258,324	0.98%	0.10% to 0.75%	(16.07)% to (15.52)%
2021	3,359		$62.95 to $68.69	$78.14 to $85.82	$272,972	0.54%	0.10% to 0.75%	24.12% to 24.93%
2020	3,401		$56.22 to $60.95	$62.95 to $68.69	$223,076	0.74%	0.10% to 0.75%	11.97% to 12.70%
2019	4,077		$45.73 to $49.26	$56.22 to $60.95	$238,171	1.01%	0.10% to 0.75%	22.93% to 23.74%
2018	4,843		$52.35 to $56.01	$45.73 to $49.26	$229,421	0.64%	0.10% to 0.75%	(12.63)% to (12.06)%

TIAA-CREF Real Estate Securities Fund Sub-Account
2022	8,228		$62.15 to $68.26	$43.96 to $48.60	$378,924	1.82%	0.10% to 0.75%	(29.26)% to (28.80)%
2021	8,576		$44.92 to $49.01	$62.15 to $68.26	$557,242	1.62%	0.10% to 0.75%	38.37% to 39.27%
2020	7,767		$44.66 to $48.42	$44.92 to $49.01	$363,302	1.92%	0.10% to 0.75%	0.57% to 1.23%
2019	7,752		$34.33 to $36.97	$44.66 to $48.42	$359,220	1.74%	0.10% to 0.75%	30.11% to 30.96%
2018	7,104		$36.04 to $38.56	$34.33 to $36.97	$251,587	2.51%	0.10% to 0.75%	(4.76)% to (4.13)%

TIAA-CREF S&P 500 Index Fund Sub-Account
2022	8,297		$99.47 to $109.49	$80.83 to $89.56	$741,293	1.53%	0.10% to 0.75%	(18.73)% to (18.20)%
2021	8,322		$77.91 to $85.20	$99.47 to $109.49	$909,118	1.29%	0.10% to 0.75%	27.68% to 28.51%
2020	9,087		$66.33 to $72.07	$77.91 to $85.20	$772,831	1.79%	0.10% to 0.75%	17.46% to 18.22%
2019	8,875		$50.85 to $54.90	$66.33 to $72.07	$638,607	2.25%	0.10% to 0.75%	30.44% to 31.29%
2018	7,263		$53.62 to $57.51	$50.85 to $54.90	$397,987	1.96%	0.10% to 0.75%	(5.17)% to (4.55)%

TIAA-CREF Short-Term Bond Fund Sub-Account
2022	1,377		$28.38 to $36.45	$27.36 to $35.36	$48,244	2.37%	0.10% to 0.75%	(3.62)% to (2.99)%
2021	1,425		$28.54 to $36.42	$28.38 to $36.45	$51,461	1.50%	0.10% to 0.75%	(0.57)% to 0.08%
2020	1,518		$27.77 to $35.20	$28.54 to $36.42	$54,775	1.90%	0.10% to 0.75%	2.80% to 3.47%
2019	1,387		$26.84 to $33.80	$27.77 to $35.20	$48,465	2.70%	0.10% to 0.75%	3.47% to 4.14%
2018	1,317		$26.65 to $33.35	$26.84 to $33.80	$44,089	2.43%	0.10% to 0.75%	0.70% to 1.36%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-57

Notes to financial statements

TIAA Separate Account VA-3

					For the period ended December 31, 2022

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2022	8,443	$78.15 to $85.83	$61.83 to $68.34	$558,680	1.43%	0.10% to 0.75%	(20.88)% to (20.37)%
2021	9,231	$68.54 to $74.78	$78.15 to $85.83	$766,904	1.11%	0.10% to 0.75%	14.03% to 14.77%
2020	9,543	$57.47 to $62.30	$68.54 to $74.78	$691,721	1.36%	0.10% to 0.75%	19.26% to 20.03%
2019	9,346	$46.12 to $49.68	$57.47 to $62.30	$566,190	1.50%	0.10% to 0.75%	24.60% to 25.41%
2018	8,013	$52.12 to $55.77	$46.12 to $49.68	$387,870	1.34%	0.10% to 0.75%	(11.51)% to (10.93)%

TIAA-CREF Social Choice Equity Fund Sub-Account
2022	3,504	$95.87 to $105.29	$78.25 to $86.50	$290,517	1.40%	0.10% to 0.75%	(18.38)% to (17.85)%
2021	3,928	$76.38 to $83.34	$95.87 to $105.29	$400,435	1.08%	0.10% to 0.75%	25.52% to 26.34%
2020	4,554	$63.94 to $69.32	$76.38 to $83.34	$368,806	1.75%	0.10% to 0.75%	19.45% to 20.22%
2019	3,209	$49.00 to $52.77	$63.94 to $69.32	$214,549	1.68%	0.10% to 0.75%	30.51% to 31.36%
2018	2,875	$52.26 to $55.92	$49.00 to $52.77	$147,102	1.81%	0.10% to 0.75%	(6.24)% to (5.63)%

TIAA-CREF Social Choice International Equity Fund Sub-Account
2022	3,536	$32.41	$27.59	$97,552	3.45%	0.10%	(14.86)%
2021(w)	782	$31.29	$32.41	$25,352	6.04%	0.10%	4.84%

TIAA-CREF Social Choice Low Carbon Equity Fund Sub-Account
2022	1,027	$35.72	$29.19	$29,971	1.18%	0.10%	(18.27)%
2021(x)	752	$31.82	$35.72	$26,866	1.65%	0.10%	13.08%

American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account
2022	179	$55.16 to $64.63	$40.98 to $48.33	$8,659	0.00%	0.10% to 0.74%	(25.71)% to (25.23)%
2021	179	$53.07	$55.16 to $64.63	$11,595	0.00%	0.10% to 0.40%	15.88% to 21.78%
2020(u)	199	$39.49	$53.07	$10,537	0.22%	0.10%	34.39%
2019	189	$30.37	$39.49	$7,448	0.00%	0.10%	30.05%
2018	190	$32.34	$30.37	$5,783	0.35%	0.10%	(6.09)%

American Century Mid Cap Value Fund (Class R6) Sub-Account
2022	877	$35.70 to $35.99	$35.03 to $35.55	$31,177	2.54%	0.10% to 0.74%	(1.87)% to (1.23)%
2021(y)	225	$33.58 to $35.01	$35.70 to $35.99	$8,104	2.28%	0.10% to 0.75%	2.49% to 5.93%

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2022	7,088	$53.80 to $59.43	$41.27 to $45.88	$324,591	1.26%	0.10% to 0.75%	(23.30)% to (22.80)%
2021	8,593	$52.71 to $57.85	$53.80 to $59.43	$510,034	1.67%	0.10% to 0.75%	2.07% to 2.74%
2020	8,488	$42.40 to $46.23	$52.71 to $57.85	$490,464	0.54%	0.10% to 0.75%	24.33% to 25.14%
2019	7,752	$33.53 to $36.32	$42.40 to $46.23	$358,027	1.42%	0.10% to 0.75%	26.45% to 27.27%
2018	8,815	$39.70 to $42.73	$33.53 to $36.32	$319,949	1.62%	0.10% to 0.75%	(15.55)% to (14.99)%

American Funds New Perspective Fund (Class R-6) Sub-Account
2022	2	$33.89	$25.02	$38	1.33%	0.74%	(26.17)%
2021(z)	1	$32.22	$33.89	$37	2.81%	0.75%	5.67%

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2022	2,282	$83.01 to $95.39	$75.65 to $87.50	$199,355	2.18%	0.10% to 0.75%	(8.86)% to (8.27)%
2021	2,320	$64.88 to $74.08	$83.01 to $95.39	$221,018	1.79%	0.10% to 0.75%	27.93% to 28.77%
2020	2,747	$60.48 to $68.61	$64.88 to $74.08	$203,325	2.21%	0.10% to 0.75%	7.27% to 7.97%
2019	3,017	$48.39 to $54.54	$60.48 to $68.61	$206,817	2.26%	0.10% to 0.75%	24.99% to 25.80%
2018	2,524	$50.09 to $56.09	$48.39 to $54.54	$137,536	2.24%	0.10% to 0.75%	(3.40)% to (2.76)%

Ariel Appreciation Fund (Institutional Class) Sub-Account
2022	13	$38.20 to $42.41	$33.31 to $37.21	$495	0.94%	0.10% to 0.75%	(12.81)% to (12.25)%
2021	14	$33.63	$38.20 to $42.41	$598	0.72%	0.10% to 0.70%	4.91% to 26.11%
2020	16	$31.25	$33.63	$555	0.95%	0.10%	7.59%
2019	18	$25.03	$31.25	$569	1.33%	0.10%	24.88%
2018	16	$29.04	$25.03	$411	1.01%	0.10%	(13.81)%

B-58	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

						For the period ended December 31, 2022

Period	Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Champlain Mid Cap Fund (Institutional Shares) Sub-Account
2022	724		$56.96 to $64.26	$41.67 to $47.32	$34,074	0.00%	0.10% to 0.75%	(26.85)% to (26.37)%
2021	742		$45.95 to $51.50	$56.96 to $64.26	$47,518	0.00%	0.10% to 0.75%	23.96% to 24.77%
2020	810		$35.77 to $39.84	$45.95 to $51.50	$41,594	0.00%	0.10% to 0.75%	28.45% to 29.29%
2019	960		$31.52	$35.77 to $39.84	$38,203	0.04%	0.10% to 0.76%	5.23% to 26.39%
2018	587		$30.41	$31.52	$18,497	0.00%	0.10%	3.66%

Delaware Emerging Markets Fund (Class R6) Sub-Account
2022	2,072		$36.97 to $46.02	$26.20 to $32.83	$67,958	1.77%	0.10% to 0.75%	(29.14)% to (28.68)%
2021	1,978		$37.99 to $46.99	$36.97 to $46.02	$90,994	4.08%	0.10% to 0.75%	(2.68)% to (2.05)%
2020	1,263		$37.34	$37.99 to $46.99	$59,332	0.34%	0.10% to 0.75%	25.83% to 41.91%
2019	1,059		$30.01	$37.34	$39,534	1.10%	0.10%	24.42%
2018	795		$36.20	$30.01	$23,858	0.75%	0.10%	(17.09)%

Delaware Small Cap Value Fund (Class R6) Sub-Account
2022	42		$43.34 to $43.69	$38.38	$1,606	1.04%	0.10%	(12.15)%
2021(aa)	42		$41.85 to $42.00	$43.34 to $43.69	$1,847	1.36%	0.10% to 0.75%	3.98% to 5.12%

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2022	2,754		$30.94 to $33.16	$25.53 to $27.54	$75,538	3.30%	0.10% to 0.75%	(17.50)% to (16.96)%
2021	2,926		$30.40 to $32.38	$30.94 to $33.16	$96,787	2.14%	0.10% to 0.75%	1.77% to 2.43%
2020	3,448		$26.90 to $28.46	$30.40 to $32.38	$111,404	1.70%	0.10% to 0.75%	13.03% to 13.77%
2019	4,199		$23.36 to $24.55	$26.90 to $28.46	$119,302	2.54%	0.10% to 0.75%	15.16% to 15.91%
2018	3,916		$27.25 to $28.45	$23.36 to $24.55	$95,981	1.87%	0.10% to 0.75%	(14.27)% to (13.71)%

Dodge & Cox International Stock Fund Sub-Account
2022	1,577		$37.08 to $39.74	$34.30 to $37.01	$58,226	2.17%	0.10% to 0.75%	(7.48)% to (6.88)%
2021	1,605		$33.64 to $35.83	$37.08 to $39.74	$63,638	2.82%	0.10% to 0.75%	10.20% to 10.92%
2020	1,323		$33.20 to $35.13	$33.64 to $35.83	$47,306	2.09%	0.10% to 0.75%	1.33% to 1.99%
2019	1,429		$27.25 to $28.64	$33.20 to $35.13	$50,108	3.96%	0.10% to 0.75%	21.86% to 22.65%
2018	1,589		$33.47 to $34.95	$27.25 to $28.64	$45,420	2.28%	0.10% to 0.75%	(18.60)% to (18.07)%

iShares Russell Mid-Cap Index Fund (Class K) Sub-Account
2022	1	^	$36.04	$29.60	$17	1.71%	0.74%	(17.86)%
2021(ab)	0	^	34.69	$36.04	$16	1.68%	0.75%	4.31%

JPMorgan Equity Income Fund (Class R6) Sub-Account
2022	1	^	$35.05	$34.22	$24	2.25%	0.73%	(2.37)%
2021(ac)	0	^	33.11	$35.05	$17	2.21%	0.75%	5.68%

JPMorgan Large Cap Growth Fund (Class R6) Sub-Account
2022(ah)	455		$23.72	$23.33	$ 10,625	1.75%	0.09%	3.34%

JPMorgan Small Cap Value Fund (Class R6) Sub-Account
2022	732		$36.69 to $38.95	$31.60 to $33.76	$24,714	1.23%	0.10% to 0.75%	(13.87)% to (13.31)%
2021	630		$27.80 to $29.32	$36.69 to $38.95	$24,518	0.65%	0.10% to 0.75%	32.01% to 32.86%
2020	684		$27.60	$27.80 to $29.32	$20,041	1.22%	0.10% to 0.75%	6.21% to 49.35%
2019	605		$23.13	$27.60	$16,696	1.56%	0.10%	19.30%
2018	373		$26.88	$23.13	$8,620	1.21%	0.10%	(13.94)%

Lazard International Equity Portfolio (R6 Shares) Sub-Account
2022	779		$32.88 to $37.74	$27.79 to $32.12	$25,014	1.58%	0.10% to 0.75%	(15.46)% to (14.91)%
2021	955		$31.24 to $35.63	$32.88 to $37.74	$36,027	5.31%	0.10% to 0.75%	5.23% to 5.92%
2020	848		$32.79	$31.24 to $35.63	$30,201	1.23%	0.10% to 0.75%	8.68% to 14.97%
2019	744		$27.09	$32.79	$24,408	2.08%	0.10%	21.05%
2018	832		$31.39	$27.09	$22,533	2.44%	0.10%	(13.70)%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-59

Notes to financial statements

TIAA Separate Account VA-3

						For the period ended December 31, 2022

Period	Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Lord Abbett High Yield Fund (Class R6) Sub-Account
2022	1,097		$30.88 to $33.73	$26.54 to $29.18	$32,006	5.95%	0.10% to 0.75%	(14.05)% to (13.49)%
2021	1,056		$29.27 to $31.77	$30.88 to $33.73	$35,593	5.04%	0.10% to 0.75%	5.50% to 6.19%
2020	943		$28.09 to $30.29	$29.27 to $31.77	$29,948	5.73%	0.10% to 0.75%	4.18% to 4.86%
2019	861		$26.28	$28.09 to $30.29	$26,079	5.84%	0.10% to 0.77%	2.78% to 15.25%
2018	742		$27.68	$26.28	$19,507	6.12%	0.10%	(5.05)%

MFS International Diversification Fund (Class R6) Sub-Account
2022(ai)	761		$24.06	$25.22	$19,199	2.69%	0.10%	4.85%

MFS Mid Cap Growth Fund (Class R6) Sub-Account
2022	1,155		$32.47	$23.26	$26,854	0.00%	0.10%	(28.37)%
2021	884		$28.47	$32.47	$28,713	0.00%	0.10%	14.05%
2020(t)	415		$27.41	$28.47	$11,812	0.00%	0.10%	11.74%

MFS Mid Cap Value Fund (Class R6) Sub-Account
2022	1,570		$42.12 to $45.90	$38.19 to $41.90	$65,526	1.72%	0.10% to 0.75%	(9.32)% to (8.73)%
2021	1,407		$32.39 to $35.07	$42.12 to $45.90	$64,420	1.26%	0.10% to 0.75%	30.03% to 30.87%
2020	1,490		$31.64 to $33.63	$32.39 to $35.07	$52,142	1.57%	0.10% to 0.75%	4.09% to 5.69%
2019	810		$25.68	$31.64 to $33.63	$27,208	1.82%	0.10% to 0.30%	7.42% to 30.95%
2018	466		$28.99	$25.68	$11,975	1.28%	0.10%	(11.40)%

Nationwide Geneva Small-Cap Growth Fund (Class R6) Sub-Account
2022	241		$51.40 to $58.81	$38.56 to $44.41	$10,711	0.00%	0.10% to 0.75%	(24.98)% to (24.49)%
2021	241		$46.09 to $52.40	$51.40 to $58.81	$14,135	0.00%	0.10% to 0.75%	11.51% to 12.24%
2020	282		$39.49	$46.09 to $52.40	$14,798	0.00%	0.10% to 0.67%	31.59% to 32.69%
2019	237		$30.76	$39.49	$9,376	0.00%	0.10%	28.38%
2018	155		$31.04	$30.76	$4,776	0.00%	0.10%	(0.91)%

Parnassus Core Equity Fund (Institutional Class) Sub-Account
2022(al)	1	^	$23.59	$23.54	$23	0.00%	0.10%	0.42%

Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account
2022	24		$49.68	$33.03	$798	0.00%	0.10%	(33.51)%
2021	28		$45.42	$49.68	$1,405	1.25%	0.10%	9.40%
2020	39		$35.29	$45.42	$1,749	0.12%	0.10%	28.68%
2019	33		$27.18	$35.29	$1,162	2.86%	0.10%	29.85%
2018	33		$30.09	$27.18	$892	1.24%	0.10%	(9.66)%

Parnassus Value Equity (Institutional Class) Sub-Account
2022(am)	6		24.19	$24.60	$155	10.84%	0.10%	1.07%

PGIM Total Return Bond Fund (Class R6) Sub-Account
2022(ak)	17		$21.68	$21.46	$356	31.39%	0.10%	(1.05)%

Templeton Global Bond Fund (Class R6) Sub-Account
2022	412		$22.32 to $25.04	$20.87 to $23.57	$9,696	5.45%	0.10% to 0.75%	(6.49)% to (5.88)%
2021	555		$23.57 to $26.28	$22.32 to $25.04	$13,892	5.52%	0.10% to 0.75%	(5.31)% to (4.69)%
2020	716		$24.75 to $27.41	$23.57 to $26.28	$18,806	4.86%	0.10% to 0.75%	(4.77)% to (4.15)%
2019	612		$27.17	$24.75 to $27.41	$16,773	6.34%	0.10% to 0.72%	(1.51)% to 0.91%
2018	409		$26.78	$27.17	$11,123	7.52%	0.10%	1.46%

T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account
2022	1,960		$140.10 to $181.14	$90.13 to $117.29	$229,192	0.00%	0.10% to 0.75%	(35.67)% to (35.25)%
2021	2,259		$114.59 to $147.19	$140.10 to $181.14	$408,073	0.00%	0.10% to 0.75%	22.26% to 23.06%
2020	2,194		$82.73 to $105.57	$114.59 to $147.19	$321,969	0.00%	0.10% to 0.75%	38.52% to 39.42%
2019	2,289		$64.87 to $82.25	$82.73 to $105.57	$240,988	0.44%	0.10% to 0.75%	27.53% to 28.36%
2018	2,168		$62.65 to $78.92	$64.87 to $82.25	$177,753	0.25%	0.10% to 0.75%	3.53% to 4.21%

B-60	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

					For the period ended December 31, 2022

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account
2022	565	$46.27 to $52.78	$35.68 to $40.96	$23,142	0.00%	0.10% to 0.75%	(22.89)% to (22.39)%
2021	498	$41.82 to $47.39	$46.27 to $52.78	$26,263	0.00%	0.10% to 0.75%	10.64% to 11.36%
2020	514	$38.26	$41.82 to $47.39	$24,355	0.00%	0.10% to 0.75%	22.94% to 23.87%
2019	544	$28.82	$38.26	$20,819	0.00%	0.10%	32.76%
2018	488	$30.95	$28.82	$14,066	0.00%	0.10%	-6.89%

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2022	1,441	$30.10 to $32.27	$24.58 to $26.51	$38,011	3.61%	0.10% to 0.75%	(18.35)% to (17.82)%
2021	1,614	$30.05 to $32.00	$30.10 to $32.27	$51,859	2.38%	0.10% to 0.75%	0.17% to 0.82%
2020	1,966	$26.27 to $27.79	$30.05 to $32.00	$62,742	2.17%	0.10% to 0.75%	14.40% to 15.15%
2019	2,476	$21.99 to $23.11	$26.27 to $27.79	$68,670	4.02%	0.10% to 0.75%	19.47% to 20.25%
2018	1,295	$25.92 to $27.07	$21.99 to $23.11	$29,881	2.64%	0.10% to 0.75%	(15.18)% to (14.62)%

Vanguard Equity Income Fund (Admiral Shares) Sub-Account
2022	6,386	$41.84 to $46.46	$41.53 to $46.41	$295,750	3.02%	0.10% to 0.75%	(0.75)% to (0.10)%
2021	4,142	$33.56 to $37.02	$41.84 to $46.46	$192,087	2.67%	0.10% to 0.75%	24.70% to 25.51%
2020	2,831	$32.78 to $35.93	$33.56 to $37.02	$104,611	2.99%	0.10% to 0.75%	2.36% to 3.03%
2019	2,754	$26.35 to $28.69	$32.78 to $35.93	$98,850	2.89%	0.10% to 0.76%	6.90% to 25.22%
2018	2,439	$30.44	$26.35 to $28.69	$69,986	2.94%	0.10% to 0.76%	(9.24)% to (5.74)%

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2022	3,449	$90.35 to $96.83	$68.90 to $74.33	$255,906	0.48%	0.10% to 0.75%	(23.74)% to (23.24)%
2021	3,097	$78.22 to $83.29	$90.35 to $96.83	$299,480	0.34%	0.10% to 0.75%	15.51% to 16.26%
2020	3,142	$59.94 to $63.41	$78.22 to $83.29	$261,408	0.29%	0.10% to 0.75%	30.50% to 31.35%
2019	2,748	$45.96 to $48.31	$59.94 to $63.41	$174,032	0.53%	0.10% to 0.75%	30.42% to 31.27%
2018	1,426	$47.44 to $49.54	$45.96 to $48.31	$68,800	0.79%	0.10% to 0.75%	(3.12)% to (2.48)%

Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account
2022	3,045	$46.34 to $51.99	$33.83 to $38.19	$116,301	1.07%	0.10% to 0.75%	(27.01)% to (26.53)%
2021	2,767	$46.27	$46.34 to $51.99	$143,839	1.17%	0.10% to 0.75%	(0.61)% to 12.35%
2020	1,913	$35.03	$46.27	$88,492	1.50%	0.10%	32.10%
2019	1,538	$27.38	$35.03	$53,871	1.43%	0.10%	27.92%
2018	1,452	$30.24	$27.38	$39,757	1.49%	0.10%	(9.45)%

Vanguard FTSE Social Index Fund (Admiral Shares) Sub-Account
2022	79	$35.54	$26.90	$2,118	1.26%	0.10%	(24.30)%
2021(ad)	57	$30.56	$35.54	$2,013	1.54%	0.10%	17.04%

Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account
2022(ai)	10,935	$28.28 to $31.02	$28.89 to $29.31	$320,537	2.52%	0.10% to 0.75%	(6.88)% to 3.67%

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2022	471	$30.89 to $33.10	$27.49 to $29.65	$13,888	1.96%	0.10% to 0.75%	(11.00)% to (10.43)%
2021	517	$31.82 to $33.88	$30.89 to $33.10	$17,038	1.00%	0.10% to 0.75%	(2.92)% to (2.29)%
2020	636	$29.60 to $31.31	$31.82 to $33.88	$21,454	1.25%	0.10% to 0.75%	7.51% to 8.21%
2019	644	$28.03 to $29.46	$29.60 to $31.31	$20,154	2.39%	0.10% to 0.75%	5.60% to 6.29%
2018	456	$27.93 to $29.16	$28.03 to $29.46	$13,393	2.48%	0.10% to 0.75%	0.35% to 1.01%

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2022	2,279	$69.55 to $74.54	$63.89 to $68.92	$156,949	1.47%	0.10% to 0.75%	(8.13)% to (7.54)%
2021	2,472	$54.85 to $58.41	$69.55 to $74.54	$184,100	1.25%	0.10% to 0.75%	26.80% to 27.62%
2020	2,544	$52.21 to $55.23	$54.85 to $58.41	$148,507	1.52%	0.10% to 0.75%	5.06% to 5.74%
2019	2,827	$40.61 to $42.68	$52.21 to $55.23	$156,067	1.59%	0.10% to 0.75%	28.57% to 29.41%
2018	3,303	$50.97 to $53.23	$40.61 to $42.68	$140,900	1.61%	0.10% to 0.75%	(20.33)% to (19.81)%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-61

Notes to financial statements

TIAA Separate Account VA-3

					For the period ended December 31, 2022

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2022	3,804	$70.51 to $75.58	$63.47 to $68.47	$259,906	1.92%	0.10% to 0.75%	(9.99)% to (9.40)%
2021	4,507	$55.46 to $59.05	$70.51 to $75.58	$339,992	1.83%	0.10% to 0.75%	27.15% to 27.98%
2020	4,746	$52.78 to $55.84	$55.46 to $59.05	$279,838	2.06%	0.10% to 0.75%	5.07% to 5.76%
2019	4,982	$43.30 to $45.51	$52.78 to $55.84	$277,873	2.17%	0.10% to 0.75%	21.89% to 22.69%
2018	5,418	$49.71 to $51.91	$43.30 to $45.51	$246,312	2.03%	0.10% to 0.75%	(12.89)% to (12.32)%

Vanguard Total Bond Market Index Fund (Institutional Shares) Sub-Account
2022	3,353	$28.37 to $29.81	$24.46 to $25.86	$86,701	2.40%	0.10% to 0.75%	(13.79)% to (13.23)%
2021	3,062	$29.07 to $30.34	$28.37 to $29.81	$91,248	1.88%	0.10% to 0.75%	(2.39)% to (1.76)%
2020	2,562	$27.18 to $28.19	$29.07 to $30.34	$77,734	2.25%	0.10% to 0.75%	6.94% to 7.64%
2019	1,744	$25.95	$27.18 to $28.19	$49,145	2.78%	0.10% to 0.76%	0.40% to 8.62%
2018	1,197	$25.98	$25.95	$31,048	2.81%	0.10%	(0.11)%

Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account
2022	913	$24.65	$21.44	$19,571	1.35%	0.10%	(13.02)%
2021(ae)	1,081	$24.61	$24.65	$26,653	6.56%	0.10%	0.36%

Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account
2022(am)	100	$25.00	$25.35	$2,535	4.48%	0.11%	0.14%

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2022	6,044	$65.95 to $70.68	$56.12 to $60.54	$365,408	2.10%	0.10% to 0.75%	(14.90)% to (14.35)%
2021	6,340	$55.79 to $59.40	$65.95 to $70.68	$447,599	1.78%	0.10% to 0.75%	18.22% to 18.99%
2020	7,349	$50.78 to $53.72	$55.79 to $59.40	$436,056	2.24%	0.10% to 0.75%	9.87% to 10.58%
2019	6,904	$41.72 to $43.86	$50.78 to $53.72	$370,507	2.78%	0.10% to 0.75%	21.69% to 22.49%
2018	6,112	$43.50 to $45.42	$41.72 to $43.86	$267,787	2.72%	0.10% to 0.75%	(4.07)% to (3.44)%

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2022	5,839	$37.41 to $53.59	$30.13 to $43.45	$251,708	3.24%	0.10% to 0.75%	(19.45)% to (18.92)%
2021	5,823	$38.41 to $54.67	$37.41 to $53.59	$309,827	2.71%	0.10% to 0.75%	(2.61)% to (1.97)%
2020	4,601	$35.33 to $49.97	$38.41 to $54.67	$249,745	2.79%	0.10% to 0.75%	8.71% to 9.41%
2019	3,872	$31.69 to $44.53	$35.33 to $49.97	$192,087	3.76%	0.10% to 0.75%	11.49% to 12.21%
2018	3,878	$32.41 to $45.24	$31.69 to $44.53	$171,558	3.53%	0.10% to 0.75%	(2.20)% to (1.56)%

(^)	Less than 1,000 units.
(a)	Not annualized for periods less than one year.
(b)	Does not include expenses of underlying funds.
(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(d)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units, if any. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub- Account invests.

(e)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(f)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period, which is not annualized. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners’ total returns may not be within the ranges presented.

(s)	Sub-Account commenced operations November 27, 2020.
(t)	Sub-Account commenced operations October 7, 2020.
(u)	Effective October 1, 2020, all shares of the underlying mutual fund converted from the Institutional share class to the R6 share class.
(v)	Sub-Account commenced operations May 10, 2021.
(w)	Sub-Account commenced operations May 10, 2021.
(x)	Sub-Account commenced operations May 10, 2021.
(y)	Sub-Account commenced operations May 7, 2021.
(z)	Sub-Account commenced operations October 7, 2021.

B-62	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

concluded

(aa)	Sub-Account commenced operations May 10, 2021.
(ab)	Sub-Account commenced operations October 7, 2021.
(ac)	Sub-Account commenced operations October 7, 2021.
(ad)	Sub-Account commenced operations May 10, 2021.
(ae)	Sub-Account commenced operations May 10, 2021.
(af)	Sub-Account commenced operations July 5, 2022.
(ag)	Sub-Account commenced operations Novemeber 7, 2022.
(ah)	Sub-Account commenced operations June 13, 2022.
(ai)	Sub-Account commenced operations June 13, 2022.
(aj)	Sub-Account commenced operations August 22, 2022.
(ak)	Sub-Account commenced operations December 19, 2022.
(al)	Sub-Account commenced operations December 21, 2022.
(am)	Sub-Account commenced operations December 19, 2022.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-63

Report of independent auditors

To the Board of Trustees of Teachers Insurance and Annuity Association of America

Opinions

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and contingency reserves as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, of changes in capital and contingency reserves, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

B-64	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 9, 2023

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-65

Statutory–basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
(in millions, except share amounts)	2022	2021

ADMITTED ASSETS

Bonds	$202,240	$197,717

Preferred stocks	406	345

Common stocks	7,511	9,665

Mortgage loans	37,660	36,793

Real estate	3,871	3,699

Cash, cash equivalents and short-term investments	1,204	628

Contract loans	731	1,095

Derivatives	1,920	1,070

Securities lending collateral assets	1,328	2,247

Other invested assets	37,011	34,262

Total cash and invested assets	293,882	287,521

Investment income due and accrued	1,923	1,774

Net deferred federal income tax asset	1,299	1,680

Other assets	1,071	1,202

Separate account assets	50,382	51,255

Total admitted assets	$348,557	$343,432

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$235,620	$227,699

Dividends due to policyholders	2,269	2,005

Interest maintenance reserve	3,444	3,898

Borrowed money	100	75

Asset valuation reserve	6,569	8,345

Derivatives	327	221

Payable for collateral for securities loaned	1,328	2,247

Other liabilities	5,931	4,817

Separate account liabilities	50,247	51,152

Total liabilities	305,835	300,459

Capital and Contingency Reserves

Capital stock and additional paid-in capital (2,500 shares of $1,000 par value common stock authorized, issued and outstanding and $550,000 paid-in capital)	3	3

Surplus notes	6,291	6,290

Contingency reserves:

For investment losses, annuity and insurance mortality, and other risks	36,428	36,680

Total capital and contingency reserves	42,722	42,973

Total liabilities, capital and contingency reserves	$348,557	$343,432

B-66	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

Statutory–basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2022	2021	2020

REVENUES

Insurance and annuity premiums and other considerations	$16,636	$14,730	$18,449

Annuity dividend additions	2,099	945	1,606

Net investment income	13,004	13,542	12,159

Other revenue	369	372	447

Total revenues	$32,108	$29,589	$32,661

BENEFITS AND EXPENSES

Policy and contract benefits	$21,990	$20,365	$20,818

Dividends to policyholders	4,141	2,758	3,262

Increase in policy and contract reserves	2,969	300	7,609

Net operating expenses	1,289	1,406	2,343

Net transfers to (from) separate accounts	(407)	802	(2,713)

Total benefits and expenses	$29,982	$25,631	$31,319

Income before federal income taxes and net realized capital gains (losses)	$2,126	$3,958	$1,342

Federal income tax expense (benefit)	(80)	(266)	(12)

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(2,614)	(352)	(750)

Net income (loss)	$(408)	$3,872	$604

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-67

Statutory–basis statements of changes in capital and

contingency reserves

Teachers Insurance and Annuity Association of America

(in millions)	Capital Stock and Additional Paid-in Capital	Surplus Notes	Contingency Reserves	Total

Balance, December 31, 2019	$3	$5,041	$33,828	$38,872

Net income (loss)	—	—	604	604

Change in net unrealized capital gains on investments, net of $0 in taxes	—	—	(678)	(678)

Change in asset valuation reserve	—	—	463	463

Change in net deferred income tax	—	—	(200)	(200)

Change in post-retirement benefit liability	—	—	(8)	(8)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(51)	(51)

Other assets	—	—	(250)	(250)

Issuance of surplus notes	—	1,249	—	1,249

Balance, December 31, 2020	$3	$6,290	$33,708	$40,001

Net income (loss)	—	—	3,872	3,872

Change in net unrealized capital gains (losses) on investments, net of $361 in taxes	—	—	1,645	1,645

Change in asset valuation reserve	—	—	(2,485)	(2,485)

Change in net deferred income tax	—	—	(1,088)	(1,088)

Change in post-retirement benefit liability	—	—	(1)	(1)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	974	974

Other assets	—	—	55	55

Balance, December 31, 2021	$3	$6,290	$36,680	$42,973

Net income (loss)	—	—	(408)	(408)

Change in net unrealized capital gains (losses) on investments, net of $67 in taxes	—	—	(612)	(612)

Change in asset valuation reserve	—	—	1,776	1,776

Change in net deferred income tax	—	—	271	271

Change in post-retirement benefit liability	—	—	10	10

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(857)	(857)

Other assets	—	—	(432)	(432)

Change in surplus notes	—	1	—	1

Balance, December 31, 2022	$3	$6,291	$36,428	$42,722

B-68	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2022	2021	2020

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$16,640	$14,732	$18,453

Net investment income	12,333	12,884	11,433

Miscellaneous income	338	355	425

Total receipts	29,311	27,971	30,311

Policy and contract benefits	21,864	20,366	20,469

Operating expenses	1,265	1,646	2,078

Dividends paid to policyholders	1,779	1,635	1,725

Federal income taxes paid (received)	(134)	(232)	(25)

Net transfers to (from) separate accounts	(394)	807	(2,723)

Total disbursements	24,380	24,222	21,524

Net cash from operations	4,931	3,749	8,787

CASH FROM INVESTMENTS

Proceeds from investments sold, matured, or repaid:

Bonds	29,726	33,590	26,297

Stocks	9,245	6,586	6,441

Mortgage loans and real estate	2,824	3,605	2,349

Other invested assets	4,378	3,562	2,499

Miscellaneous proceeds	2,766	1,725	344

Cost of investments acquired:

Bonds	35,065	33,943	32,779

Stocks	9,738	8,603	6,413

Mortgage loans and real estate	4,365	5,778	4,017

Other invested assets	6,657	5,864	3,541

Miscellaneous applications	879	2,345	1,196

Net cash used in investments	(7,765)	(7,465)	(10,016)

CASH FROM FINANCING AND OTHER

Proceeds from issuance of surplus notes	—	—	1,249

Borrowed money	25	75	—

Net deposits on deposit-type contracts funds	4,829	66	1,620

Other cash provided (applied)	(1,444)	1,742	(81)

Net cash from financing and other	3,410	1,883	2,788

NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	576	(1,833)	1,559

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	628	2,461	902

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$1,204	$628	$2,461

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-69

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Governors (“Board of Governors”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security. In addition, TIAA may otherwise engage in any business permitted under the New York Insurance Law for a domestic life stock insurance company, provided that such business supports this purpose, including without limitation by (i) enhancing the creditworthiness, financial strength and reputation of TIAA, (ii) providing all of the holders and beneficiaries of TIAA’s contracts and policies with benefits of scale, increased diversity in offered products and newly innovated products and (iii) providing for additional infrastructure and support to TIAA.

Note 2—significant accounting policies

Basis of presentation:

The financial statements of TIAA are presented on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

Under Regulation No. 172 (11 NYCRR 83), the Department did not adopt certain NAIC SAP guidance, specifically subparagraph 4.a. of SSAP No. 26R, Bonds, and the third sentence in footnote 1 of SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, to treat certain exchange traded funds (“ETFs”) designated by the Securities Valuation Office (“SVO”), (“SVO-Identified ETFs”), as qualifying for bond accounting treatment. Rather, the Department requires these SVO-identified ETFs to be reflected as equities under SSAP No. 30R, “Unaffiliated Common Stock”. However, if the ETF meets certain criteria, the asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) may be retained under SSAP No. 26R, and the ETF can be treated as a bond for the purpose of a domestic insurer’s risk based capital (“RBC”) report. The total balance of investment grade ETF holdings treated as equities as of December 31, 2022 and 2021, but treated as bonds for AVR, IMR and RBC, are $3,222 million and $3,647 million, respectively. This prescribed practice does not result in a difference to net income or capital and contingency reserves when compared to NAIC SAP.

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in millions)	NAIC SAP#	Financial Statement Line	2022	2021	2020

Net income, New York SAP			$(408)	$3,872	$604

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase in policy and contract reserves	(1)	(2)	(1)

Net income (loss), NAIC SAP			$(409)	$3,870	$603

Capital and surplus, New York SAP			$42,722	$42,973	$40,001

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	16	18	20

Non-conforming CTL’s reported on schedule D-1	INT 20-10	Bonds	—	—	419

Non-conforming CTL’s reported on schedule BA	INT 20-10	Other invested assets	—	—	(419)

Capital and surplus, NAIC SAP			$42,738	$42,991	$40,021

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11 NYCRR 98), Valuation of Life Insurance Reserves, Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

B-70	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

During 2020, the NAIC adopted certain prescribed accounting practices within Interpretation 2020-10, Reporting Nonconforming Credit Tenant Loans (“CTL”) (“INT 20-10”). Specifically, INT 20-10 provided limited exceptions that extended to October 1, 2021, which allowed nonconforming CTLs to continue to be treated as bonds rather than other invested assets, if they were previously filed with the SVO. During 2021, the NAIC amended the Purposes and Procedures Manual of the NAIC Investment Analysis Office (“P&P Manual”) to define that CTLs are specific to mortgage loans in scope of SSAP No. 37, Mortgage Loans, and clarify that security structures shall be assessed for accounting and reporting guidance in accordance with SSAP No. 26R, Bonds, and SSAP No. 43R, Loan Backed and Structured Securities, thus the reporting exceptions in INT 20-10 were no longer required.

The Company’s RBC as of December 31, 2022 and 2021 would not have triggered a regulatory event without the use of the New York SAP prescribed and permitted practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such other-than-temporary impairments are recorded to the Interest Maintenance Reserve (“IMR”);

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve (“AVR”), which is a component of surplus under NAIC SAP;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The IMR is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

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Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to significant risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

•

Revenue recognition for administrative service expense reimbursements are recognized as gross revenue and gross expense in the Statements of Operations when the Company is the principal in the transaction and where the Company controls the administrative services before transferring them to the customer. Under NAIC SAP, the administration expenses incurred are included in operating expenses and any offsetting reimbursements are netted against operating expenses.

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The Russian invasion of Ukraine has created significant uncertainty in the global financial markets and economies. The duration and extent of this uncertainty and the related impact over the long-term cannot be reasonably estimated at this time. While not currently expected to be material, TIAA will continue to monitor the impact on the Company’s business, results of operations, investments, and cash flows.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Contingency Reserves and the related Statements of Operations, Changes in Capital and Contingency Reserves, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. The principal for Treasury Inflation Protected Securities (“TIPS”) bonds is adjusted based on inflation and is recorded as an unrealized gain or loss and amortized over the remaining life of the security. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future

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continued

cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost basis, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair value of preferred stocks is determined using prices provided by independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss. Investment grade bond ETFs are accounted for as common stocks and are stated at fair value.

Investments in subsidiary, controlled and affiliated (“SCA”) entities are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus, and (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Amortized cost consists of the unpaid principal balance of the loans, net of unamortized premiums, discounts, and certain mortgage origination fees. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and it is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded. The Company makes investments in commercial real estate directly, through SCA entities and through real estate limited partnerships which are included in “Other invested assets.” The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing directly held real

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Teachers Insurance and Annuity Association of America

estate investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an impairment is required.

Other Invested Assets: Other invested assets primarily include investments in joint ventures, partnerships, and limited liability companies which are stated at cost, adjusted for the Company’s underlying equity percentage based on the respective entity’s most recent available audited US GAAP or International Financial Reporting Standards financial statements.

Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have a NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if an OTTI has occurred. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value, and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities greater than three months and less than or equal to one year at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Derivative Instruments: The Company designates its derivative transactions as hedging or replication transactions. Derivatives that qualify and are designated for hedge accounting are reported as assets or liabilities on the balance sheet and accounted for in a manner consistent with the hedged item. Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized in a manner consistent with the disposed hedged item.

Derivatives used in hedging relationships that do not qualify or are not designated for hedge accounting are carried at fair value. Changes in fair value are reported in surplus as net unrealized capital gains (losses). Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to IMR or AVR treatment.

Derivatives used in replication transactions are accounted for in a manner consistent with the cash instrument and the replicated asset. Accordingly, these derivatives are carried at amortized cost or fair value. Amortization of derivative premiums is reported as a component of net investment income. Swap coupon cash flows and income accruals are recorded as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to IMR or AVR treatment.

The Company monitors the unrealized loss position for replication credit default swaps. If it is determined that a decline in fair value is other than temporary, the cost basis will be written down to fair value and the amount of the write down is accounted for as a realized loss.

The Company does not offset the carrying values recognized in the balance sheet for derivatives executed with the same counterparty under the same master netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

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Separate Accounts: Separate accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are accounted for at fair value, except the TIAA Stable Value separate account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the balance sheet date. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the balance sheet date. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in millions):

	2022	2021	Change

Net deferred federal income tax asset	$2,781	$1,924	$857

Furniture and electronic data processing equipment	495	431	64

Invested assets	613	263	350

Prepaid expenses	168	142	26

Other	38	46	(8)

Total	$4,095	$2,806	$1,289

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

At December 31, the accumulated depreciation on EDP equipment, computer software, furniture and equipment and leasehold improvements is as follows (in millions):

	2022	2021

EDP equipment and computer software	$2,052	$2,029

Furniture and equipment and leasehold improvements	$148	$147

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet; the cash collateral received is reported on the balance sheet with an offsetting liability reported in “Other liabilities.”

Securities Lending Program: The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan. The cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability included in “Payable for collateral for securities loaned.” Securities lending income is recorded in the accompanying Statements of Operations in “Net investment income.”

Insurance and Annuity Premiums and Other Considerations: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity premiums and other considerations, including consideration on annuity product rollovers, are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus

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Teachers Insurance and Annuity Association of America

additional reserves (if any) necessitated by actuarial regulations. Funding agreements used in an investment spread capacity are also included within deposit-type contracts.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the general account and separate account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable general account and separate account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the general account, as well as any separate accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer. For bonds, excluding loan-back and structured securities, losses from other-than-temporary impairments are recorded entirely to either the AVR or the IMR in accordance with the nature of the impairment.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity non-participating contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) and recorded in December of each year. Dividends on pension annuity non-participating contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its includable insurance and non-insurance subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return. The tax allocation agreements are not applied to subsidiaries that are disregarded under federal tax law.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31 include the following (in millions):

	2022	2021	2020

Exchange/transfer/conversion/distribution of invested assets	$3,678	$2,137	$3,952

Annuity dividend additions	$2,099	$945	$1,606

Capitalized interest	$302	$398	$416

Interest credited on deposit-type contracts	$113	$30	$30

Application of new accounting pronouncements:

In May 2021, the NAIC adopted revisions to Interpretation 20-01 to adopt ASU 2021-01, Reference Rate Reform. This adoption allows an optional transitional expedient to continue existing hedging relationships when modifications are made due to reference rate reform. This guidance expired on December 31, 2022. The Company adopted the guidance and there was no material impact to its statutory-basis financial statements.

In November 2021, the NAIC adopted revisions to SSAP No. 43R, Loan Backed and Structured Securities. The revisions clarify that effective December 31, 2022, residual tranches or interest shall be reported as other invested assets. The Company adopted this guidance and the guidance did not have a material impact to its statutory-basis financial statements.

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In May 2022, the NAIC adopted revisions to SSAP No. 25, Affiliates and Other Related Parties and SSAP No. 43R, Loan Backed and Structured Securities. These revisions are intended to clarify the definition of control and create new financial statement reporting requirements for investment transactions with related parties within the investment reporting schedules within the Annual Reporting schedules. Changes to the schedules require reporting entities to identify if an investment involves a related party and, if so, the nature of the role of such related party in the investment. The Company adopted this guidance and the guidance did not have a material impact to its statutory-basis financial statements.

In August 2022, the NAIC adopted revisions to SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies. The revisions clarify that the audit of an entity utilizing the U.S. tax basis equity valuation exception shall occur at the investee level where the investee has a minor ownership interest (less than 10%) or lacks control as defined by the SSAP, and where audited U.S. GAAP basis financial statements are not available. The Company adopted this guidance and the guidance did not have a material impact to its statutory-basis financial statements.

In December 2022, the NAIC adopted certain accounting practices within Interpretation 2022-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act (the “Act”)—Corporate Alternative Minimum Tax (“CAMT”) (“INT 22-02”). The Act imposes a CAMT to the excess of 15% of a corporation’s adjusted financial statement income over its corporate alternative minimum tax foreign tax credit. The tax is effective for tax years beginning after 2022. INT 22-02 addresses the third quarter 2022 through first quarter 2023 transition accounting and reporting aspects of the new CAMT. Because of the timing of the adoption of the Act and the considerable number of unknown variables, a reasonable estimate for the calculations impacted by the CAMT is not determinable for 2022 year-end financial statements. INT 22-02 specifies that reporting entities shall not recognize impacts related to CAMT for 2022 year-end financial statements or as a subsequent event for any estimated CAMT, but shall make certain disclosures to discuss the Act’s applicability. See Note 9 for the disclosure.See Note 16 for the disclosure.

In December 2022, the NAIC adopted revisions to SSAP No. 25, Affiliates and Other Related Parties and SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities. The revisions identify foreign open-end investment funds as a fund in which ownership percentage is not deemed to reflect control unless the entity actually controls with the power to direct the underlying company. The Company adopted this guidance and the guidance did not have a material impact to its statutory-basis financial statements.

Note 3—long-term bonds, preferred stocks, and unaffiliated common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, is shown below (in millions).

	2022
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$17,563	$84	$(1,884)	$15,763

All other governments	4,092	57	(409)	3,740

States, territories and possessions	750	8	(21)	737

Political subdivisions of states, territories, and possessions	1,104	2	(137)	969

Special revenue and special assessment, non-guaranteed agencies and government	20,733	73	(2,442)	18,364

Credit tenant loans	496	2	(69)	429

Industrial and miscellaneous	145,976	791	(17,974)	128,793

Hybrids	523	26	(41)	508

Parent, subsidiaries and affiliates	—	—	—	—

Bank loans	11,003	45	(279)	10,769

Total	$202,240	$1,088	$(23,256)	$180,072

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	2021
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$20,035	$3,320	$(153)	$23,202

All other governments	4,418	428	(58)	4,788

States, territories and possessions	736	132	—	868

Political subdivisions of states, territories, and possessions	930	86	(1)	1,015

Special revenue and special assessment, non-guaranteed agencies and government	20,979	1,958	(12)	22,925

Credit tenant loans	10,999	1,353	(19)	12,333

Industrial and miscellaneous	130,766	12,216	(601)	142,381

Hybrids	497	91	(1)	587

Parent, subsidiaries and affiliates	285	—	(3)	282

Bank loans	8,072	57	(31)	8,098

Total	$197,717	$19,641	$(879)	$216,479

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where decline in value is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities are in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2022

Loan-backed and structured bonds	$42,632	$(4,245)	$38,387	$5,388	$(935)	$4,453

All other bonds	112,477	(13,344)	99,133	19,566	(4,565)	15,002

Total bonds	$155,109	$(17,589)	$137,520	$24,954	$(5,500)	$19,455

Unaffiliated common stocks	3,858	(697)	3,161	891	(156)	735

Preferred stocks	165	(49)	116	18	(18)	—

Total bonds and stocks	$159,132	$(18,335)	$140,797	$25,863	$(5,674)	$20,190

B-78	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2021

Loan-backed and structured bonds	$4,594	$(97)	$4,497	$1,087	$(100)	$987

All other bonds	17,138	(438)	16,700	4,845	(337)	4,508

Total bonds	$21,732	$(535)	$21,197	$5,932	$(437)	$5,495

Unaffiliated common stocks	698	(23)	675	111	(9)	102

Preferred stocks	13	(1)	12	22	(20)	2

Total bonds and stocks	$22,443	$(559)	$21,884	$6,065	$(466)	$5,599

Estimated fair values for bonds are subject to market fluctuations, including changes in interest rates. Generally, if interest rates increase, the value of bonds will decrease, and conversely a decline in general interest rates will tend to increase the value of bonds. During 2022, the rise in interest rates drove declines in the estimated fair values for bonds. Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed, asset-backed, and bond exchange traded fund securities are shown separately in the table below, as they are not due at a single maturity date (in millions):

	December 31, 2022		December 31, 2021
	Book/ Adjusted Carrying Value	Estimated Fair Value	Book/ Adjusted Carrying Value	Estimated Fair Value

Due in one year or less	$4,423	$4,437	$4,521	$4,561

Due after one year through five years	32,794	31,604	29,463	30,955

Due after five years through ten years	38,371	34,703	33,316	35,479

Due after ten years	87,532	73,622	77,232	88,305

Subtotal	163,120	144,366	144,532	159,300

Residential mortgage-backed securities	13,979	13,106	20,698	22,646

Commercial mortgage-backed securities	9,653	8,741	10,019	10,348

Asset-backed securities	15,488	13,859	22,468	24,185

Subtotal	39,120	35,706	53,185	57,179

Total	$202,240	$180,072	$197,717	$216,479

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-79

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Bond Diversification: The following table presents the diversification of the carrying values of long-term bond investments at December 31. Loan-backed and structured securities issued by the U.S. government are included in residential mortgage-backed securities and asset-backed securities.

	2022	2021

Other	12.5%	9.6%

Revenue and special obligations	12.0%	9.5%

Public utilities	10.6%	10.5%

Finance and financial services	10.6%	10.4%

Manufacturing	10.0%	9.8%

Services	8.4%	7.1%

Asset-backed securities	7.7%	11.4%

Residential mortgage-backed securities	6.9%	10.5%

U.S. governments	6.0%	5.0%

Commercial mortgage-backed securities	4.8%	5.1%

Real estate investment trusts	4.3%	4.4%

Communications	2.3%	2.1%

Oil and gas	2.2%	2.4%

All other governments	1.7%	2.2%

Total	100.0%	100.0%

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in millions):

	2022		2021

NAIC 1 and 2	$182,180	90.1%	$179,733	90.9%

NAIC 3 through 6	20,060	9.9	17,984	9.1

Total	$202,240	100.0%	$197,717	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2022 and 2021, the Company recognized OTTI on loan-backed and structured securities of $26 million and $14 million, respectively.

Other Disclosures: The following table represents the carrying amount of bonds and stocks denominated in a foreign currency as of December 31, (in millions):

	2022	2021

Carrying amount of bonds and stocks denominated in foreign currency	$5,317	$5,216

Carrying amount of bonds and stocks denominated in foreign currency which are collateralized by real estate	$892	$498

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The composition of the mortgage loan portfolio as of December 31, is as follows (in millions):

Loan Type	2022	2021

Commercial loans	$35,071	$34,281

Mezzanine loans	2,145	1,967

Residential loans	444	545

Total	$37,660	$36,793

The maximum and minimum lending rates for mortgage loans originated or purchased during 2022 and 2021 are as follows:

	2022		2021
Loan Type	Maximum	Minimum	Maximum	Minimum

Commercial loans	8.09%	2.39%	6.05%	1.40%

Mezzanine loans	10.32%	4.00%	4.70%	2.40%

B-80	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The maximum percentage of any one loan to the value (“LTV”) of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, originated or purchased during 2022 and 2021 are as follows:

	Maximum LTV
Loan Type	2022	2021

Commercial loans	90.8%	71.5%

Mezzanine loans	85.0%	74.6%

There were no residential mortgage loans originated or purchased during 2022 and 2021.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2022 and 2021 have been written down to net realizable values based upon independent appraisals of the collateral. For impaired mortgage loans where the impairments are deemed to be temporary, an allowance for credit losses is established.

Credit Quality

For commercial and mezzanine mortgage loans, the primary credit quality indicators are the loan-to-value ratio, debt service coverage ratio and delinquency. Loan-to-value-ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. Debt service coverage compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually. Delinquency is defined as a mortgage loan which is past due. Commercial mortgage loans more than 30 days past due are considered delinquent.

For residential mortgage loans, the Company’s primary credit quality indicator is performance versus non-performance. The Company generally defines nonperforming residential mortgage loans as those that are 90 or more days past due and/or on non-accrual status. Generally, nonperforming residential loans have a higher risk of experiencing a credit loss.

The credit quality of the recorded investment, which represents carrying value plus accrued interest, in commercial and mezzanine mortgage loans at December 31, are as follows (in millions):

	Recorded Investment—Commercial and Mezzanine
	Loan-to-value Ratios
2022	> 70%	< 70%	Total	% of Total

Debt service coverage ratios:

Greater than 1.20x	$4,744	$27,224	$31,968	85.5%

Less than 1.20x	2,616	2,543	5,159	13.8%

Construction	—	264	264	0.7%

Total	$7,360	$30,031	$37,391	100.0%

	Recorded Investment—Commercial and Mezzanine
	Loan-to-value Ratios
2021	> 70%	< 70%	Total	% of Total

Debt service coverage ratios:

Greater than 1.20x	$7,669	$24,283	$31,952	87.8%

Less than 1.20x	3,037	1,291	4,328	11.9%

Construction	—	127	127	0.3%

Total	$10,706	$25,701	$36,407	100.0%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-81

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans and identification of mortgage loans in which the Company is a participant or co-lender in a mortgage loan agreement as of December 31, (in millions):

		Residential		Commercial
2022	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

Recorded investment

Current	$—	$—	$439	$—	$35,233	$2,043	$37,715

30-59 days past due	$—	$—	$—	$—	$—	$—	$—

60-89 days past due	$—	$—	$2	$—	$—	$—	$2

90-179 days past due	$—	$—	$—	$—	$—	$115	$115

180+ days past due	$—	$—	$4	$—	$—	$—	$4

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$—	$5,079	$2,158	$7,237

		Residential		Commercial
2021	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

Recorded investment

Current	$—	$—	$545	$—	$34,430	$1,976	$36,951

30-59 days past due	$—	$—	$3	$—	$—	$—	$3

60-89 days past due	$—	$—	$—	$—	$—	$—	$—

90-179 days past due	$—	$—	$—	$—	$—	$—	$—

180+ days past due	$—	$—	$—	$—	$—	$—	$—

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$—	$5,200	$1,976	$7,176

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic distribution as of December 31:

	Mortgage Loans by Property Type (Commercial & Residential):
	2022	2021
	% of Total	% of Total

Office buildings	27.0%	27.5%

Apartments	25.0	24.7

Shopping centers	18.1	20.5

Industrial buildings	17.4	15.3

Other - commercial	10.7	10.5

Residential	1.8	1.5

Total	100.0%	100.0%

	Mortgage Loans by Geographic Distribution:
	2022		2021
	% of Total		% of Total
	Commercial	Residential	Commercial	Residential

Pacific	22.2%	39.4%	20.8%	38.0%

South Atlantic	17.3	15.6	19.2	16.9

Middle Atlantic	17.3	20.0	16.3	18.7

South Central	10.7	8.8	11.3	9.5

North Central	8.8	3.6	8.2	3.3

New England	8.2	6.1	7.5	6.4

Other	15.5	6.5	16.7	7.2

Total	100.0%	100.0%	100.0%	100.0%

B-82	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV

Pacific states are AK, CA, HI, OR and WA

South Central states are AL, AR, KY, LA, MS, OK, TN and TX

Middle Atlantic states are PA, NJ and NY

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI

New England states are CT, MA, ME, NH, RI and VT

Other comprises investments in Mountain states (AZ, CO, ID, MT, NV, NM, UT, and WY), Australia, Canada and United Kingdom.

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans are as follows (in millions):

	2022	2021
	Carrying Value	Carrying Value

Due in one year or less	$2,882	$2,169

Due after one year through five years	16,452	13,668

Due after five years through ten years	14,675	16,797

Due after ten years	3,651	4,159

Total	$37,660	$36,793

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed.

There were no amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates for the years ended December 31, 2022 or 2021.

Note 5—real estate

At December 31, 2022 and 2021, the Company’s directly owned real estate investments, were carried net of third party mortgage encumbrances. There were $691 million of third party mortgage encumbrances as of December 31, 2022, and $709 million for December 31, 2021.

The directly owned real estate portfolio is diversified by property type and geographic region based on carrying value at December 31, as follows:

	Directly Owned Real Estate by Property Type:
	2022	2021
	% of Total	% of Total

Industrial buildings	42.3%	45.4%

Apartments	26.0	23.8

Office buildings	24.2	23.7

Retail	2.8	2.9

Mixed-use projects	2.0	2.1

Land under development	1.5	0.9

Income-producing land	1.2	1.2

Total	100.0%	100.0%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-83

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	Directly Owned Real Estate by Geographic Region:
	2022	2021
	% of Total	% of Total

South Atlantic	29.1%	28.7%

Pacific	27.2	29.8

South Central	14.2	13.9

Mountain	13.7	11.0

Middle Atlantic	9.3	9.8

North Central	6.5	6.8

Total	100.0%	100.0%

Note 6—subsidiary, controlled and affiliated entities

The Company holds interests in SCA entities which are reported as common stock or other invested assets. The carrying value of investments in SCA entities at December 31, are shown below (in millions):

	2022	2021

Net carrying value of the SCA entities

Reported as common stock	$2,924	$5,137

Reported as other invested assets	24,550	22,920

Total net carrying value	$27,474	$28,057

Of the $24,550 million and $22,920 million of SCA entities reported as other invested assets as of December 31, 2022 and 2021, $5,004 million and $5,193 million were attributed to Nuveen, LLC, TIAA’s largest subsidiary, respectively.

On November 2, 2022, TIAA entered into an agreement to sell a majority of its common stock ownership of TIAA FSB Holdings, Inc. (“FSB”) to various third-party investors. FSB is a federally chartered savings and loan holding company. TIAA will retain a non-controlling stake and an ongoing business relationship in FSB after the sale is complete. Under the agreement, nearly all of FSB’s current assets and business lines will be acquired by the new ownership, with the exception of TIAA Trust. As a condition of sale, TIAA has agreed to purchase certain residential mortgage loans from FSB. The sale transaction is expected to close in the second half of 2023, subject to regulatory approval.

The sale is expected to generate a loss to the Company; accordingly, the Company recorded an impairment loss of $1.3 billion for the year ended December 31, 2022, attributable to the remeasurement of the Company’s investment in FSB from carrying value to fair value. The impairment loss and a release of accumulated unrealized capital gains was offset by a reduction of the asset valuation reserve associated with the Company’s investment in FSB, which is recorded in the change in asset valuation reserve on the Statements of Changes in Capital and Contingency Reserves for the year ended December 31, 2022. The net reduction to capital and contingency reserves is $0.3 billion.

The fair value of the Company’s investment in FSB was based on the agreed-upon sales price, adjusted to include the fair value of retained businesses discussed above. The actual loss will depend on the timing of executing certain conditions of the agreement and the related market inputs at that time.

As of December 31, 2022 and 2021, no investment in a SCA entity exceeded 10% of the Company’s admitted assets, and the Company does not have any investment in foreign insurance subsidiaries. The following tables provide information on the Company’s significant investments in non-insurance SCA entities reported as common stock, as well as information received from the NAIC in response to the filing of the common stock investments as of December 31 (in millions):

	2022
SCA Entities	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

TIAA FSB Holdings, Inc.	100%	$2,006	$2,006	$—

	2022
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N

TIAA FSB Holdings, Inc.	Sub-2	6/22/2022	$3,503	Y	N

B-84	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	2021
SCA Entities	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

TIAA FSB Holdings, Inc.	100%	$3,503	$3,503	$—

	2021
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N

TIAA FSB Holdings, Inc.	Sub-2	9/16/2021	$3,141	Y	N

The Company holds an interest in TIAA-CREF Life Insurance Company (“TIAA Life”), an insurance SCA entity, for which the audited statutory equity reflects NYDFS departures from NAIC SAP as noted below.

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The Department requires in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The Department prescribed a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving, effective December 31, 2020, that the reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

The following table provides the monetary effect on net income and surplus as a result of using NYDFS prescribed accounting practices that differed from NAIC SAP, the amount of the investment in the insurance SCA per audited statutory equity and amount of the investment if the insurance SCA had completed statutory financial statements in accordance with NAIC SAP (in millions):

	2022
	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

TIAA Life	$—	$7	$890	$897

*	Per NAIC SAP (without permitted or prescribed practices)

	2021
	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

TIAA Life	$—	$7	$835	$842

*	Per NAIC SAP (without permitted or prescribed practices)

During 2022 and 2021, had TIAA Life not departed from NAIC SAP a regulatory event would not have been triggered due to risk based capital.

The Company held no bonds of affiliates at December 31, 2022. As of December 31, 2021 the Company held $285 million.

As of December 31, 2022 and 2021, the net amount due to SCA entities was $419 million and $561 million, respectively. The net amounts are generally settled on a daily or monthly basis. These balances are reported in “Other assets” and “Other liabilities.” The Company has a subsidiary deposit program which allows certain subsidiaries the ability to deposit excess cash with the Company and earn daily interest. The deposits from this program are included in the net amount due to SCA entities and were $580 million and $835 million as of December 31, 2022 and 2021, respectively.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach as defined in SSAP 97, Investments in Subsidiary, Controlled and Affiliated Entities. The financial statements for the downstream non-insurance holding companies are not audited and the Company has limited the value of its investment in these non-insurance holding companies. All liabilities, commitments, contingencies, guarantees or obligations of

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-85

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements. The Company’s carrying value in these downstream non-insurance holding companies is $9,252 million and $7,754 million as of December 31, 2022 and 2021, respectively. Significant holdings as of December 31, are as follows (in millions):

	2022	2021
Subsidiary	Carrying Value	Carrying Value

TIAA Infrastructure Investments, LLC	$1,033	$595

TIAA Global Ag Holdco LLC	1,001	981

ND Properties LLC	622	—

T-C Europe, LP	556	606

TIAA Super Regional Mall Member Sub LLC	503	534

Occator Agricultural Properties, LLC	428	456

TGA APAC Fund Holdings, LLC	385	292

NGFF Holdco, LLC	306	302

T-C Lux Fund Holdings LLC	285	338

T-C MV Member LLC	255	316

TGA MKP Member LLC	202	202

NGTF Holdco LLC	200	—

TGA European RE Holdings I LLC	188	81

TGA Sparrow Investor LLC	181	83

T-C Waterford Blue Lagoon LLC	181	182

TIAA GTR Holdco LLC	180	170

TIAA-Stonepeak Investments II, LLC	155	139

TIAA-Stonepeak Investments I, LLC	155	150

TGA JL MCF II Investor Member LLC	142	—

730 Transmission, LLC	120	77

TGA SS Self Storage Portfolio Inv Mbr LLC	119	140

L.A. Teak Holdings, LLC	112	69

730 Data Centers, LLC	106	39

TGA Central Square Investor Member LLC	102	57

TEFF Holdco LLC	89	111

730 Power Development, LLC	86	114

TGA FC Investor Member LLC	82	69

T-C SV Member LLC	79	—

TGA EastRidge Investor Member LLC	78	78

TGA PC MCF Investor Member LLC	67	78

Other	1,254	1,495

Total	$9,252	$7,754

Note 7—other invested assets

The components of the Company’s carrying value in Other invested assets are (in millions):

	2022	2021

Affiliated other invested assets	$24,550	$22,920

Unaffiliated other invested assets	11,677	10,835

Receivables for securities, derivative collateral and line of credit	784	507

Total other invested assets	$37,011	$34,262

B-86	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

As of December 31, 2022 and 2021, affiliated other invested assets consist primarily of investments through downstream legal entities in the following (in millions):

	2022	2021

Real estate	$9,168	$8,178

Operating subsidiaries and affiliates	5,272	5,474

Investment subsidiaries	3,550	3,648

Agriculture and timber	4,581	4,177

Energy and infrastructure	1,979	1,443

Total affiliated other invested assets	$24,550	$22,920

Of the $5,272 million and $5,474 million of operating subsidiaries and affiliates as of December 31, 2022 and 2021, $5,004 million and $5,193 million were attributed to Nuveen, LLC, TIAA’s largest subsidiary, respectively.

As of December 31, 2022 and 2021, unaffiliated other invested assets consist primarily of joint ventures.

The following table presents the OTTI recorded for the years ended December 31, (in millions) for other invested assets for which the carrying value is not expected to be recovered:

	2022	2021	2020

Operating Subsidiaries	$842	$407	$81

All Other	197	217	406

OTTI	$1,039	$624	$487

The following table presents the carrying value for other invested assets denominated in foreign currency for the years ended December 31, (in millions):

	2022	2021

Other invested assets denominated in foreign currency	$868	$808

Note 8—investments commitments

The outstanding obligation for future investments at December 31, 2022, is shown below by asset category (in millions):

	2023	In later years	Total Commitments

Bonds	$1,441	$2,006	$3,447

Mortgage loans	858	—	858

Real estate	116	8	124

Other invested assets	3,713	6,602	10,315

Total	$6,128	$8,616	$14,744

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers and the funding of real estate and commercial mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. The funding of residential mortgage loan commitments is contingent upon the loan meeting specified guidelines including property appraisal reviews and confirmation of borrower credit. For other invested assets, primarily fund investments, there are scheduled capital calls that extend into future years.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-87

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in millions):

	2022	2021	2020

Bonds	$8,649	$8,667	$8,772

Stocks	281	231	121

Mortgage loans	1,482	1,429	1,388

Real estate	409	382	333

Derivatives	270	215	204

Other invested assets	2,612	3,274	2,022

Cash, cash equivalents and short-term investments	9	—	3

Total gross investment income	13,712	14,198	12,843

Less investment expenses	(1,240)	(1,070)	(1,064)

Net investment income before amortization of IMR	12,472	13,128	11,779

Plus amortization of IMR	532	414	380

Net investment income	$13,004	$13,542	$12,159

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31, are as follows (in millions):

	2022	2021	2020

Bonds	$(347)	$832	$1,382

Stocks	(1,336)	45	46

Mortgage loans	(5)	(6)	—

Real estate	(1)	204	27

Derivatives	459	152	1

Other invested assets	(1,219)	(633)	(538)

Cash, cash equivalents and short-term investments	(87)	(23)	10

Total before capital gains taxes and transfers to IMR	(2,536)	571	928

Transfers to IMR	(78)	(923)	(1,678)

Net realized capital losses less capital gains taxes, after transfers to IMR	$(2,614)	$(352)	$(750)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31, (in millions):

	2022	2021	2020

Other-than-temporary impairments:

Bonds	$239	$100	$261

Stocks	1,403	52	67

Mortgage Loans	—	—	1

Real estate	4	—	—

Other invested assets	1,039	624	487

Total	$2,685	$776	$816

Information related to the sales of long-term bonds are as follows for the years ended December 31, (in millions):

	2022	2021	2020

Proceeds from sales	$17,993	$17,488	$13,528

Gross gains on sales	$482	$1,064	$1,656

Gross losses on sales	$541	$174	$71

The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. In accordance with the Company’s valuation and impairment process, the investments which are deemed held for sale will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

B-88	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Note 10—disclosures about fair value of financial instruments

Fair Value of Financial Instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using a discounted cash flow analysis, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

Net Asset Value (“NAV”) practical expedient—TIAA has elected the NAV practical expedient for certain investments held by its separate account. These investments are excluded from the valuation hierarchy, as these investments are fair valued using their net asset value as a practical expedient since market quotations or values from independent pricing services are not readily available. The separate account assets that have elected the NAV practical expedient represent investments in limited partnerships and limited liability companies that invest in real estate properties. The fair value, determined by the NAV practical expedient, of these assets were $893 million and $812 million for the years ended December 31, 2022 and 2021, respectively, and total unfunded commitments were $290 million and $321 million for the years ended December 31, 2022 and 2021, respectively. For these investments, redemptions are prohibited prior to liquidation.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-89

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The following table provides information about the aggregate fair value of the Company’s financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV, at December 31, 2022 (in millions):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV

Assets:

Bonds	$180,072	$202,240	$—	$177,587	$2,485	$—

Common stock(1)	4,587	4,587	3,876	200	511	—

Preferred stock	382	406	9	240	133	—

Mortgage loans	34,757	37,660	—	—	34,757	—

Derivatives	1,749	1,920	—	987	762	—

Other invested assets(1)	245	244	—	245	—	—

Contract loans	731	731	—	—	731	—

Separate account assets	50,137	50,382	16,452	4,332	28,460	893

Cash, cash equivalents & short term investments	1,204	1,204	427	776	1	—

Total	$273,864	$299,374	$20,764	$184,367	$67,840	$893

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV

Liabilities:

Deposit-type contracts	$8,294	$8,294	$—	$—	$8,294	$—

FHLB debt	100	100	—	—	100	—

Separate account liabilities	50,247	50,247	—	—	50,247	—

Derivatives	295	327	—	278	17	—

Total	$58,936	$58,968	$—	$278	$58,658	$—

(1)	Excludes investments accounted for under the equity method.

The following table provides information about the aggregate fair value of the Company’s financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, 2021 (in millions):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV

Assets:

Bonds	$216,479	$197,717	$—	$212,612	$3,867	$—

Common stock(1)	4,528	4,528	4,143	54	331	—

Preferred stock	372	345	12	200	160	—

Mortgage loans	37,959	36,793	—	—	37,959	—

Derivatives	828	1,070	—	81	747	—

Other invested assets(1)	95	76	—	95	—	—

Contract loans	1,095	1,095	—	—	1,095	—

Separate account assets	51,325	51,255	19,839	4,867	25,807	812

Cash, cash equivalents & short term investments	628	628	88	540	—	—

Total	$313,309	$293,507	$24,082	$218,449	$69,966	$812

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV

Liabilities:

Deposit-type contracts	$3,355	$3,355	$—	$—	$3,355	$—

FHLB debt	75	75	—	—	75	—

Separate account liabilities	51,152	51,152	—	—	51,152	—

Derivatives	188	221	—	190	(2)	—

Total	$54,770	$54,803	$—	$190	$54,580	$—

(1)	Excludes investments accounted for under the equity method.

The estimated fair values of the financial instruments presented above are determined by the Company using market information available as of December 31, 2022 and 2021. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates

B-90	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

presented are not necessarily indicative of the amounts the Company could realize in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock, preferred stock, and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies, exchange listed equities, and public real estate investment trusts. Bond ETFs are classified as common stock and are valued using quoted market prices. Cash included in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, commodity forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Other invested assets in Level 2 include surplus notes that are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Additionally, for residual tranches or interests, valuation may be based on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Separate account assets in Level 2 consist principally of short-term government agency notes and corporate bonds.

Cash equivalents, short term investments and common stock included in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds and cash, cash equivalents, and short-term investments included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded common equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment. Included in Level 3 common stock is the Company’s holdings in the Federal Home Loan Bank of New York (“FHLBNY”) stock as described in Note 18 -FHLBNY Membership and Borrowings. As prescribed in the FHLBNY’s capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased, or transferred at par value. Since there is not an observable market for the FHLBNY’s stock, these securities have been classified as Level 3.

Preferred shares are valued using valuation and discounted cash flow models that require a substantial level of judgment.

Mortgage loans are valued using discounted cash flow models that utilize inputs which include loan and market interest rates, credit spreads, the nature and quality of underlying collateral and the remaining term of the loans.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-91

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Derivatives assets classified as Level 3 represent structured financial instruments that rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be corroborated by observable market data. Significant inputs that are unobservable generally include references to inputs outside the observable portion of credit curves or other relevant market measures. These unobservable inputs require significant management judgment or assumptions. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which is determined to be its fair value, and are classified as Level 3.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent NAV of the partnership.

Separate account liabilities are accounted for at fair value, except the TIAA Stable Value separate account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

FHLB debt provides additional liquidity to the Company to support general business operations. FHLB debt held by the Company is generally comprised of short term advances and is reflected as borrowed money within the Company’s financial statements. Borrowings outstanding at December 31, 2022 had maturity dates less than three business days from the reporting date. Accordingly, the fair value of the debt is valued using the par value, which approximates fair value.

Deposit-type contracts include funding agreements used in an investment spread capacity. Fair value of funding agreements is determined by discounted cash flow analysis using funding agreement interest rates as of the reporting date. Other deposit-type contracts are valued based on the accumulated account value, which approximates fair value. All deposit-type contracts are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the aggregate fair value for financial instruments measured and reported at fair value and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, (in millions):

	2022
	Level 1	Level 2	Level 3	NAV	Total

Assets at fair value:

Bonds

U.S. Government	$—	$1,235	$—	$—	$1,235

Industrial and miscellaneous	—	77	—	—	77

Total bonds	$—	$1,312	$—	$—	$1,312

Common stock

Industrial and miscellaneous	$3,876	$200	$511	$—	$4,587

Total common stocks	$3,876	$200	$511	$—	$4,587

Preferred stock	$9	$23	$66	$—	$98

Total preferred stocks	$9	$23	$66	$—	$98

Derivatives

Interest rate contracts	$—	$—	$—	$—	$—

Foreign exchange contracts	—	846	—	—	846

Total derivatives	$—	$846	$—	$—	$846

Separate accounts assets	$16,432	$1,590	$28,460	$893	$47,375

Total assets at fair value	$20,317	$3,971	$29,037	$893	$54,218

Liabilities at fair value:

Derivatives

Interest rate contracts	$—	$90	$—	$—	$90

Foreign exchange contracts	—	168	—	—	168

Total liabilities at fair value	$—	$258	$—	$—	$258

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continued

	2021
	Level 1	Level 2	Level 3	NAV	Total

Assets at fair value:

Bonds

U.S. Government	$—	$1,884	$—	$—	$1,884

Industrial and miscellaneous	—	213	22	—	235

Total bonds	$—	$2,097	$22	$—	$2,119

Common stock

Industrial and miscellaneous	$4,143	$54	$331	$—	$4,528

Total common stocks	$4,143	$54	$331	$—	$4,528

Preferred stock	$12	$85	$83	$—	$180

Total preferred stocks	$12	$85	$83	$—	$180

Derivatives

Interest rate contracts	$—	$12	$—	$—	$12

Foreign exchange contracts	—	375	—	—	375

Total derivatives	$—	$387	$—	$—	$387

Separate accounts assets	$19,820	$2,216	$25,807	$812	$48,655

Total assets at fair value	$23,975	$4,839	$26,243	$812	$55,869

Liabilities at fair value:

Derivatives

Foreign exchange contracts	$—	$122	$—	$—	$122

Credit default swaps	—	1	—	—	1

Total liabilities at fair value	$—	$123	$—	$—	$123

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2022 (in millions):

	Balance at 1/1/2022	Transfers into Level 3	Transfers out of Level 3	Total gains & (losses) included in Net Income	Total gains & (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2022

Bonds	$22	$—	$(24)[a]	$(3)	$2	$—	$3	$—	$—	$—

Common stock	331	—	—	8	22	9,328	—	(9,178)	—	511

Preferred stock	83	—	—	(9)	(7)	—	—	(1)	—	66

Separate account assets	25,807	—	—	(1,653)	3,236	1,461	—	(621)	230	28,460

Total	$26,243	$—	$(24)	$(1,657)	$3,253	$10,789	$3	$(9,800)	$230	$29,037

(a)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2021 (in millions):

	Beginning balance at 1/1/2021	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021

Bonds	$90	$7	[a]	$(43)[c]	$3	$7	$—	$1	$(29)	$(14)	$22

Common stock	315	—		—	43	36	6,199	—	(6,262)	—	331

Preferred stock	92	90	[b]	—	(8)	3	1	—	(95)	—	83

Separate account assets	22,296	—		—	191	3,216	1,421	—	(1,216)	(101)	25,807

Total	$22,793	$97		$(43)	$229	$3,262	$7,621	$1	$(7,602)	$(115)	$26,243

(a)	The Company transferred bonds into Level 3 that were measured and reported at fair value.
(b)	The Company transferred preferred stocks into Level 3 that were measured and reported at fair value.
(c)	The Company transferred preferred stocks out of Level 3 that were not measured and reported at fair value.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-93

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Quantitative information regarding level 3 fair value measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2022 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Equity securities:

Common stock	$511	Market comparable	Earnings before interest, taxes, depreciation and amortization ("EBITDA") multiple	6.6x–13.7x	10.3x

		Equity method	Book value multiple	1.0x	1.0x

		Market comparable	Credit analysis/market comparable	$121.8	$121.8

		Market comparable	Price-to-book multiple	2.5x	2.5x

		Market comparable	Revenue Multiple	8.4x	8.4x

Preferred stock	$66	Market comparable	EBITDA multiple	8.7x	8.7x

		Market comparable	Price-to-book multiple	2.5x	2.5x

		Market comparable	Market Yield	12.4%	12.4%

Separate account assets:

Real estate properties and real estate joint ventures	$28,399

		Income approach—discounted cash flow	Discount rate	6.0%–9.0%	7.1%

Office properties			Terminal capitalization rate	4.8%–8.5%	5.8%

		Income approach—direct capitalization	Overall capitalization rate	4.3%–8.0%	5.4%

		Income approach—discounted cash flow	Discount rate	5.8%–8.0%	6.6%

Industrial properties			Terminal capitalization rate	4.3%–7.0%	5.0%

		Income approach—direct capitalization	Overall capitalization rate	1.8%–6.0%	4.3%

		Income approach—discounted cash flow	Discount rate	5.5%–7.0%	6.1%

Residential properties			Terminal capitalization rate	4.3%–5.8%	4.7%

		Income approach—direct capitalization	Overall capitalization rate	3.5%–5.0%	4.1%

Retail properties		Income approach—discounted cash flow	Discount rate	6.0%–11.5%	7.3%

			Terminal capitalization rate	5.3%–8.8%	6.0%

		Income approach—direct capitalization	Overall capitalization rate	4.5%–8.5%	5.4%

Hotel properties		Income approach—discounted cash flow	Discount rate	10.0%	10.0%

			Terminal capitalization rate	8.0%	8.0%

		Income approach—direct capitalization	Overall capitalization rate	7.5%	7.5%

Separate account real estate assets include the values of the related mortgage loans payable in the table below:

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Mortgage loans payable	$(2,070)

Office properties		Discounted cash flow	Loan-to-value ratio	35.4%–64.3%	48.7%

			Equivalency rate	3.7%–7.0%	6.0%

			Loan-to-value ratio	35.4%–64.3%	48.7%

		Net present value	Weighted average cost of capital risk premium multiple	1.1–1.3	1.2

Industrial properties		Discounted cash flow	Loan-to-value ratio	27.8%–37.0%	31.4%

			Equivalency rate	5.7%–6.1%	5.9%

			Loan-to-value ratio	27.8%–37.0%	31.4%

		Net present value	Weighted average cost of capital risk premium multiple	1.1–1.1	1.1

Residential properties		Discounted cash flow	Loan-to-value ratio	24.8%–66.4%	39.0%

			Equivalency rate	5.6%–6.4%	6.0%

			Loan-to-value ratio	24.8%–66.4%	39.0%

		Net present value	Weighted average cost of capital risk premium multiple	1.1–1.3	1.1

B-94	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Retail properties		Discounted cash flow	Loan-to-value ratio	44.8%–74.6%	47.2%

			Equivalency rate	5.5%–6.3%	5.7%

			Loan-to-value ratio	44.8%–74.6%	47.2%

		Net present value	Weighted average cost of capital risk premium multiple	1.1–1.3	1.2

Separate account real estate assets include the values of the related loan receivable in the table below:

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Loan receivable	$1,489

Office properties		Discounted cash flow	Loan-to-value ratio	40.0–105.0%	69.7%

			Equivalency rate	5.5%–13.2%	8.7%

Industrial properties		Discounted cash flow	Loan-to-value ratio	49.5%–66.0%	57.8%

			Equivalency rate	5.3%–9.8%	6.4%

Residential properties		Discounted cash flow	Loan-to-value ratio	36.4%–76.1%	45.4%

			Equivalency rate	5.5%–8.6%	7.0%

Retail properties		Discounted cash flow	Loan-to-value ratio	54.9%–104.5%	80.1%

			Equivalency rate	7.3%–18.2%	10.2%

Separate account real estate assets include the values of the real estate operating business in the table below:

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Real estate operating business	$642

		Discounted cash flow	Discount rate	9.8%	9.8%

			Terminal growth rate	7%	7%

		Market approach	EBITDA multiple	31.3x	31.3x

Additional qualitative information on fair valuation process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The procedures and framework for fair value methodologies are approved by the TIAA Valuation Committee. The Risk Management Valuation group is responsible for the determination of fair value in accordance with the procedures and framework approved by the TIAA Valuation Committee.

Risk Management Valuation (1) compares price changes between periods to current market conditions, (2) compares trade prices of securities to fair value estimates, (3) compares prices from multiple pricing sources, and (4) performs ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. Risk Management Valuation determines if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparables, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, third party appraiser, reviewed by the Company’s internal appraisal staff and as applicable, the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-95

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

Mortgage loans payable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

The loans receivable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral) and the credit quality of the counterparty. The Real Estate Account continues to use the revised value after valuation adjustments for the loan receivable to calculate the Account’s daily NAV until the next valuation review.

Note 11—restricted assets

The following tables provide information on the amounts and nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31, (in millions):

	2022
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$1,328	$—	$4	$—	$1,332	$2,251	$(919)	$—	$1,332	0.38%	0.38%

FHLB capital stock	369	—	—	—	369	186	183	—	369	0.10%	0.11%

On deposit with states	16	—	—	—	16	16	—	—	16	—	—

Pledged as collateral to FHLB (including assets backing funding agreements)	8,780	—	—	—	8,780	2,139	6,641	—	8,780	2.49%	2.52%

Pledged as collateral not captured in other categories	31	—	—	—	31	63	(32)	—	31	0.01%	0.01%

Other restricted assets	—	—	45	—	45	25	20	—	45	0.01%	0.01%

Total restricted assets	$10,524	$—	$49	$—	$10,573	$4,680	$5,893	$—	$10,573	2.99%	3.03%

	2021
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$2,247	$—	$4	$—	$2,251	$365	$1,886	$—	$2,251	0.65%	0.66%

FHLB capital stock	186	—	—	—	186	181	5	—	186	0.05%	0.05%

On deposit with states	16	—	—	—	16	17	(1)	—	16	0.01%	0.01%

Pledged as collateral to FHLB (Including assets backing funding agreements)	2,139	—	—	—	2,139	1,990	149	—	2,139	0.62%	0.62%

Pledged as collateral not captured in other categories	63	—	—	—	63	269	(206)	—	63	0.02%	0.02%

Other restricted assets	—	—	25	—	25	23	2	—	25	0.01%	0.01%

Total restricted assets	$4,651	$—	$29	$—	$4,680	$2,845	$1,835	$—	$4,680	1.36%	1.37%

The pledged as collateral not captured in other categories represents derivative collateral the Company has pledged and collateral pledged associated with forward loan purchase agreements.

B-96	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The other restricted assets represents preferred stocks held within the general account for which the transfer of ownership was restricted by contractual requirements and real estate deposits held within separate accounts.

The following tables provide the collateral received and reflected as assets by the Company and the recognized obligation to return collateral assets as of December 31, (in millions):

	2022
Collateral Assets	Book/Adjusted Carrying Value (“BACV”)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets

General Account:

Cash, cash equivalents and short-term investments	$1,403	$1,403	0.46%	0.47%

Securities lending collateral assets	1,328	1,328	0.44%	0.45%

Total General Account Collateral Assets	$2,731	$2,731	0.90%	0.92%

Separate Account:

Securities lending collateral assets	$4	$4	0.01%	0.01%

Total Separate Account Collateral Assets	$4	$4	0.01%	0.01%

	2022
	Amount	% of Total Liabilities

Recognized Obligation to Return Collateral Asset (General Account)	$2,731	1.07%

Recognized Obligation to Return Collateral Asset (Separate Account)	$4	0.01%

	2021
Collateral Assets	Book/Adjusted Carrying Value (“BACV”)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets

General Account:

Cash, cash equivalents and short-term investments	$773	$773	0.26%	0.27%

Securities lending collateral assets	2,247	2,247	0.76%	0.77%

Total General Account Collateral Assets	$3,020	$3,020	1.02%	1.04%

Separate Account:

Securities lending collateral assets	$4	$4	0.01%	0.01%

Total Separate Account Collateral Assets	$4	$4	0.01%	0.01%

	2021
	Amount	% of Total Liabilities

Recognized Obligation to Return Collateral Assets (General Account)	$3,020	1.21%

Recognized Obligation to Return Collateral Asset (Separate Account)	$4	0.01%

The Company receives primarily cash collateral for derivatives. The Company reinvests the cash collateral or uses the cash for general corporate purposes.

Note 12—derivative financial instruments

The Company uses derivative instruments for economic hedging and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. The Company does not enter into derivative financial instruments with financing premiums.

Counterparty and Credit Risk: Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-97

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis.

The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to OTC transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, are put in place with a majority of the Company’s derivative OTC-bilateral counterparties. The CSAs allow the Company’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. As of December 31, 2022 and 2021, counterparties pledged $1,403 million and $773 million, respectively, of cash collateral and margin to the Company.

The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2022 and 2021, the Company pledged the following collateral and margin to its counterparties (in millions):

	December 31,
	2022	2021

Cash collateral and margin	$11	$3

Securities collateral and margin	$8	$47

The amount of accounting loss the Company will incur if any party to the derivative contract fails completely to perform according to the terms of the contract and the collateral or other security, if any, for the amount due proved to be of no value to the Company is equal to the gross asset value and accrued interest receivable of all derivative contracts which, as of December 31, 2022 and 2021, were $2,052 million and $1,172 million, respectively.

Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating falls below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination requires immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features in a liability position on December 31, 2022 and 2021 were $11 million and $67 million, respectively, for which the Company posted collateral of $20 million and $57 million, respectively, through the normal course of business.

Derivative Types: The Company utilizes the following types of derivative financial instruments and strategies within its portfolio:

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to economically hedge against the effect of interest rate fluctuations on certain variable interest rate bonds and other commitments. The Company does not apply hedge accounting for these derivatives instruments.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. The Company applies hedge accounting to certain of these derivatives instruments and fair value accounting to the majority of these derivatives instruments.

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. The Company does not apply hedge accounting for these derivatives instruments.

Purchased Credit Default Swap Contracts: The Company purchases credit default swaps to hedge against unexpected credit events on selective investments held in the Company’s investment portfolio. The Company pays a periodic fee in exchange for the right to put the underlying investment back to the counterparty at par upon a credit event by the underlying referenced issuer. Credit events are typically defined as bankruptcy, failure to pay, or certain types of restructuring. The Company does not apply hedge accounting for these derivatives instruments.

Written Credit Default Swaps used in Replication Transactions: Credit default swaps are used by the Company in conjunction with long-term bonds as replication synthetic asset transactions (“RSAT”). RSATs are derivative transactions (the derivative component) established concurrently with other investments (the cash component) in order to “replicate” the investment characteristics of another permissible instrument (the reference entity). The Company sells credit default swaps on single name corporate or sovereign credits, credit indices, or credit index tranches and provides credit default protection to the buyer. Events or circumstances that would require the Company to perform under a written credit default swap may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, debt restructuring, or default. The Company does not apply hedge accounting for these derivatives instruments.

B-98	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Asset Swap Contracts: The Company enters into asset swap contracts to hedge against inflation risk associated with its U.S. Treasury Inflation Protected Securities (TIPS). The Company also uses asset swap contracts in certain RSATs. For hedges of its TIPS, the Company pays all cash flows received from the TIPS security to the counterparty in exchange for fixed interest rate coupon payments. The Company applies hedge accounting for asset swaps used in hedging transactions, and does not apply hedge accounting for asset swaps used in RSATs.

Total Return Swap Contracts: The Company enters into total return swap contracts in conjunction with long-term bonds as part of its RSAT strategy. The Company does not apply hedge accounting for these derivatives instruments.

Commodity Forward Contracts: The Company enters into forward contracts to sell crude oil at a specified price on a specified future date in order to economically hedge against the effect of fluctuations in crude oil prices on certain equity investments held in its investment portfolio. The Company does not apply hedge accounting for these derivatives instruments.

The table below illustrates the change in net unrealized capital gains and losses and realized capital gains and losses from derivative instruments. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes (in millions):

	December 31, 2022		December 31, 2021		December 31, 2020
Qualifying hedge relationships	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)

Foreign currency swap	$296	$11	$116	$(2)	$(133)	$(1)

Total qualifying hedge relationships	$296	$11	$116	$(2)	$(133)	$(1)

Non-qualifying hedge relationships

Commodity forwards	—	—	—	—	—	—

Foreign currency swaps	476	33	216	5	(253)	112

Foreign currency forwards	(37)	412	134	123	(76)	(125)

Interest rate contracts	(103)	—	(8)	—	9	—

Purchased credit default swaps	—	—	—	—	—	—

Total non-qualifying hedge relationships	$336	$445	$342	$128	$(320)	$(13)

Derivatives used for other than hedging purposes	—	3	—	26	—	15

Total derivatives	$632	$459	$458	$152	$(453)	$1

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.

2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.

3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The Company will record an other-than-temporary impairment loss on a derivative position if an existing condition or set of circumstances indicates there is a limited ability to recover an unrealized loss.

The Company enters into replication transactions whereby credit default swaps have been written by the Company on credit indices, credit index tranches, or single name corporate or sovereign credits. Credit index positions represent replications where credit default swaps have been written by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. Index positions also represent replications where credit default swaps have been written by the Company on the Dow Jones North American High Yield Series of indexes (DJ.NA.HY). Each index is comprised of 100 high yield credits domiciled in North America and represents a broad exposure to the high yield corporate market.

The Company writes contracts on the “Senior” tranche of the Dow Jones North American Investment Grade Index Series 25, 27, 29, 31 and 33, 35 and 37 (DJ.NA.IG.25, DJ.NA.IG.27, DJ.NA.IG.29, DJ.NA.IG.31, DJ.NA.IG.33, DJ.NA.IG.35 and DJ.NA.IG37, respectively), whereby the Company is obligated to perform should the default rates of each index fall between 7%-15%. The Company also writes contracts on the “Super Senior” tranche of the Dow Jones North American High Yield Index Series 27, 31, 33, 35,and 37 (DJ.NA.HY.27, DJ.NA.HY.31, DJ.NA.HY.33, DJ.NA.HY.35 and DJ.NA.HY.37 respectively), whereby the Company is obligated to perform

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-99

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

should the default rates of each index fall between 35%-100%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts.

Information related to the credit quality of replication positions involving credit default swaps appears below. The values below are listed in order of their NAIC credit designation, with a designation of 1 having the highest credit quality based on the underlying asset referenced by the credit default swap (in millions):

		December 31, 2022			December 31, 2021
	Referenced Credit Obligation	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity

RSAT NAIC Designation

1 Highest quality	Single name credit default swaps	$—	$—	—	$—	$—	—

	Credit default swaps on indices	12,533	744	4	11,007	740	4
	Subtotal	12,533	744	4	11,007	740	4

2 High quality	Single name credit default swaps	—	—	—	—	—	—

	Credit default swaps on indices	5	1	4	96	9	2
	Subtotal	5	1	4	96	9	2

3 Medium quality	Single name credit default swaps	—	—	—	—	—	—

	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	—	—	—	—	—	—

Total		$12,538	$745	8	$11,103	$749	6

The table below illustrates derivative asset and liability positions held by the Company, including notional amounts, carrying values and estimated fair values. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Hedging instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes.

		Summary of Derivative Positions
		(in millions)
		December 31, 2022			December 31, 2021
Qualifying Hedge Relationships		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV

Asset swaps	Assets	$—	$—	$—	$—	$—	$—

	Liabilities	1,210	—	(266)	1,210	—	(423)

Foreign currency swaps	Assets	3,561	292	421	1,358	57	122

	Liabilities	548	(27)	(19)	2,050	(96)	(67)

Total qualifying hedge relationships		$5,319	$265	$136	$4,618	$(39)	$(368)

Non-qualifying hedge relationships

Commodity forwards	Assets	$—	$—	$—	$—	$—	$—

	Liabilities	—	—	—	—	—	—

Interest rate swaps	Assets	50	—	(10)	166	12	9

	Liabilities	4,201	(90)	(90)	—	—	—

Foreign currency swaps	Assets	6,364	713	713	4,144	327	327

	Liabilities	506	(29)	(29)	2,502	(105)	(105)

Foreign currency forwards	Assets	2,740	132	132	1,715	48	48

	Liabilities	2,764	(139)	(139)	2,486	(17)	(17)

Purchased credit default swaps	Assets	—	—	—	—	—	—

	Liabilities	30	—	—	131	(1)	(1)

Total non-qualifying hedge relationships		$16,655	$587	$577	$11,144	$264	$261

Derivatives used for other than hedging purposes

Written credit default swaps	Assets	$11,123	$783	$762	$11,003	$625	$747

	Liabilities	1,415	(42)	(17)	100	(1)	2

Asset swaps and total return swaps	Assets	10	—	(2)	10	—	(2)

	Liabilities	—	—	—	—	—	—

Total derivatives used for other than hedging purposes		$12,548	$741	$743	$11,113	$624	$747

Total derivatives		$34,522	$1,593	$1,456	$26,875	$849	$640

B-100	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

For the year ended December 31, 2022 and 2021, the average fair value of derivatives used for other than hedging purposes, was $662 million and $463 million.

Note 13—separate accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 is registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Account (“REA” or “VA-2”) is a segregated investment account organized on February 22, 1995, under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. VA-2 is registered with the Commission under the Securities Act of 1933 effective October 2, 1995. VA-2’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments easily converted to cash to maintain adequate liquidity.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

The TIAA Stable Value Separate Account (“TSV”) is an insulated, non-unitized separate account established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The separate account supports a flexible premium group deferred fixed annuity contract intended to be offered to employer sponsored retirement plans. The assets of this account are carried at book value.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Separate Account VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Real Estate Account	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Separate Account VA-3	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Stable Value	Group deferred fixed annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s separate account statement includes legally insulated assets as of December 31 attributed to the following products (in millions):

Product	2022	2021

TIAA Real Estate Account	$31,000	$28,844

TIAA Separate Account VA-3	15,313	18,395

TIAA Separate Account VA-1	1,062	1,416

TIAA Stable Value	3,007	2,600

Total	$50,382	$51,255

In accordance with the products recorded within the separate accounts, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The general account provides the REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. When the REA cannot fund participant requests, the general account will fund the requests by purchasing accumulation units in the REA. Under this agreement, the Company guarantees participants will be able to redeem their accumulation units at their accumulation unit value determined after the transfer or withdrawal request is received in good order.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-101

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2022
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$837	$—	$4,347	$5,184

Reserves

For accounts with assets at:

Fair value	$—	$—	$46,032	$46,032

Amortized cost	2,870	—	—	2,870

Total reserves	$2,870	$—	$46,032	$48,902

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$2,870	$—	$—	$2,870

At fair value	—	—	46,032	46,032

Total reserves	$2,870	$—	$46,032	$48,902

*	Withdrawable at book value without adjustment or charge.

	2021
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$665	$—	$4,443	$5,108

Reserves

For accounts with assets at:

Fair value	$—	$—	$47,883	$47,883

Amortized cost	2,497	—	—	2,497

Total reserves	$2,497	$—	$47,883	$50,380

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$2,497	$—	$—	$2,497

At fair value	—	—	47,883	47,883

Total reserves	$2,497	$—	$47,883	$50,380

*	Withdrawable at book value without adjustment or charge.

	2020
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$1,215	$—	$4,077	$5,292

Reserves

For accounts with assets at:

Fair value	$—	$—	$40,105	$40,105

Amortized cost	2,385	—	—	2,385

Total reserves	$2,385	$—	$40,105	$42,490

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$2,385	$—	$—	$2,385

At fair value	—	—	40,105	40,105

Total reserves	$2,385	$—	$40,105	$42,490

*	Withdrawable at book value without adjustment or charge.

B-102	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The following is a reconciliation of transfers to (from) the Company to the separate accounts for the years ended December 31, (in millions):

	2022	2021	2020

Transfers reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$5,565	$5,755	$5,631

Transfers from separate accounts	(5,971)	(4,953)	(8,343)

Reconciling adjustments:

Fund transfer exchange gain (loss)	(1)	—	(1)

Transfers reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(407)	$802	$(2,713)

Note 14—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 for all other products.

Effective January 1, 2020 variable annuity reserving follow VM-21. During 2020, the Company elected the factor based alternative method under VM-21, which is an option allowed for variable annuity writers with no living benefits. This method is similar to the factor based alternative method used prior to 2020 in accordance with AG43. Given the similar methodology under VM-21 and AG43, there was no impact from the change in the reserve valuation basis. Effective December 31, 2020 reserves were also subject to the NYDFS floor prescribed under NYDFS Regulation 213, Principle-Based Reserving. The Company’s reported reserve for variable annuities as of December 31, 2022 and 2021 is the greater of those prescribed under VM-21 and Regulation 213. The Company did not have a material difference in the reported reserve for variable annuities as a result of the floor prescribed under Regulation 213 for the periods ending December 31, 2022 and 2021.

The Company has established policy reserves on deferred and payout annuity contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP. The excess above the minimum is as follows (in millions):

	December 31, 2022	December 31, 2021

Deferred and payout annuity contracts issued after 2000	$3,962	$3,988

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS and the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. After discussions with the NYDFS, the Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2022 and 2021.

For ordinary and collective life insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for the vast majority of issues on and after such date. Five-year renewable term policies issued on or after January 1, 1994 use the greater of unitary and segmented reserves, where each segment is equal to the term period. Annual renewable term policies and cost of living riders issued on and after January 1, 1994 uses the segmented reserves, where each segment is equal to one year in length.

Liabilities for incurred but not reported life insurance claims are based on historical experience and set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total active lives disability waiver of premium reserve.

As of December 31, 2022 and 2021, the Company had $167 million and $201 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost are determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest is determined from the basic data.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-103

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Withdrawal characteristics of individual annuity reserves, group annuity reserves, and deposit-type contract funds for the years ended December 31, are as follows (in millions):

	2022
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$25,778	$25,778	13.6%

At book value without adjustment (minimal or no charge or adjustment)	30,991	—	—	30,991	16.3%

Not subject to discretionary withdrawal	133,091	—	—	133,091	70.1%

Total (direct + assumed)	$164,082	$—	$25,778	$189,860	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$164,082	$—	$25,778	$189,860

	2021
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$26,938	$26,938	14.1%

At book value without adjustment (minimal or no charge or adjustment)	31,721	—	—	31,721	16.5%

Not subject to discretionary withdrawal	133,034	—	—	133,034	69.4%

Total (direct + assumed)	$164,755	$—	$26,938	$191,693	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$164,755	$—	$26,938	$191,693

	2022
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$20,239	$20,239	23.9%

At book value without adjustment (minimal or no charge or adjustment)	35,960	2,861	—	38,821	45.7%

Not subject to discretionary withdrawal	25,782	—	—	25,782	30.4%

Total (direct + assumed)	$61,742	$2,861	$20,239	$84,842	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$61,742	$2,861	$20,239	$84,842

	2021
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$20,930	$20,930	25.7%

At book value without adjustment (minimal or no charge or adjustment)	33,510	2,488	—	35,998	44.1%

Not subject to discretionary withdrawal	24,592	—	—	24,592	30.2%

Total (direct + assumed)	$58,102	$2,488	$20,930	$81,520	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$58,102	$2,488	$20,930	$81,520

B-104	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	2022
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$16	$16	0.2%

At book value without adjustment (minimal or no charge or adjustment)	1,278	8	—	1,286	15.5%

Not subject to discretionary withdrawal	7,016	—	—	7,016	84.3%

Total (direct + assumed)	$8,294	$8	$16	$8,318	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,294	$8	$16	$8,318

	2021
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$15	$15	0.4%

At book value without adjustment (minimal or no charge or adjustment)	1,274	9	—	1,283	38.0%

Not subject to discretionary withdrawal	2,081	—	—	2,081	61.6%

Total (direct + assumed)	$3,355	$9	$15	$3,379	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$3,355	$9	$15	$3,379

Note 15—management agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for certain subsidiaries and affiliates. Under management agreements, the Company provides investment advisory and administrative services for TIAA Life and administrative services to TIAA, FSB (“the Bank”) and VA-1. Additionally, the Company entered into a General Service and Facilities Agreements with Nuveen, LLC, for the Company to provide and receive general services at cost inclusive of charges for overhead.

As the common pay-agent, the Company allocated expenses of $2,254 million, $2,125 million and $1,894 million to its various subsidiaries and affiliates for the years ended December 31, 2022, 2021 and 2020, respectively. The expense allocation process determines the portion of the operating expenses attributable to each legal entity based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization of TIAA, are provided at-cost by the Company and two of its subsidiaries, TIAA-CREF Investment Management, LLC (“TCIM”) and TIAA-CREF Individual and Institutional Services, LLC (“TC Services”). Such services are provided in accordance with an Administrative Service Agreement between CREF and the Company, an Investment Management Agreement between CREF and TCIM, and a Principal Underwriting and Distribution Services Agreement between CREF and TC Services (collectively the “CREF Agreements”). The Company is the common pay-agent for CREF and TC Services. The Company collects the distribution expense reimbursements from CREF and then remits those payments to TC Services. The administration and investment expenses incurred by the Company are included in operating expenses and offset against the related expense reimbursements received from CREF and Nuveen Services, respectively. The expense reimbursements under the CREF Agreements and the equivalent expenses, amounted to approximately $518 million, $563 million, and $610 million for the years ended December 31, 2022, 2021 and 2020, respectively.

TC Services maintains a Distribution Agreement with the Company under which TC Services is the principal underwriter and distributor for variable annuity contracts issued by the Company. Such activities performed by TC Services are reimbursed at cost. TC Services also maintains a Distribution Agreement with the Company under which TC Services is the distributor for proprietary and non-proprietary mutual funds. Such activities performed by TC Services were on a cost reimbursement basis through December 31, 2021. The Distribution Agreement covering proprietary and non-proprietary mutual funds was amended as of January 1, 2022, whereby the Company will no longer provide cost reimbursements to TC Services for this service. The Company paid $9 million, $225 million and $274 million for the years ended December 31, 2022, 2021 and 2020, respectively.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-105

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The Company has a General Service Agreement whereby the Company provides general administrative services such as technology, marketing, finance, corporate overhead and individual advisory services to the Bank. Expense allocations to the Bank were $81 million, $84 million, and $91 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Teachers Advisors, LLC (“Advisors”) provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Nuveen Securities, LLC (“Securities”), an indirect subsidiary of Nuveen, LLC, distributes registered securities for certain proprietary funds and non-proprietary mutual funds.

The Company has Investment Management Agreements with Advisors and Nuveen Alternatives Advisors, LLC, wholly-owned subsidiaries of Nuveen, LLC, to manage, at a negotiated fee, investments held within the Company’s General Account including investments owned by investment subsidiaries of the Company. The Company paid $164 million, $187 million and $210 million to Advisors and $333 million, $278 million and $269 million to Nuveen Alternatives Advisers, LLC, for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company has an Omnibus Service Agreement with Nuveen, LLC, pursuant to which Nuveen, LLC directly or through its subsidiaries agreed to provide services complementary to investment management to the Company at cost, inclusive of charges for overhead. The Company paid $7 million to Nuveen, LLC for each of the years ended December 31, 2022, 2021 and 2020.

The Company has a sublease agreement for certain leases and leasehold improvements with Nuveen Services, LLC. The Company makes the applicable lease payments on behalf of Nuveen Services, LLC and then allocates those costs. Under the sublease agreement, the Company allocated $15 million, $16 million and $16 million to Nuveen Services, LLC for the years ended December 31, 2022, 2021, and 2020, respectively.

All services necessary for the operation of the REA are provided at-cost by the Company and TC Services. The Company provides investment management and administrative services for the REA in accordance with an Investment Management and Administrative Agreement. Distribution services for the REA are provided in accordance with a Distribution Agreement among TC Services, the Company and the REA (collectively the “Agreements”). The Company and TC Services receive payments from the REA on a daily basis according to formulae established annually and adjusted periodically for performance of these Agreements. The daily fee is based on an estimate of the at-cost expenses necessary to operate the REA and is based on projected REA expense and asset levels, with the objective of keeping the fees as close as possible to actual expenses attributable to operating the REA. At the end of each quarter, any differences between the daily fees paid and actual expenses for the quarter are added to or deducted from REA’s fee in equal daily installments over the remaining days in the immediately following quarter. Reimbursements collected under the Agreements amounted to approximately $153 million, $140 million, and $140 million for the periods ended December 31, 2022, 2021 and 2020, respectively.

The Company provides certain separate account guarantees, including a liquidity guarantee to REA, and is compensated for these guarantees. See Note 20 Contingencies and Guarantees for additional information on separate account guarantees.

The Company has a Service Agreement with the Bank, whereby the Bank provides general services in support of the Company’s and its subsidiaries’ activities at cost inclusive of charges for overhead. The Company paid $5 million, $11 million and $7 million to the Bank for the years ended December 31, 2022, 2021 and 2020, respectively.

The Bank exited the mortgage loan servicing business during 2022 and no longer services certain residential mortgage loans held by the Company. As of December 31, 2021, the Company held $459 million of residential mortgage loans that were serviced by the Bank.

The Company has a Cash Disbursement and Reimbursement Agreement with Nuveen Investments, an indirect subsidiary of Nuveen, LLC, whereby the Company provides cash disbursements and related services at cost. The Company allocated $108 million, $145 million, and $118 million to Nuveen Investments for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with TIAA Endowment and Philanthropic Services (“TEPS”), an indirect subsidiary of TIAA, whereby the Company provides cash disbursements and related services at cost. The Company allocated $37 million, $39 million, and $52 million to TEPS for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with TIAA-CREF Tuition Financing, Inc. (“TFI”), a subsidiary of the Company, whereby the Company provides cash disbursements and related services at cost. The Company allocated $84 million, $73 million, and $83 million to TFI for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company has a Service Agreement with TIAA India, an indirect wholly-owned subsidiary of the Company, whereby TIAA India provides information technology and non-technology services for the Company and its affiliates. The Company paid $112 million, $85 million, and $74 million to TIAA India for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company has a Technology Support and Services Agreement with MyVest Corporation (“MyVest”), a wholly-owned subsidiary of the Company, whereby MyVest provides project and program management services for the Company. The Company paid

B-106	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

$36 million, $35 million, and $30 million to MyVest for the years ended December 31, 2022, 2021, and 2020, respectively. The Company agrees to provide MyVest administrative services for use in its day to day operations. MyVest reimbursed the Company for administrative services in the amount of $2 million, $1 million, and $1 million for each of the years ended December 31, 2022, 2021 and 2020, respectively.

The Bank provides Custody and Trustee Services for TIAA Institutional Retirement, Retiree Health and Retirement Choice Plus Plans as well as perform IRA Custodial services for an IRA and Investment Solutions IRA Agreements which is paid by bank fees. The Company paid $6 million to the Bank for each of the years ended December 31, 2022, 2021, and 2020.

Effective April 1, 2021, the Company entered into a service and subcontracting agreement with TIAA Shared Services, LLC (“TSS”), a wholly-owned subsidiary of the Company. Under the agreement, TSS serves as an internal administrative service provider for the Company as well as for CREF and the Company’s affiliates with existing administrative services agreements with the Company. The Company pays TSS compensation it receives (and TSS reimburses the Company for disbursements it makes) relating to the provision of administrative services for the Company. The Company also reimburses TSS at cost for administrative services provided in support of the Company’s insurance business and the fulfillment of its contractual obligation to provide such services to CREF and the Company’s affiliates. The Company also provides to TSS any services necessary to conduct its operations, and TSS reimburses the Company at cost for these services. TSS reimbursed the Company $600 million and $340 million for the years ended December 31, 2022 and 2021, respectively.

Note 16—federal income taxes

By charter, the Company is a stock life insurance company operating on a non-profit basis. However, the Company has been fully subject to federal income taxation as a stock life insurance company since January 1, 1998.

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2022 or December 31, 2021.

Components of the net deferred tax asset/(liability) are as follows (in millions):

	12/31/2022			12/31/2021			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross Deferred Tax Assets	$4,663	$2,132	$6,795	$4,869	$914	$5,783	$(206)	$1,218	$1,012

b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted Gross Deferred Tax Assets (a–b)	4,663	2,132	6,795	4,869	914	5,783	(206)	1,218	1,012

d) Deferred Tax Assets Non-admitted	1,905	875	2,780	1,794	130	1,924	111	745	856

e) Subtotal Net Admitted Deferred Tax Asset (c-d)	2,758	1,257	4,015	3,075	784	3,859	(317)	473	156

f) Deferred Tax Liabilities	1,673	1,043	2,716	1,450	729	2,179	223	314	537

g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e–f)	$1,085	$214	$1,299	$1,625	$55	$1,680	$(540)	$159	$(381)

	12/31/2022			12/31/2021			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101

a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From (a) above After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	1,085	214	1,299	1,625	55	1,680	(540)	159	(381)

1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date	1,085	214	1,299	1,625	55	1,680	(540)	159	(381)

2. Adjusted Gross DTA Allowed per Limitation Threshold	XXX	XXX	6,206	XXX	XXX	6,189	XXX	XXX	17

c) Adjusted Gross DTA (Excluding The Amount Of DTA From (a) and (b) above) Offset by Gross DTL	1,673	1,043	2,716	1,450	729	2,179	223	314	537

d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$2,758	$1,257	$4,015	$3,075	$784	$3,859	$(317)	$473	$156

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-107

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2022	2021

Ratio percentage used to determine recovery period and threshold limitation amount	1,055%	1,088%

Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in millions)	$41,374	$41,259

	12/31/2022		12/31/2021		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in millions)

Determination of adjusted gross DTAs and net admitted DTAs, by tax character as a percentage

Adjusted Gross DTAs Amount From Above	$4,663	$2,132	$4,869	$914	$(206)	$1,218

Percentage Of Adjusted Gross DTAs By Tax Character Attributable To The Impact Of Tax Planning Strategies	—	—	—	—	—	—

Net Admitted Adjusted Gross DTAs Amount From Above	$2,758	$1,257	$3,075	$784	$(317)	$473

Percentage Of Net Admitted Adjusted Gross DTAs By Tax Character Admitted Because Of The Impact Of Tax Planning Strategies	18.61%	—	17.93%	—	0.68%	—

The Company supports the admittance of $513 million of DTA with $3,714 million of tax planning strategies. The Company does not have tax planning strategies that include the use of reinsurance.

The Company has no temporary differences for which DTLs are not recognized.

Income taxes incurred consist of the following major components (in millions):

	2022	2021	2020

Current Income Tax:

Federal income tax expense (benefit)	$(717)	$(139)	$(352)

Foreign taxes	1	1	—

Subtotal	$(716)	$(138)	$(352)

Federal income taxes expense on net capital gains	254	447	439

Generation/(utilization) of loss carry-forwards	463	(308)	(87)

Intercompany tax sharing expense/(benefit)	(81)	(271)	(22)

Other	—	4	10

Federal and foreign income tax expense / (benefit)	$(80)	$(266)	$(12)

	12/31/2022	12/31/2021	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$11	$476	$(465)

Investments	416	412	4

Policyholder dividends accrual	475	420	55

Fixed assets	163	182	(19)

Compensation and benefits accrual	430	456	(26)

Net operating loss carry-forward	318	108	210

Other (including items < 5% of total ordinary tax assets)	600	423	177

Intangible assets – business in force and software	2,250	2,392	(142)

Subtotal	$4,663	$4,869	$(206)

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	1,905	1,794	111

Admitted ordinary deferred tax assets	$2,758	$3,075	$(317)

Capital:

Investments	$2114	$892	$1,222

Real estate	18	22	(4)

Subtotal	$2,132	$914	$1,218

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	875	130	745

Admitted capital deferred tax assets	1,257	784	473

Admitted deferred tax assets	$4,015	$3,859	$156

B-108	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	12/31/2022	12/31/2021	Change

Deferred Tax Liabilities:

Ordinary:

Investments	$1,518	$1,243	$275

Reserves transition adjustment	154	205	(51)

Other (including items < 5% of total ordinary tax liabilities)	1	2	(1)

Subtotal	$1,673	$1,450	$223

Capital:

Investments	$1,043	$729	$314

Subtotal	$1,043	$729	$314

Deferred tax liabilities	$2,716	$2,179	$537

Net Deferred Tax:

Assets/Liabilities	$1,299	$1,680	$(381)

The provision for federal and foreign income taxes incurred differs from the amount obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2022 are as follows (in millions):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$(86)	21.00%

Dividends received deduction	(117)	28.62%

Transfer Pricing Adjustment	16	(3.90)%

Amortization of interest maintenance reserve	(112)	27.24%

Statuatory impairment of affiliated common stock	291	(70.81)%

Other permanent differences	2	(0.52)%

Prior year true-ups (TIAA & Subs)	20	(4.94)%

Prior year true-ups (TIAA & Subs) — Tax Credits	(83)	20.18%

Tax Impact of Affiliate Transaction	(183)	44.70%

Current Year Non-Admitted Assets	(97)	23.73%

Other	(2)	0.39%

Total statutory income taxes	$(351)	85.69%

Federal and foreign income tax expense (benefit) — Ordinary	(80)	19.59%

Federal and foreign income tax expense (benefit) — Capital	—	—

Change in net deferred income tax charge (benefit)	(271)	66.10%

Total statutory income taxes	$(351)	85.69%

As of December 31, 2022, the Company had the following net operating loss carry forwards (in millions):

Year Incurred	Net Operating Losses	Year of Expiration

2022	$1,512	Indefinite

Total	$1,512

As of December 31, 2022, the Company had the following foreign tax credit carry forwards (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration

2015	$23	2025

2019	3	2029

2021	4	2031

Total	$30

As of December 31, 2022, the Company has no taxes available for recoupment in the event of future losses.

At December 31, 2022, the Company had the following net capital loss carry forwards (in millions):

Year Incurred	Net Capital Losses	Year of Expiration

2019	$7	2024

Total	$7

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-109

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

At December 31, 2022, the Company has general business credits of $112 million generated during the years 2004 to 2021 and expiring between 2024 to 2041.

The Company does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in tax-sharing agreements. Under the general agreement, which applies to all of the below listed entities except those denoted with an asterisk (*), current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending, Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) ND Properties, Inc.

9) NIS/R&T, Inc.*

10) Nuveen Holdings, Inc.*

11) Nuveen Holdings 1, Inc. *

12) Nuveen Investments, Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) T-C Europe Holding, Inc.

16) T-C SP, Inc.

17) Terra Land Company

18) TIAA-CREF Life Insurance Company

19) TIAA Board of Governors

20) TIAA-CREF Tuition Financing, Inc.

21) TIAA Commercial Finance, Inc.

22) TIAA FSB Holdings, Inc.

23) TIAA, FSB

24) Tygris Asset Finance, Inc.

25) Tygris Commercial Finance Group, Inc.

26) Westchester Group Farm Management, Inc.

27) Westchester Group Investment Management Holding Company, Inc.

28) Westchester Group Investment Management, Inc.

29) Westchester Group Real Estate, Inc.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc. makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen Holdings 1, Inc. is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

Amounts receivable (payable) from the Company’s subsidiaries for federal income taxes are ($46) million and $7 million at December 31, 2022 and 2021, respectively.

The Company’s tax years 2018 through 2021 are open to examination by the Internal Revenue Service (“IRS’).

The Inflation Reduction Act (“Act”) was enacted during the reporting period on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on an applicable corporation’s “adjusted financial statement income” for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years beginning after 2022.

Under general statutory accounting principles, reporting entities filing statutory financial statements would normally have to consider the applicability of the CAMT, and if applicable, determine the impact on the statutory valuation allowance as well as assess DTAs for admissibility. Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”)

B-110	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

within INT 22-02, though the Company expects to be an applicable corporation for CAMT in 2023, the Company has not included an estimate of the impact of the CAMT within the year end 2022 financial statements, because a reasonable estimate cannot be made at this time.

Note 17—repurchase and securities lending programs

Repurchase Program

The Company has a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. For repurchase agreements, the Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

The Company has procedures in place to monitor the value of the collateral held and the fair value of the securities transferred under the agreements. If at any time the value of the collateral received from the counterparty falls below 95% of the fair value of the securities transferred, the Company is entitled to receive additional collateral from its counterparty. The Company monitors the estimated fair value of the securities sold under the agreements on a daily basis with additional collateral sent/obtained as necessary. If the counterparty were to default on its obligation to return the securities sold under the agreement on the repurchase date, the Company has the right to retain the collateral.

During the years ended December 31, 2022 and 2021, the Company engaged in certain repurchase transactions as cash taker. These transactions were “bilateral” in nature and the Company did not engage in any “Tri-party” repurchase transactions during the year. Additionally, there were no securities sold during the years ended December 31, 2022 and 2021 that resulted in default.

As of December 31, 2022 and 2021, the Company had no outstanding repurchase agreements.

Securities Lending Program

The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits.

As of December 31, 2022, the estimated fair value of the Company’s securities on loan under the program was $1,297 million. The estimated fair value of collateral held by the Company for the securities on loan as of December 31, 2022, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $1,328 million included in “Payable for collateral for securities loaned”. This collateral received is cash and has not been sold or re-pledged as of December 31, 2022.

Of the cash collateral received from the program, $1,328 million is held as cash or reinvested in overnight, government backed, repurchase agreements as of December 31, 2022. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows as of December 31, 2022 (in millions):

	Amortized Cost	Fair Value

Open	$1,328	$1,328

Total collateral reinvested	$1,328	$1,328

As of December 31, 2021 the estimated fair value of the Company’s securities on loan under the program was $2,190 million. The estimated fair value of collateral held by the Company for the securities on loan as of December 31, 2021, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $2,247 million included in “Payable for collateral for securities loaned.” This collateral received was cash was cash and had not been sold or re-pledged as of December 31, 2021.

Of the cash collateral received from the program, $2,247 million was held as cash as of December 31, 2021. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows as of December 31, 2021 (in millions):

	Amortized Cost	Fair Value

Open	$2,247	$2,247

Total collateral reinvested	$2,247	$2,247

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-111

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 18—federal home loan bank of new york membership and borrowings

The Company is a member of the FHLBNY. Through its membership, the Company has the ability to conduct business activity (“advances”) with the FHLBNY. It is part of the Company’s strategy to utilize these funds to provide additional liquidity to supplement existing sources. The Company is required to pledge collateral to the FHLBNY in the form of eligible securities for all advances received. The Company considers the amount of collateral pledged to the FHLBNY as the amount encumbered by advances from the FHLBNY at a point in time. The Company has determined the estimated maximum borrowing capacity as about $17,428 million. The Company calculated this amount using 5% of total net admitted assets at the current reporting date.

The following table shows the FHLBNY capital stock held in the general account as of December 31, (in millions):

	2022	2021

Membership stock—class A	$—	$—

Membership stock—class B	50	89

Activity stock	319	97

Excess stock	—	—

Total	$369	$186

There were no FHLBNY capital stock held in separate accounts as of December 31, 2022 and 2021.

Membership stock at December 31, 2022 and 2021, is not eligible for redemption.

The Company had $6,985 million and $2,080 million in funding agreements and $100 million and $75 million in debt outstanding at December 31, 2022 and December 31, 2021 respectively.

The following table shows the maximum collateral pledged to FHLBNY in the general account during the year ending December 31, (in millions):

	2022			2021
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

Total	$9,561	$9,796	$8,478	$3,729	$3,352	$3,387

There was no collateral pledged to FHLBNY in the separate accounts during the years ended December 31, 2022 and 2021.

The following table shows the maximum borrowing from FHLBNY in the general account during the year ending December 31, (in millions):

	2022	2021

Debt	$2,148	$2,750

Funding agreements	6,330	637

Total	$8,478	$3,387

There were no borrowings from FHLBNY in the separate accounts during the year ended December 31, 2022 and 2021.

The following table shows the collateral pledged to FHLB in the general account as of December 31, 2022 and 2021 (in millions):

	2022			2021
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing

Total	$7,998	$8,780	$7,085	$2,377	$2,139	$2,155

There was no collateral pledged to FHLB in the separate account as of December 31, 2022 and 2021.

B-112	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Note 19—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves increased or (reduced) by each item below for the years ended December 31 are as follows (in millions):

	2022	2021	2020

Net income (loss)	$(408)	$3,872	$604

Change in net unrealized capital gains (losses), net of taxes	(612)	1,645	(678)

Change in asset valuation reserve	1,776	(2,485)	463

Change in net deferred income tax	271	(1,088)	(200)

Change in non-admitted assets	(1,289)	1,029	(301)

Change in post-retirement benefit liability	10	(1)	(8)

As of December 31, 2022 and 2021, the portion of contingency reserves represented by cumulative net unrealized gains was $3,264 million and $3,943 million, gross of deferred taxes, respectively.

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Governors, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: On May 7, 2020, the Company issued surplus notes in an aggregate principal amount of $1,250 million. The notes bear interest at an annual rate of 3.300%, and have a maturity date of May 15, 2050. Proceeds from the issuance of the notes were $1,248 million, net of issuance discount. Interest on the notes is scheduled to be paid semiannually on May 15 and November 15 of each year through the maturity date.

The following table provides information related to the Company’s outstanding surplus notes as of December 31, 2022 (in millions):

Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Life-To-Date Principal Paid	Date of Maturity

12/16/2009	6.850%	$2,000	$1,049	$1,049	$72	$935	$950	12/16/2039

09/18/2014	4.900%	1,650	1,649	1,649	81	646	—	09/15/2044

09/18/2014	4.375%*	350	349	349	15	122	—	09/15/2054

05/08/2017	4.270%	2,000	1,995	1,995	86	472	—	05/15/2047

05/07/2020	3.300%	1,250	1,248	1,248	41	104	—	05/15/2050

Total		$7,250	$6,290	$6,290	$295	$2,279	$950

*

The Company will bear interest at a fixed annual rate of 4.375% from and including September 18, 2014 to but excluding September 15, 2024 payable semi-annually in arrears on March 15 and September 15 of each year, commencing March 15, 2015, then at an annual floating rate equal to Three-Month LIBOR plus 2.661% (see note below) from and including September 15, 2024 to but excluding the date on which the Fixed-to-Floating Rate Notes are paid in full, payable quarterly, in arrears on March 15, June 15, September 15 and December 15 of each year, commencing December 15, 2024.

Note: Three-Month USD LIBOR will cease to be published after June 30, 2023. TIAA’s $350 million in surplus notes maturing in 2054 include fallback language if LIBOR is unavailable, which establishes a new annual rate, subject to further interpretation based on the NY law and any federal law that may be passed.

For the years ended December 31, 2022 and 2021, the Company did not have any related parties as holders of surplus notes or unapproved interest or principal. There were no amounts of current year interest offset or principal paid and the notes were not contractually linked. Surplus note payments are not subject to administrative offsetting and proceeds were not used to purchase assets directly from the holder of the note.

The instruments listed in the above table, are unsecured debt obligations of the type generally referred to as “surplus notes” and are issued in accordance with Section 1307 of the New York Insurance Law. The surplus notes are subordinated in right of payment to all present and future indebtedness, policy claims and other creditor claims of the Company and rank pari passu with any future surplus notes of the Company and with any other similarly subordinated obligations.

The notes were issued in transactions pursuant to Rule 144A under the Securities Act of 1933, as amended, and the notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company.

No subsidiary or affiliate of the Company is an obligor or guarantor of the notes, which are solely obligations of the Company. No affiliates of the Company hold any portion of the notes.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-113

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the notes are not part of the legal liabilities of the Company. The notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus a pre-defined spread, plus in each case, accrued and unpaid interest payments on the notes to be redeemed to the redemption date.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company has not paid dividends to its shareholder.

Note 20—contingencies and guarantees

Subsidiary and Affiliate Guarantees:

At December 31, 2022, the Company has a financial support agreement with TIAA Life. Under this agreement, the Company will provide support so TIAA Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA Life’s financial strength rating at least the same as the Company’s rating at all times. Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. At December 31, 2022, the capital and surplus of TIAA Life was in excess of the minimum capital and surplus amount referenced, and its total adjusted capital was in excess of the referenced RBC-based amount calculated at December 31, 2022.

The Company has agreed that it will cause TIAA Life to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA Life with recourse to or against any of the assets of the Company.

The Company has unconditionally guaranteed $1,000 million in 4.0% senior unsecured notes issued by Nuveen, LLC due in 2028. The Company agrees to cause any such payment to be made punctually when and as the same shall become due and payable, whether at maturity, upon acceleration, redemption, repayment or otherwise, and as if such payment were made by Nuveen, LLC. The guarantee is made to/on behalf of a wholly-owned subsidiary, and as such the liability is excluded from recognition. The maximum potential amount of future payments the Company could be required to make under the guarantee as of December 31, 2022, is $1,240 million, which includes the future undiscounted interest payments. Should action under the guarantee be required, the Company would contribute cash to Nuveen, LLC, to fund the obligation, thereby increasing the Company’s investment in Nuveen, LLC, as reported in other invested assets. Based on Nuveen, LLC’s financial position and operations, the Company views the risk of performance under this guarantee as remote.

Additionally, the Company has the following agreements and lines of credit with subsidiaries, affiliates, and other related parties:

The Company provides a $100 million unsecured 364-day revolving line of credit arrangement with TIAA Life. $75 million of this facility is maintained on a committed basis with an expiration date of June 30, 2023. As of December 31, 2022, there were no balances outstanding.

The Company also provides a $1,000 million uncommitted line of credit to certain accounts of CREF and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. As of December 31, 2022, there were no balances outstanding. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1,000 million committed credit facility maintained with a group of banks.

The Company guarantees CREF transfers to the Company for the immediate purchase of lifetime payout annuities will produce guaranteed payments that will never be less than the amounts calculated at the stipulated interest rate and mortality defined in the applicable CREF contract.

B-114	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

concluded

The Company also provides a $300 million unsecured and uncommitted 364-day revolving line of credit arrangement with the Bank. This line has an expiration date of September 6, 2023. As of December 31, 2022, there were no balances outstanding.

The Company also provides a $100 million committed 364-day revolving line of credit arrangement with Nuveen, LLC. This line has an expiration date of December 22, 2023. As of December 31, 2022, there were no balances outstanding.

The Company also provides a $200 million unsecured revolving line of credit arrangement with T-C M-T REIT LLC. This line has an open ended expiration date and is effective until terminated. As of December 31, 2022, $84 million was outstanding.

The Company also provides a $200 million unsecured revolving line of credit arrangement with T-C S-T REIT LLC. This line of credit has an open ended expiration date and is effective until terminated. As of December 31, 2022, there was no balance outstanding.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

As of December 31, 2022, there are no outstanding liquidity units under the liquidity guarantee provided to REA by the Company.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Other Contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC; federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”), seeking a broad range of information. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 21—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 9, 2023, the date the financial statements were available to be issued.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-115

730 Third Avenue

New York, NY 10017

A11267 (5/23)

Part C — OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution.

	(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

	(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(c)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(b)	Custodian Agreements. None

(c)	Underwriting Contracts.

Form of Distribution Agreement (Incorporated by reference to Registrant’s Post-Effective Amendment No.1 to the Registration Statement Filed December 22, 2006.)

(d)	Contracts.

	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.2)	Endorsement to Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.3)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(H)	Minimum Distribution Annuity Contract Endorsement – Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(J)	Separate Account One-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(K)	Separate Account Two-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Separate Account Fixed-Period Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(M)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Endorsement to TIAA Group Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	Endorsement to TIAA Immediate Annuity Contract Applicable to Minimum Distribution Annuity and Installment Refund Contracts (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Endorsement to TIAA Immediate Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Endorsement to TIAA Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(U)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(V)	Endorsements to TIAA Deferred Annuity Contract – Minimum Distribution Annuity Election (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2014.)

(W)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(X)	Supplement to TIAA Retirement Choice Annuity Plus Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Y)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Z)	Supplement to TIAA Supplemental Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A1)	Supplement to TIAA Group Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Supplement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A3)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A4)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A5)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A6)	Supplement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A7)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A8)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A9)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A10)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A11)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A12)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A13)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A14)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A15)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A16)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A17)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A18)	Retirement Choice Plus Non-ERISA Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A19)	Retirement Choice Plus Non-ERISA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A20)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A21)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A22)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A23)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A24)	Income Test Drive Annuity Election Endorsement for Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A25)	Income Test Drive Annuity Election Endorsement for Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A26)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A27)	Endorsement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A28)	Endorsement to TIAA Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A29)	Endorsement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A30)	Endorsement to TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A31)	Multiple Employer Plan Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A32)	Multiple Employer Plan Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A33)	Multiple Employer Plan Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A34)	Multiple Employer Plan Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A35)	Rate Schedule to Multiple Employer Plan Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A36)	Rate Schedule to Multiple Employer Plan Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A37)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A38)	Endorsement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A39)	Endorsement to TIAA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A40)	Retirement Choice Annuity Contract*

	(A41)	Retirement Choice Annuity Certificate*

	(A42)	Retirement Choice Plus Annuity Contract*

	(A43)	Retirement Choice Plus Annuity Certificate*

(e)	Applications. Form of Application (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(f)	Depositor’s Certificate of Incorporation and By-Laws.

	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(g)	Reinsurance Contracts. None

(h)	Participation Agreements.

	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

	(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(I)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(K)	Participation Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(L)	Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(M)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Amendment to Fund Participation and Service Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Q)	Amendment to Fund Participation and Service Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(R)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(S)	Third Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(T)	Fifth Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(U)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., T. Rowe Price Funds, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(V)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(A1)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Participation Agreement among American Beacon Advisors, Inc., a Delaware Corporation, Foreside Fund Services, LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A3)	Participation Agreement among Ariel Distributors, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A4)	Participation Agreement among The Advisors’ Inner Circle Fund II, Champlain Investment Partners LLC, SEI Investment Distribution Co., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A5)	Participation Agreement among Delaware Investments Family of Funds, Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A6)	Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A7)	Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A8)	Participation Agreement among Lord Abbett Investment Trust, Lord Abbett & Co. LLC, Lord Abbett Distributor LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A9)	Participation Agreement among MFS Series Trust XI, MFS Fund Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A10)	Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A11)	Participation Agreement among Parnassus Fund, Parnassus Investments, Parnassus Funds Distributor, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A12)	Participation Agreement among Franklin Templeton Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A13)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A14)	Participation Agreement among Saturna Capital Corporation, Saturna Brokerage Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A15)	Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A16)	Participation Agreement among AIM International Mutual Funds (Invesco International Mutual Funds), Invesco Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A17)	Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A18)	Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A19)	Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A20)	Amendment to Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A21)	Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A22)	Amendment to the Participation Agreement among TIAA-CREF Funds, (formerly the TIAA-CREF Institutional Funds), Teachers Advisors, LLC (formerly Teachers Advisors, Inc.) (“Adviser”), Nuveen Securities, LLC (formerly Teacher Personal Investors Services, Inc.) and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A23)	Participation Agreement among Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A24)	Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A25)	Amendment to the Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A26)	Amendment to the Participation Agreement among Ariel Distributors, LLC, Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A27)	Amendment to the Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A28)	Amendment to the Participation Agreement among Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A29)	Addendum to Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A30)	Amendment to the Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A31)	Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A32)	Amendment to the Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A33)	Amendment to the Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A34)	Amendment to the Participation Agreement among JPMorgan Distribution Services, Inc., JPMorgan Trust II and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A35)	Amendment to the Participation Agreement between Legg Mason Investor Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A36)	Amendment to the Participation Agreement between Lord Abbett and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A37)	Amendment to the Participation Agreement among Nuveen Securities, LLC, Teachers Advisors, LLC, TIAA-CREF Funds and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A38)	Amendment to the Participation Agreement between Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A39)	Amendment to the Participation Agreement among The Vanguard Group, Inc., Vanguard Marketing Corporation, Vanguard Variable Insurance Fund and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A40)	Amendment to Fund Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

	(A41)	Amendment to Fund Participation Agreement among Parnassus Fund, Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

	(A42)	Amendment to Fund Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

	(A43)	Amendment to The Vanguard Group, Inc. Agreement among The Vanguard Group, Inc., JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

	(A44)	Participation Agreement among Teachers Insurance and Annuity Association of America and Northern Funds, Northern Trust Investments, Inc. and Northern Funds Distributors, LLC*

(i)	Administrative Contracts. None

(j)	Other Material Contracts.

	(A)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	Defined Contribution Clearance & Settlement Agreement by and between The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

	(D)	First Amendment to the Defined Contribution Clearance & Settlement Agreement between The Vanguard Group, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(E)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(F)	Administrative Services Agreement among Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(G)	Administrative Services Agreement among Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(H)	Administrative Services Agreement between Saturna Capital Corporation and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

	(I)	Service and Subcontracting Agreement between TIAA Shared Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(J)	Amendment to Administrative Service Agreement between Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

	(K)	Amendment to the Agreement by and among the Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A.*

(k)	Legal Opinion.

Opinion and consent of Deirdre Hykal, Esquire*

(l)	Other Opinions.

	(A)	Consent of Willkie Farr & Gallagher LLP*

	(B)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*

(m)	Omitted Financial Statements.

None

(n)	Initial Capital Agreements.

None

(o)

Form of Initial Summary Prospectuses.

(A) Summary Prospectus For New Investors (Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, Registration No.333-134820 Filed December 17, 2021.)

(p)

Powers of Attorney.

(A) Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(B) Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(C) Powers of Attorney*

(q)	XBRL

101.INS XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document*

101.SCH XBRL Taxonomy Extension Schema Document*

101.CAL XBRL Taxonomy Extension Calculation Linkbase*

101.DEF XBRL Taxonomy Extension Definition Linkbase*

101.LAB XBRL Taxonomy Extension Labels Linkbase*

101.PRE XBRL Taxonomy Extension Presentation Linkbase*

*	Filed herewith

Item 28	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Insurance Company
James R. Chambers	Trustee and Chairman

Priya Abani	Trustee

Samuel R. Bright	Trustee

Jason E. Brown	Trustee

Jeffrey R. Brown	Trustee

Lisa W. Hess	Trustee

Edward M. Hundert, M.D.	Trustee

Gina L. Loften	Trustee

La June Montgomery Tabron	Trustee

Maureen O’ Hara	Trustee

Dorothy K. Robinson	Trustee

Ramona E. Romero	Trustee

Kim M. Sharan	Trustee

Marta Tienda	Trustee

Thasunda Brown Duckett	President and Chief Executive Officer and Trustee

Jose Minaya	Senior Executive Vice President and CEO, Nuveen

John L. Douglas	Senior Executive Vice President, Chief Legal, Risk, and Compliance Officer

Sastry V. Durvasula	Senior Executive Vice President, Chief Information & Client Services Officer

W. Dave Dowrich	Senior Executive Vice President and Chief Financial Officer

Claire V. Borelli	Senior Executive Vice President and Chief People Officer

Derek B. Dorn	Senior Managing Director, Corporate Secretary & General Counsel

Keith Floman	Senior Vice President and Chief Actuary

Christopher Baraks	Senior Vice President, Chief Accounting Officer and Corporate Controller

Richard S. Biegen	Senior Managing Director, Chief Compliance Officer of the Separate Account

Colbert G. Narcisse	Senior Executive Vice President, Chief Product & Business Development Officer

*	The principal business address for each individual is:

TIAA

730 Third Avenue

New York, New York 10017-3206

Item 29.	Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
HOLDING COMPANY STRUCTURE*
Effective as of December 31, 2022

Seven Persons serve as members of TIAA Board of Governors
TIAA Board of Governors
Teachers Insurance and Annuity Association of America ("TIAA")
Nuveen, LLC
Investment Subsidiaries and Investment vehicles
Real Estate Separate Account Subsidiaries
TIAA-CREF Life Insurance Company
TIAA-CREF Individual & Institutional Services, LLC
TIAA-CREF Tuition Financing, Inc.
TIAA-CREF Redwood, LLC
TIAA Kaspick, LLC
TIAA FSB Holdings, Inc.
TIAA, FSB
TIAA RFS, LLC
TIAA-CREF Insurance Agency, LLC
MyVest Corporation
TIAA GBS Holding LLC
TIAA GBS Singapore Holding Company Pte. Ltd.
TIAA Global Business Services (India) Private Limited
TIAA Shared Services LLC
Nuveen Services, LLC
TIAA-CREF Asset Management LLC
Nuveen Finance, LLC
TIAA-CREF Investment Management, LLC
Nuveen Alternatives Holdings LLC
Nuveen Holdings 1, Inc.
Teachers Advisors, LLC
Nuveen International Holdings LLC
Nuveen Real Estate Global LLC
Nuveen Canada Company
Nuveen Japan Co. Ltd.
Nuveen Hong Kong Limited
Nuveen Global Investments LLC
Nuveen Real Estate Project Management Services LLC
TIAA International Holdings 1 Limited
TIAA International Holdings 2 Limited
TIAA International Holdings 3 Limited
Clean Energy Partners Holdco LLP
Nuveen Investment Management Holdings Limited
(f/k/a Nuveen Real Estate Limited)
Nuveen Alternatives Advisors LLC
AGR Partners LLC
NCBDC Holdings LLC
Nuveen Churchill Advisors LLC
Westchester Group Investment Management, Inc.
Westchester Group Investment Management Holding Company, Inc.
GreenWood Resources Capital Management, LLC
GreenWood Resources, Inc.
Beaver Investment Holdings LLC
Nuveen Natural Capital LLC
Nuveen Churchill Administration LLC
Churchill Asset Management LLC
Greenworks Lending LLC
Pace Financial Servicing, LLC
Nuveen CP LLC
Nuveen Holdings, Inc.
Nuveen Investments, Inc.
NIS/R&T, Inc
Nuveen Alternative Investments, LLC
Nuveen Securities, LLC
Nuveen Fund Advisors, LLC
Nuveen Asset Management, LLC
Symphony Alternative Assets Management LLC
Nuveen Investments Holdings, Inc.
Nuveen WCM Holdings, LLC
Winslow Capital Management, LLC
Gresham Investment Management LLC
Gresham Investment Management Asia Pte Ltd.
Gresham Asset Management LLC

*This chart is a depiction of the ownership structure of Teachers Insurance and Annuity Association of America (the "Company") and certain of its subsidiaries. This chart does not include all downstream subsidiaries of the Company, such as investment vehicles or funds managed by the Company or its subsidiaries, and is not indicative of the percentage ownership interests held.

Exhibit A*

Entity Name	Domestic Jurisdiction	Entity Classification	Owner Name	Owner Type	Ownership %	Business Purpose
AGR Partners LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	75	To manage investments.

AGR Services LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	1	To act as an employer entity.

AGR Services LLC	DE	Operating Subsidiary	AGR Partners LLC	Member	99	To act as an employer entity.

AMC Holding, Inc.	FL	Operating Subsidiary	TIAA, FSB	Shareholder	100	To act as a holding company.

Anglo Sino Henderson Investment Consultancy (Beijing) Co Ltd	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.

Business Property Lending, Inc.	DE	Operating Subsidiary	TIAA, FSB	Shareholder	100	To act as a servicer of securitized commercial mortgage loans.

CAM HR Resources LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	1	To act as an employer entity.

CAM HR Resources LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Managing Member	99	To act as an employer entity.

Churchill Agency Services LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Member	100	To act as administrative and collateral agent in connection with certain investments.

Churchill Asset Management LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	75	To act as a registered investment adviser for senior loan investments, primarily in U.S. middle-market companies.

Clean Energy Partners CEP 2012 Limited	France	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	Financial Services - Investment Management.

Clean Energy Partners CEP Services Limited	United Kingdom	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To manage investments.

Glennmont Asset Management Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners HoldCo LLP	Shareholder	100	To manage investments.

Glennmont Partners I Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners CEP 2012 Limited	Shareholder	100	To manage investments.

GreenWood Resources Capital Management, LLC	DE	Operating Subsidiary	GreenWood Resources, Inc.	Member	100	To act as a registered investment advisor.

GREENWOOD RESOURCES POLAND SPÓŁKA Z OGRANICZONĄ ODPOWIEDZIALNOŚCIĄ	Poland	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To provide property management services.

GreenWood Resources, Inc.	DE	Operating Subsidiary	Beaver Investment Holdings LLC	Shareholder	100	To act as an advisor and manager of investments.

Greenworks Lending LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	To originate loans.

Gresham Asset Management LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	0.01	To serve as a shell entity.

Gresham Investment Management LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Managing Member	78.9	To act as a registered investment advisor, commodity pool operator, and commodity trading advisor, provide investment advisory and management services to Nuveen Group-sponsored investment vehicles.

GWR Uruguay S.A.	Uruguay	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To act as a property manager.

HENDERSON EUROPEAN RETAIL PROPERTY FUND MANAGEMENT S.A.R.L.	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds.

Jatoba Brasil Investimentos Florestais Ltda	Brazil	Operating Subsidiary	GTR Brasil Participações Ltda.	Shareholder	100	To facilitate asset acquisitions of timber assets.

MyVest Corporation	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To provides digital financial account management services.

Nuveen Administration Limited	United Kingdom	Operating Subsidiary	Nuveen Investment Management Holdings Limited	Shareholder	100	To provide administrative services and act as employer.

Nuveen Alternatives Advisors LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide advisory services for alternative investments.

NUVEEN ALTERNATIVES EUROPE S.À. R.L	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To act as an authorized alternative investment fund manager and a management company.

Nuveen Alternatives Services LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide administrative services.

NUVEEN ASSET MANAGEMENT EUROPE S.À. R.L	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To hold or distribute investments.

Nuveen Asset Management, LLC	DE	Operating Subsidiary	Nuveen Fund Advisors, LLC	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

Nuveen Australia Limited	Australia	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory and management services.

Nuveen Canada Company	Canada	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates.

Nuveen Churchill Advisors LLC	DE	Operating Subsidiary	NCBDC Holdings LLC	Member	100	To act as a primary adviser.

Nuveen Consulting (Shanghai) Co Ltd	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.

Nuveen Corporate Secretarial Services Limited	United Kingdom	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide administrative services.

Nuveen Development Management Services LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To provide construction and development management services.

Nuveen France SAS	France	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory services.

Nuveen Fund Advisors, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles. U.S. Securities and Exchange Commission registered investment adviser. U.S. Commodity Futures Trading Commission registered commodity pool operator.

Nuveen Fund Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Hong Kong Limited	Hong Kong	Operating Subsidiary	TGAM HK HC LLC	Shareholder	100	To serve as a regulated entity.

Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	TIAA International Holdings 3 Limited	Shareholder	99.6	To act as the holding company.

Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	TIAA International Holdings 1 Limited	Shareholder	0.4	To act as the holding company.

Nuveen Investment Management International Limited	United Kingdom	Operating Subsidiary	Nuveen FCACO Limited	Shareholder	100	To manage real estate funds.

Nuveen Italy S.R.L.	Italy	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate investments.

NUVEEN JAPAN CO., LTD	Japan	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	Investment management, agency business, financial instruments exchange, market and investment research, and a financial distribution business office.

Nuveen Management AIFM Limited	United Kingdom	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To act as an asset manager.

Nuveen Management Austria GMBH	Austria	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	65	To manage real estate funds.

NUVEEN MANAGEMENT COMPANY (LUXEMBOURG) NO 1 SÀRL	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds.

Nuveen Management Finland OY	Finland	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as an employer for the asset manager in connection with a fund.

Nuveen Natural Capital Limited	United Kingdom	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To manage farmland fund entities.

Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	99.99	To hold investments.

Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Advisors, LLC	Member	0.01	To hold investments.

Nuveen Property Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Real Estate Global Cities Advisors, LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To manage and advise legal entities.

Nuveen Securities, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To act as a broker-dealer that distributes and/or underwrites Nuveen Group-sponsored investment vehicles and facilitates certain trades made by the Nuveen Group’s investment managers on behalf of their clients.

Nuveen Services, LLC	DE	Operating Subsidiary	Nuveen, LLC	Member	100	To act as the employer entity and to enter into commercial relationships pertaining to the provision of shared services.

Nuveen Singapore Private Limited	Singapore	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as a real estate investment advisor.

NWQ Investment Management Company, LLC	DE	Operating Subsidiary	NWQ Partners, LLC	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

Pace Financial Servicing, LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	To engage in servicing activities.

Permian Investor Asset Manager LLC	DE	Operating Subsidiary	Nuveen Permian Investor Asset Manager Member LLC	Member	50	To hold real estate and other investments.

Plata Wine Partners, LLC	CA	Operating Subsidiary	The Plata Wine Partners Trust	Member	45	To hold agricultural investments.

Plata Wine Partners, LLC	CA	Operating Subsidiary	Plata Advisors, LLC	Member	45	To hold agricultural investments.

Plata Wine Partners, LLC	CA	Operating Subsidiary	Plata Managers, LLC	Member	10	To hold agricultural investments.

Santa Barbara Asset Management, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts.

Symphony Alternative Asset Management LLC	DE	Operating Subsidiary	Nuveen Asset Management, LLC	Member	100	To act as an asset manager.

Taurion, S.A.	Uruguay	Operating Subsidiary	Global Timber Spain S.L.	Shareholder	100	To hold alternative investments.

Teachers Advisors, LLC	DE	Operating Subsidiary	Nuveen Finance, LLC	Member	100	To act as a registered investment advisor to provide investment management services.

TIAA Advisory, LLC	DE	Operating Subsidiary	TIAA RFS, LLC	Member	100	To provide investment advisory services to managed account programs.

TIAA Commercial Finance, Inc.	DE	Operating Subsidiary	TIAA, FSB	Shareholder	100	To engage in equipment leasing and commercial financing.

TIAA Global Business Services (India) Private Limited	India	Operating Subsidiary	TIAA GBS Holding LLC	Shareholder	1	To provide certain information technology related services and other support services.

TIAA Global Business Services (India) Private Limited	India	Operating Subsidiary	TIAA GBS Singapore Holding Company Pte. Ltd.	Shareholder	99	To provide certain information technology related services and other support services.

TIAA Kaspick, LLC	DE	Operating Subsidiary	TIAA-CREF Redwood, LLC	Member	100	To act as a registered investment adviser and provide investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations.

TIAA, FSB	FL	Operating Subsidiary	TIAA FSB Holdings, Inc.	Shareholder	100	To provide consumer lending, commercial lending, and trust services nationwide.

TIAA-CREF Individual & Institutional Services, LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	To act as a registered broker-dealer and investment advisor and to provide distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA-CREF Funds, Nuveen Funds, and third party funds within retirement and savings plans and administrative services to tuition savings products.

TIAA-CREF Insurance Agency, LLC	DE	Operating Subsidiary	TIAA RFS, LLC	Member	100	To act as a licensed life insurance agent offering insurance services and products.

TIAA-CREF Investment Management, LLC	DE	Operating Subsidiary	TIAA-CREF Asset Management LLC	Member	100	To serve as a registered investment advisor, which provides investment management services for College Retirement Equities Fund.

TIAA-CREF Life Insurance Company	NY	Operating Subsidiary - 1704(c) Insurance Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	A life insurance company that issues guaranteed and variable annuities and funding agreements to the general public.

TIAA-CREF LUXEMBOURG S.A.R.L.	Luxembourg	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide accounting and domiciliary services to legal entities.

TIAA-CREF Tuition Financing, Inc.	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To administer and provide program management services on behalf of state entities to qualified tuition programs formed pursuant to Section 529 of the Internal Revenue Code.

Westchester Group Chile Investment Management, SPA	Chile	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To facilitate management operations.

Westchester Group Farm Management, Inc.	IL	Operating Subsidiary	Westchester Group Investment Management, Inc.	Member	100	To hold investments.

Westchester Group Investment Management, Inc.	DE	Operating Subsidiary	Westchester Group Investment Management Holding Company, Inc.	Shareholder	100	To hold investments.

Westchester Group of Poland Sp. Z.o.o.	Poland	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage farmland fund entities.

Westchester Group Real Estate, Inc.	IL	Operating Subsidiary	Westchester Group Investment Management, Inc.	Member	100	To provide brokerage services related to agricultural investments.

Westchester Group South America Gestao De Investimentos Ltda.	Brazil	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To manage farmland funds.

Westchester Group SRL	Romania	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage farmland fund entities.

Westchester NGFF Investment, LLC	DE	Operating Subsidiary	Westchester Group Investment Management, Inc.	Member	100	To hold investments.

Winslow Capital Management, LLC	DE	Operating Subsidiary	Nuveen WCM Holdings, LLC	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

*

Note: TIAA has control of the subsidiaries included in this filing (each, a “Subsidiary”) through: (i) direct or indirect ownership of a majority of the voting securities of the Subsidiary; (ii) TIAA, or a subsidiary of TIAA, acting as asset manager or manager of the Subsidiary (or in a similar role); or (iii) corporate governance provisions present in the Subsidiary’s constituent documents.

Item 30.	Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for Registrant, College Retirement Equities Fund, TIAA Real Estate Account, TIAA-CREF Life Insurance Company Separate Account VA-1, TIAA-CREF Life Insurance Company Separate Accounts VLI-I and VLI-2, and TIAA Separate Account VA-1.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Rashmi Badwe	Manager

Raymond Bellucci	Manager, Senior Managing Director

Angela Kahrmann	Manager, President, Chief Executive Officer, Chairman

Benjamin H. Lewis	Manager

Ross Abbott	Chief Operating Officer

Christopher A. Baraks	Vice President

David Barber	Chief Financial Officer

Helen Barnhill	Director, Chief Legal Officer, Assistant Secretary

Daniel Haff	Managing Director

Christopher J. Heald	Treasurer

Lisa K. Lynn	Managing Director, Chief Compliance Officer

Eric Poe	Managing Director

Lisa Humphries	Chief Conflict of Interest Officer

Megan Sendlak	Managing Director, Controller

Troy Burk	Chief Anti-Money Laundering & Sanctions Officer

Jeanne Zelnick	Secretary

*	The address of each Manager and Officer is c/o TIAA-CREF Institutional and Individual Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c) Not Applicable.

Item 32.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, 22 Kimberly Road, East Brunswick, New Jersey 08816, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank, N.A., 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

Item 33.	Management Services

Not Applicable.

Item 34.	Fee Representation

Teachers Insurance and Annuity Association of America. (“TIAA”) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA.

TIAA represents that the No-Action Letters issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012 to ING Life Insurance Company are being relied upon, and that the terms of those No-Action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on April 28, 2023.

TIAA SEPARATE ACCOUNT VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA (On behalf of Registrant and itself)

By:	/s/ Christine Dugan
Name:	Christine Dugan
Title:	Executive Vice President, Product General Manager, Institutional Lifetime Income

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on April 28, 2023 in the capacities indicated.

Signature	Title

/s/ Christine Dugan	Executive Vice President, Product General Manager, Institutional Lifetime
Christine Dugan	Income

/s/ Christopher Baraks	Senior Vice President and Chief Accounting Officer and Corporate
Christopher Baraks	Controller, TIAA (Principal Financial Officer and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE

*	*
Priya Abani	Gina L. Loften

*	*
Samuel R. Bright	La June Montgomery Tabron

*	*
Jason E. Brown	Maureen O’Hara

*	*
Jeffrey R. Brown	Dorothy K. Robinson

*	*
James R. Chambers	Ramona E. Romero

*	*
Thasunda Brown Duckett	Kim M. Sharan

*	*
Lisa W. Hess	Marta Tienda

*
Edward M. Hundert
/s/ Aneal Krishnamurthy
Aneal Krishnamurthy Attorney-in-fact

*	Signed by Aneal Krishnamurthy as attorney-in-fact pursuant to powers of attorney previously filed with the SEC, which are incorporated herein by reference and powers of attorney filed herewith.

Exhibit Index

(d)	Contracts.

(A40) Retirement Choice Annuity Contract

(A41) Retirement Choice Annuity Certificate

(A42) Retirement Choice Plus Annuity Contract

(A43) Retirement Choice Plus Annuity Certificate

(h)	Participation Agreements.

(A44) Participation Agreement among Teachers Insurance and Annuity Association of America and Northern Funds, Northern Trust Investments, Inc. and Northern Funds Distributors, LLC

(j)	Other Material Contracts.

(K) Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A.

(k)	Legal Opinion.

Opinion and consent of Deirdre Hykal, Esquire

(l)	Other Opinions.

(A) Consent of Willkie Farr & Gallagher LLP

(B) Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(p)	Powers of Attorney.

(C) Powers of Attorney

(q)	XBRL

101.INS XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document

101.SCH XBRL Taxonomy Extension Schema Document

101.CAL XBRL Taxonomy Extension Calculation Linkbase

101.DEF XBRL Taxonomy Extension Definition Linkbase

101.LAB XBRL Taxonomy Extension Labels Linkbase

101.PRE XBRL Taxonomy Extension Presentation Linkbase